UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23661

Harbor ETF Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, Illinois 60606-4302

(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR ETF TRUST 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Stephanie A. Capistron, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1 – REPORTS TO STOCKHOLDERS

The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Harbor Active Small Cap ETF

Ticker: SMLL

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Active Small Cap ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Active Small Cap ETF	$40	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$13,828
Number of Investments	48
Total Net Advisory Fees Paid (in thousands)	$60
Portfolio Turnover Rate	27%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Industrials
37.4%
Financials
27.0%
Materials
8.0%
Energy
7.0%
Consumer Discretionary
6.6%
Real Estate
4.0%
Information Technology
3.5%
Health Care
3.5%
Consumer Staples
2.5%
Utilities
0.5%

Table Summary
Value	Value
Utilities	0.5%
Consumer Staples	2.5%
Health Care	3.5%
Information Technology	3.5%
Real Estate	4.0%
Consumer Discretionary	6.6%
Energy	7.0%
Materials	8.0%
Financials	27.0%
Industrials	37.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Active Small Cap Growth ETF

Ticker: SGRW

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Active Small Cap Growth ETF ("Fund") for the period of January 14, 2026 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Active Small Cap Growth ETF	$24	0.80%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,684
Number of Investments	141
Total Net Advisory Fees Paid (in thousands)	$8
Portfolio Turnover Rate	33%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Information Technology
31.7%
Health Care
25.7%
Industrials
23.0%
Consumer Discretionary
5.9%
Financials
5.9%
Materials
3.3%
Communication Services
2.5%
Energy
1.1%
Consumer Staples
0.9%

Table Summary
Value	Value
Consumer Staples	0.9%
Energy	1.1%
Communication Services	2.5%
Materials	3.3%
Financials	5.9%
Consumer Discretionary	5.9%
Industrials	23.0%
Health Care	25.7%
Information Technology	31.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor AI Inflection Strategy ETF

Ticker: EPAI

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor AI Inflection Strategy ETF ("Fund") for the period of December 17, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor AI Inflection Strategy ETF	$39	0.88%
Footnote	Description
Footnote*	The Fund has less than half a year of operations. Expenses would be higher if the Fund operated for the full period.
Footnote†	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$5,390
Number of Investments	37
Total Net Advisory Fees Paid (in thousands)	$13
Portfolio Turnover Rate	-%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Information Technology
53.0%
Industrials
32.8%
Real Estate
5.2%
Health Care
4.6%
Energy
2.3%
Utilities
2.1%

Table Summary
Value	Value
Utilities	2.1%
Energy	2.3%
Health Care	4.6%
Real Estate	5.2%
Industrials	32.8%
Information Technology	53.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Alpha Layering ETF (Consolidated)

Ticker: HOLD

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Alpha Layering ETF (Consolidated) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Alpha Layering ETF (Consolidated)	$35	0.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$8,193
Number of Investments (includes derivatives)	20
Total Net Advisory Fees Paid (in thousands)	$21
Portfolio Turnover Rate	367%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

(excludes derivatives)

Table Summary
Capital Markets	100.0%

Risk AllocationFootnote Reference* (% of Notional Value)

Table Summary
Commodities (Precious Metals)	13.4%
Domestic Equity Index	7.9%
International Equity Index	5.1%
Commodities (Energy)	2.9%
Foreign Currency	(37.6%)
U.S. Treasury Notes & Bonds	(91.7%)
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor AlphaEdge™ Large Cap Value ETF

Ticker: VLLU

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Large Cap Value ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Large Cap Value ETF	$13	0.25%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,349
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$6
Portfolio Turnover Rate	74%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Financials
27.6%
Information Technology
24.1%
Health Care
14.5%
Industrials
8.4%
Energy
7.6%
Communication Services
6.4%
Consumer Discretionary
4.6%
Consumer Staples
3.8%
Materials
3.0%

Table Summary
Value	Value
Materials	3.0%
Consumer Staples	3.8%
Consumer Discretionary	4.6%
Communication Services	6.4%
Energy	7.6%
Industrials	8.4%
Health Care	14.5%
Information Technology	24.1%
Financials	27.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor AlphaEdge™ Small Cap Earners ETF

Ticker: EBIT

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor AlphaEdge™ Small Cap Earners ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor AlphaEdge™ Small Cap Earners ETF	$16	0.29%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$11,416
Number of Investments	656
Total Net Advisory Fees Paid (in thousands)	$15
Portfolio Turnover Rate	41%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Financials 27.3%
Industrials 14.7%
Consumer Discretionary 14.5%
Energy 13.2%
Real Estate 6.2%
Information Technology 5.6%
Communication Services 4.3%
Health Care 4.2%
Materials 4.2%
Utilities 3.1%
Consumer Staples 2.7%

Table Summary
Value	Value
Consumer Staples	2.7%
Utilities	3.1%
Materials	4.2%
Health Care	4.2%
Communication Services	4.3%
Information Technology	5.6%
Real Estate	6.2%
Energy	13.2%
Consumer Discretionary	14.5%
Industrials	14.7%
Financials	27.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Ares Systematic High Yield ETF

Ticker: SIHY

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Ares Systematic High Yield ETF (formerly, Harbor Scientific Alpha High-Yield ETF) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Ares Systematic High Yield ETF	$24	0.48%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$143,909
Number of Investments	242
Total Net Advisory Fees Paid (in thousands)	$388
Portfolio Turnover Rate	37%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Consumer Discretionary
23.9%
Energy
17.7%
Industrials
13.4%
Financials
11.5%
Materials
9.3%
Information Technology
8.6%
Consumer Staples
5.6%
Communication Services
4.3%
Utilities
3.5%
Health Care
1.3%
Real Estate
0.9%

Table Summary
Value	Value
Real Estate	0.9%
Health Care	1.3%
Utilities	3.5%
Communication Services	4.3%
Consumer Staples	5.6%
Information Technology	8.6%
Materials	9.3%
Financials	11.5%
Industrials	13.4%
Energy	17.7%
Consumer Discretionary	23.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Ares Systematic Multi-Sector Income ETF

Ticker: SIFI

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Ares Systematic Multi-Sector Income ETF (formerly, Harbor Scientific Alpha Income ETF) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Ares Systematic Multi-Sector Income ETF	$25	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$32,742
Number of Investments (includes derivatives)	181
Total Net Advisory Fees Paid (in thousands)	$82
Portfolio Turnover Rate	33%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Consumer Discretionary 17.7%
Industrials 17.6%
Information Technology 14.6%
Energy 11.6%
Consumer Staples 10.6%
Financials 8.4%
Communication Services 7.2%
Materials 7.0%
Utilities 3.1%
Health Care 1.6%
Real Estate 0.6%

Table Summary
Value	Value
Real Estate	0.6%
Health Care	1.6%
Utilities	3.1%
Materials	7.0%
Communication Services	7.2%
Financials	8.4%
Consumer Staples	10.6%
Energy	11.6%
Information Technology	14.6%
Industrials	17.6%
Consumer Discretionary	17.7%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Commodity All-Weather Strategy ETF (Consolidated)

Ticker: HGER

Principal U.S. Market: NYSE

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Commodity All-Weather Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$39	0.68%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,089,848
Number of Investments (includes derivatives)	10
Total Net Advisory Fees Paid (in thousands)	$6,428
Portfolio Turnover Rate (not applicable due to the nature of the Fund's investments)	-%

Fund Investments (excludes short-term investments) as of April 30, 2026

Risk AllocationFootnote Reference* (% of Net Assets)

Commodities Sector

Table Summary
Value	Value
Livestock	1.8%
Base Metals	8.1%
Softs	9.5%
Grains and Soybean Products	13.0%
Petroleum	33.3%
Precious Metals	34.3%
Footnote	Description
Footnote*	Based on notional value and represents the sector allocation of the Quantix Commodity Total Return Index.

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Disciplined Bond ETF

Ticker: AGGS

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Disciplined Bond ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Disciplined Bond ETF	$17	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$38,760
Number of Investments	274
Total Net Advisory Fees Paid (in thousands)	$66
Portfolio Turnover Rate	37%

Fund Investments as of April 30, 2026

Investment Allocation (% of Investments)

Corporate Bonds & Notes
30.3%
Mortgage Pass-Through
26.0%
U.S. Government Obligations
19.8%
Collateralized Mortgage Obligations
12.8%
Asset-Backed Securities
10.8%
Municipal Bonds
0.3%

Table Summary
Value	Value
Municipal Bonds	0.3%
Asset-Backed Securities	10.8%
Collateralized Mortgage Obligations	12.8%
U.S. Government Obligations	19.8%
Mortgage Pass-Through	26.0%
Corporate Bonds & Notes	30.3%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Dividend Growth Leaders ETF

Ticker: GDIV

Principal U.S. Market: NYSE

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Dividend Growth Leaders ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Dividend Growth Leaders ETF	$26	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$225,739
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$543
Portfolio Turnover Rate	38%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Information Technology
21.9%
Financials
18.3%
Industrials
18.2%
Health Care
14.5%
Consumer Discretionary
8.1%
Consumer Staples
7.3%
Energy
5.1%
Utilities
4.2%
Materials
1.4%
Real Estate
1.0%

Table Summary
Value	Value
Real Estate	1.0%
Materials	1.4%
Utilities	4.2%
Energy	5.1%
Consumer Staples	7.3%
Consumer Discretionary	8.1%
Health Care	14.5%
Industrials	18.2%
Financials	18.3%
Information Technology	21.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Emerging Markets Equity ETF

Ticker: EPEM

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Emerging Markets Equity ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Emerging Markets Equity ETF	$46	0.84%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$7,575
Number of Investments	42
Total Net Advisory Fees Paid (in thousands)	$28
Portfolio Turnover Rate	10%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Pacific Basin
72.4%
Latin America
8.9%
South America
7.2%
South Asia
3.7%
Africa
3.2%
Europe
2.7%
Other
1.9%

Table Summary
Value	Value
Other	1.9%
Europe	2.7%
Africa	3.2%
South Asia	3.7%
South America	7.2%
Latin America	8.9%
Pacific Basin	72.4%

Country Breakdown (% of Investments)

Table Summary
Taiwan	30.9%
China	25.3%
South Korea	10.6%
Brazil	8.9%
Colombia	4.5%
India	3.7%
Thailand	3.3%
South Africa	3.2%
Chile	2.8%
Czech Republic	2.7%
Others	4.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Emerging Markets Select ETF

Ticker: EMES

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Emerging Markets Select ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Emerging Markets Select ETF	$35	0.65%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$11,222
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$32
Portfolio Turnover Rate	23%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Pacific Basin
50.3%
Middle East/Central Asia
18.5%
South Asia
16.0%
Latin America
11.2%
Europe
3.0%
Other
1.0%

Table Summary
Value	Value
Other	1.0%
Europe	3.0%
Latin America	11.2%
South Asia	16.0%
Middle East/Central Asia	18.5%
Pacific Basin	50.3%

Country Breakdown (% of Investments)

Table Summary
Taiwan	21.6%
China	21.0%
South Korea	20.3%
India	16.0%
Brazil	8.5%
Hong Kong	2.4%
Philippines	1.7%
Turkey	1.7%
Peru	1.4%
Greece	1.3%
Others	4.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Health Care ETF

Ticker: MEDI

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Health Care ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Health Care ETF	$40	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$27,575
Number of Investments	40
Total Net Advisory Fees Paid (in thousands)	$103
Portfolio Turnover Rate	70%

Fund Investments as of April 30, 2026

Industry Allocation (% of Investments)

Biotechnology
54.5%
Pharmaceuticals
23.4%
Health Care Equipment & Supplies
10.4%
Health Care Providers & Services
7.4%
Life Sciences Tools & Services
4.0%
Health Care Technology
0.3%

Table Summary
Value	Value
Health Care Technology	0.3%
Life Sciences Tools & Services	4.0%
Health Care Providers & Services	7.4%
Health Care Equipment & Supplies	10.4%
Pharmaceuticals	23.4%
Biotechnology	54.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Human Capital Factor US Large Cap ETF

Ticker: HAPI

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Human Capital Factor US Large Cap ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor US Large Cap ETF	$18	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$469,995
Number of Investments	154
Total Net Advisory Fees Paid (in thousands)	$776
Portfolio Turnover Rate	28%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Information Technology
29.9%
Communication Services
16.4%
Financials
12.3%
Industrials
9.7%
Consumer Discretionary
9.7%
Health Care
7.8%
Consumer Staples
5.9%
Energy
3.4%
Utilities
1.9%
Real Estate
1.6%
Materials
1.4%

Table Summary
Value	Value
Materials	1.4%
Real Estate	1.6%
Utilities	1.9%
Energy	3.4%
Consumer Staples	5.9%
Health Care	7.8%
Consumer Discretionary	9.7%
Industrials	9.7%
Financials	12.3%
Communication Services	16.4%
Information Technology	29.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Human Capital Factor US Small Cap ETF

Ticker: HAPS

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Human Capital Factor US Small Cap ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Human Capital Factor US Small Cap ETF	$32	0.60%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$157,469
Number of Investments	201
Total Net Advisory Fees Paid (in thousands)	$441
Portfolio Turnover Rate	63%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Financials
21.1%
Health Care
17.7%
Industrials
14.6%
Information Technology
13.2%
Consumer Discretionary
8.3%
Energy
6.4%
Real Estate
5.9%
Materials
5.8%
Communication Services
3.5%
Utilities
2.4%
Consumer Staples
1.1%

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	2.4%
Communication Services	3.5%
Materials	5.8%
Real Estate	5.9%
Energy	6.4%
Consumer Discretionary	8.3%
Information Technology	13.2%
Industrials	14.6%
Health Care	17.7%
Financials	21.1%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor International Compounders ETF

Ticker: OSEA

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Compounders ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor International Compounders ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$492,840
Number of Investments	29
Total Net Advisory Fees Paid (in thousands)	$1,393
Portfolio Turnover Rate	8%

Fund Investments (excludes short-term investments) as of April 30, 2026

Region Breakdown (% of Investments)

Europe
55.3%
Pacific Basin
31.3%
North America
6.8%
South Asia
3.9%
Latin America
2.7%

Table Summary
Value	Value
Latin America	2.7%
South Asia	3.9%
North America	6.8%
Pacific Basin	31.3%
Europe	55.3%

Country Breakdown (% of Investments)

Table Summary
United Kingdom	17.3%
Germany	15.7%
Japan	10.9%
France	10.5%
China	7.4%
Taiwan	7.2%
United States	6.8%
Netherlands	5.0%
Hong Kong	4.3%
India	3.9%
Others	11.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor International Equity ETF

Ticker: EPIN

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor International Equity ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor International Equity ETF	$42	0.80%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$6,956
Number of Investments	62
Total Net Advisory Fees Paid (in thousands)	$26
Portfolio Turnover Rate	-%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Europe
44.0%
Pacific Basin
33.8%
North America
12.0%
South America
3.8%
Latin America
3.4%
South Asia
2.1%
Other
0.9%

Table Summary
Value	Value
Other	0.9%
South Asia	2.1%
Latin America	3.4%
South America	3.8%
North America	12.0%
Pacific Basin	33.8%
Europe	44.0%

Country Breakdown (% of Investments)

Table Summary
Taiwan	13.0%
United Kingdom	11.9%
Japan	8.4%
United States	7.8%
Italy	5.9%
Norway	5.3%
China	4.7%
Germany	4.5%
France	4.3%
Netherlands	4.2%
Others	30.0%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Long-Short Equity ETF

Ticker: LSEQ

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Long-Short Equity ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Long-Short Equity ETF	$120	2.19%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$15,382
Number of Investments (includes derivatives)	162
Total Net Advisory Fees Paid (in thousands)	$102
Portfolio Turnover Rate	142%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Table Summary
Health Care	17.6%
Materials	17.1%
Information Technology	16.1%
Consumer Discretionary	13.3%
Communication Services	11.3%
Energy	8.8%
Industrials	5.9%
Utilities	4.9%
Consumer Staples	4.4%
Financials	0.6%

Sector Allocation (% of Investments Sold Short)

Table Summary
Information Technology	31.6%
Health Care	19.9%
Communication Services	18.1%
Consumer Discretionary	15.8%
Utilities	4.9%
Industrials	4.5%
Consumer Staples	2.7%
Materials	2.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Long-Term Growers ETF

Ticker: WINN

Principal U.S. Market: NYSE

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Long-Term Growers ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Long-Term Growers ETF	$28	0.57%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$1,090,326
Number of Investments	69
Total Net Advisory Fees Paid (in thousands)	$2,958
Portfolio Turnover Rate	25%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Information Technology
48.5%
Communication Services
15.6%
Consumer Discretionary
13.4%
Health Care
7.0%
Financials
5.3%
Industrials
5.3%
Consumer Staples
3.0%
Utilities
1.4%
Real Estate
0.5%

Table Summary
Value	Value
Real Estate	0.5%
Utilities	1.4%
Consumer Staples	3.0%
Industrials	5.3%
Financials	5.3%
Health Care	7.0%
Consumer Discretionary	13.4%
Communication Services	15.6%
Information Technology	48.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Mid Cap Core ETF

Ticker: EPMB

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Core ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Mid Cap Core ETF	$47	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,501
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$18
Portfolio Turnover Rate	-%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Industrials
29.8%
Information Technology
17.5%
Financials
15.6%
Health Care
9.8%
Consumer Discretionary
8.6%
Materials
6.3%
Real Estate
5.2%
Energy
4.4%
Utilities
1.7%
Consumer Staples
1.1%

Table Summary
Value	Value
Consumer Staples	1.1%
Utilities	1.7%
Energy	4.4%
Real Estate	5.2%
Materials	6.3%
Consumer Discretionary	8.6%
Health Care	9.8%
Financials	15.6%
Information Technology	17.5%
Industrials	29.8%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Mid Cap Value ETF

Ticker: EPMV

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Mid Cap Value ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Mid Cap Value ETF	$47	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,439
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$18
Portfolio Turnover Rate	6%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Industrials
23.4%
Financials
19.4%
Information Technology
15.8%
Consumer Discretionary
11.6%
Materials
7.4%
Health Care
6.6%
Real Estate
6.4%
Energy
5.0%
Utilities
3.0%
Consumer Staples
1.4%

Table Summary
Value	Value
Consumer Staples	1.4%
Utilities	3.0%
Energy	5.0%
Real Estate	6.4%
Health Care	6.6%
Materials	7.4%
Consumer Discretionary	11.6%
Information Technology	15.8%
Financials	19.4%
Industrials	23.4%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Multi-Asset Explorer ETF (Consolidated)

Ticker: MAPP

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Multi-Asset Explorer ETF (Consolidated) ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Multi-Asset Explorer ETF (Consolidated)	$36	0.70%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$10,941
Number of Investments	22
Total Net Advisory Fees Paid (in thousands)	$33
Portfolio Turnover Rate	150%

Fund Investments as of April 30, 2026

Investment Allocation (% of Investments)

Equity Funds
52.5%
Fixed Income Funds
41.1%
Commodity Funds
6.4%

Table Summary
Value	Value
Commodity Funds	6.4%
Fixed Income Funds	41.1%
Equity Funds	52.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Osmosis Emerging Markets Resource Efficient ETF

Ticker: EFFE

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Osmosis Emerging Markets Resource Efficient ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Osmosis Emerging Markets Resource Efficient ETF	$36	0.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$129,948
Number of Investments	76
Total Net Advisory Fees Paid (in thousands)	$427
Portfolio Turnover Rate	83%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Pacific Basin
69.7%
South Asia
12.1%
Middle East/Central Asia
5.1%
Latin America
4.7%
Africa
3.4%
Europe
2.3%
Other
2.7%

Table Summary
Value	Value
Other	2.7%
Europe	2.3%
Africa	3.4%
Latin America	4.7%
Middle East/Central Asia	5.1%
South Asia	12.1%
Pacific Basin	69.7%

Country Breakdown (% of Investments)

Table Summary
Taiwan	24.9%
China	23.0%
South Korea	18.5%
India	12.1%
Brazil	4.7%
South Africa	3.3%
Saudi Arabia	2.7%
Mexico	1.8%
United Arab Emirates	1.2%
Malaysia	1.2%
Others	6.6%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Osmosis International Resource Efficient ETF

Ticker: EFFI

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Osmosis International Resource Efficient ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Osmosis International Resource Efficient ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$139,401
Number of Investments	72
Total Net Advisory Fees Paid (in thousands)	$373
Portfolio Turnover Rate	54%

Fund Investments as of April 30, 2026

Region Breakdown (% of Investments)

Europe
58.2%
Pacific Basin
27.6%
North America
12.8%
Other
1.4%

Table Summary
Value	Value
Other	1.4%
North America	12.8%
Pacific Basin	27.6%
Europe	58.2%

Country Breakdown (% of Investments)

Table Summary
Japan	19.3%
United Kingdom	12.3%
Canada	11.4%
France	8.1%
Germany	7.0%
Switzerland	6.0%
Australia	5.1%
Sweden	4.3%
Italy	3.5%
Spain	3.1%
Others	19.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor PanAgora Dynamic Large Cap Core ETF

Ticker: INFO

Principal U.S. Market: NYSE

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor PanAgora Dynamic Large Cap Core ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor PanAgora Dynamic Large Cap Core ETF	$18	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$771,937
Number of Investments	130
Total Net Advisory Fees Paid (in thousands)	$1,148
Portfolio Turnover Rate	40%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Information Technology
34.2%
Financials
11.7%
Communication Services
10.5%
Consumer Discretionary
9.6%
Industrials
8.9%
Health Care
8.2%
Consumer Staples
5.5%
Energy
3.8%
Utilities
3.2%
Materials
2.7%
Real Estate
1.7%

Table Summary
Value	Value
Real Estate	1.7%
Materials	2.7%
Utilities	3.2%
Energy	3.8%
Consumer Staples	5.5%
Health Care	8.2%
Industrials	8.9%
Consumer Discretionary	9.6%
Communication Services	10.5%
Financials	11.7%
Information Technology	34.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor SMID Cap Core ETF

Ticker: EPSB

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor SMID Cap Core ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor SMID Cap Core ETF	$48	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,660
Number of Investments	56
Total Net Advisory Fees Paid (in thousands)	$18
Portfolio Turnover Rate	3%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Industrials
31.9%
Information Technology
20.1%
Financials
14.9%
Materials
8.2%
Health Care
6.2%
Consumer Discretionary
6.2%
Real Estate
6.1%
Energy
3.2%
Utilities
3.2%

Table Summary
Value	Value
Utilities	3.2%
Energy	3.2%
Real Estate	6.1%
Consumer Discretionary	6.2%
Health Care	6.2%
Materials	8.2%
Financials	14.9%
Information Technology	20.1%
Industrials	31.9%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor SMID Cap Value ETF

Ticker: EPSV

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor SMID Cap Value ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor SMID Cap Value ETF	$49	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$4,983
Number of Investments	57
Total Net Advisory Fees Paid (in thousands)	$19
Portfolio Turnover Rate	4%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Industrials
24.2%
Information Technology
23.4%
Financials
20.1%
Real Estate
7.4%
Energy
6.0%
Consumer Staples
5.0%
Materials
5.0%
Consumer Discretionary
4.2%
Utilities
3.8%
Health Care
0.9%

Table Summary
Value	Value
Health Care	0.9%
Utilities	3.8%
Consumer Discretionary	4.2%
Materials	5.0%
Consumer Staples	5.0%
Energy	6.0%
Real Estate	7.4%
Financials	20.1%
Information Technology	23.4%
Industrials	24.2%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

Harbor Transformative Technologies ETF

Ticker: TEC

Principal U.S. Market: NYSE Arca, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Harbor Transformative Technologies ETF ("Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Harbor Transformative Technologies ETF	$35	0.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$6,756
Number of Investments	42
Total Net Advisory Fees Paid (in thousands)	$21
Portfolio Turnover Rate	7%

Fund Investments as of April 30, 2026

Sector Allocation (% of Investments)

Information Technology
70.5%
Communication Services
12.5%
Consumer Discretionary
9.3%
Health Care
4.2%
Utilities
1.5%
Financials
1.0%
Industrials
1.0%

Table Summary
Value	Value
Industrials	1.0%
Financials	1.0%
Utilities	1.5%
Health Care	4.2%
Consumer Discretionary	9.3%
Communication Services	12.5%
Information Technology	70.5%

Availability of Additional Information

Additional information about the Fund, including but not limited to the Fund’s financial statements, prospectus or schedule of holdings can be accessed by visiting www.harborcapital.com/documents/fund, by scanning the QR code, or by contacting us at 800-422-1050. For proxy voting information, visit www.harborcapital.com/proxy-voting.

ITEM 2 – CODE OF ETHICS

Not applicable

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6 – INVESTMENTS

(a) The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

The following is a copy of the semi-annual financial statements, including financial highlights:

Semi-Annual Financial Statements and Additional Information
HARBOR ETF TRUST
April 30, 2026

Harbor Active Small Cap ETF
Harbor Active Small Cap Growth ETF
Harbor AI Inflection Strategy ETF
Harbor Alpha Layering ETF (Consolidated)
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Ares Systematic High Yield ETF
Harbor Ares Systematic Multi-Sector Income ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF

Table of Contents

Harbor ETF Trust
Portfolio of Investments
Harbor Active Small Cap ETF	2
Harbor Active Small Cap Growth ETF	4
Harbor AI Inflection Strategy ETF	7
Harbor Alpha Layering ETF (CONSOLIDATED)	8
Harbor AlphaEdge™ Large Cap Value ETF	9
Harbor AlphaEdge™ Small Cap Earners ETF	11
Harbor Ares Systematic High Yield ETF	19
Harbor Ares Systematic Multi-Sector Income ETF	25
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	30
Harbor Disciplined Bond ETF	31
Harbor Dividend Growth Leaders ETF	37
Harbor Emerging Markets Equity ETF	39
Harbor Emerging Markets Select ETF	41
Harbor Health Care ETF	43
Harbor Human Capital Factor US Large Cap ETF	44
Harbor Human Capital Factor US Small Cap ETF	47
Harbor International Compounders ETF	51
Harbor International Equity ETF	53
Harbor Long-Short Equity ETF	55
Harbor Long-Term Growers ETF	59
Harbor Mid Cap Core ETF	61
Harbor Mid Cap Value ETF	63
Harbor Multi-Asset Explorer ETF (CONSOLIDATED)	65
Harbor Osmosis Emerging Markets Resource Efficient ETF	66
Harbor Osmosis International Resource Efficient ETF	68
Harbor PanAgora Dynamic Large Cap Core ETF	70
Harbor SMID Cap Core ETF	73
Harbor SMID Cap Value ETF	75
Harbor Transformative Technologies ETF	77
Financial Statements
Statements of Assets and Liabilities	79
Statements of Operations	83
Statements of Changes in Net Assets	87
Financial Highlights	94
Notes to Financial Statements	109

Table of Contents—Continued

Additional Information
FORM N-CSR ITEMS 8-11	124
This material is intended for the Funds' shareholders. It may be distributed to prospective investors only if it is preceded or accompanied by the current prospectus. Prospective investors should carefully consider the investment objectives, risks, charges and expenses of a Harbor ETF before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.
Foreside Fund Services, LLC is the Distributor of the Harbor ETF Trust.

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Byron Place Capital Management, LLC
Value and Cost in Thousands

COMMON STOCKS—95.6%
Shares		Value
AEROSPACE & DEFENSE—3.1%
1,310	Arxis, Inc. Class A*	$46
1,806	Loar Holdings, Inc. *	101
11,500	StandardAero, Inc. *	286
		433
BANKS—7.8%
7,663	Northpointe Bancshares, Inc.	137
9,477	United Bankshares, Inc.	415
3,519	Wintrust Financial Corp.	530
		1,082
BEVERAGES—1.2%
682	Boston Beer Co., Inc. Class A*	162
BUILDING PRODUCTS—4.8%
2,543	Fortune Brands Innovations, Inc.	103
11,576	Hayward Holdings, Inc. *	174
74,939	Janus International Group, Inc. *	389
		666
CAPITAL MARKETS—9.5%
9,427	Artisan Partners Asset Management, Inc. Class A	353
1,049	FactSet Research Systems, Inc.	239
2,450	Moelis & Co. Class A	159
2,617	Morningstar, Inc.	441
11,762	Wealthfront Corp. *	124
		1,316
CHEMICALS—0.6%
1,006	Solstice Advanced Materials, Inc.	82
CONSTRUCTION & ENGINEERING—4.0%
24,428	WillScot Holdings Corp.	553
CONSUMER FINANCE—0.5%
2,163	Figure Technology Solutions, Inc. Class A*	76
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.3%
4,084	Maplebear, Inc. *	173
CONTAINERS & PACKAGING—2.2%
2,407	AptarGroup, Inc.	298
DISTRIBUTORS—4.6%
2,961	Pool Corp.	632
ENERGY EQUIPMENT & SERVICES—3.8%
15,469	Liberty Energy, Inc.	523
FINANCIAL SERVICES—6.3%
28,602	Remitly Global, Inc. *	626
5,685	Shift4 Payments, Inc. Class A*	252
		878
GROUND TRANSPORTATION—0.8%
7,970	Lyft, Inc. Class A*	113
HEALTH CARE PROVIDERS & SERVICES—1.7%
3,395	U.S. Physical Therapy, Inc.	242

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE TECHNOLOGY—1.5%
8,705	Doximity, Inc. Class A*	$213
HOTEL & RESORT REITS—2.1%
35,303	RLJ Lodging Trust	291
HOTELS, RESTAURANTS & LEISURE—1.8%
2,040	Monarch Casino & Resort, Inc.	242
INSURANCE—1.6%
5,812	Accelerant Holdings Class A (Cayman Islands)*	76
442	Kinsale Capital Group, Inc.	143
		219
MACHINERY—12.4%
11,391	Douglas Dynamics, Inc.	525
38,798	Hillman Solutions Corp. *	317
2,158	Middleby Corp. *	303
423	RBC Bearings, Inc. *	253
3,365	Toro Co.	320
		1,718
METALS & MINING—4.9%
1,878	Reliance, Inc.	681
MULTI-UTILITIES—0.5%
912	CMS Energy Corp.	70
OIL, GAS & CONSUMABLE FUELS—2.9%
931	DT Midstream, Inc.	138
5,958	Range Resources Corp.	259
		397
PROFESSIONAL SERVICES—9.1%
13,721	Andersen Group, Inc. Class A*	485
3,386	Paylocity Holding Corp. *	357
5,913	SS&C Technologies Holdings, Inc.	410
		1,252
RETAIL REITS—1.7%
5,877	Phillips Edison & Co., Inc.	236
SOFTWARE—3.4%
43,143	Freshworks, Inc. Class A*	352
2,224	Q2 Holdings, Inc. *	113
		465
TRADING COMPANIES & DISTRIBUTORS—1.5%
3,141	Core & Main, Inc. Class A*	158
2,162	EquipmentShare.com, Inc. Class A*	45
		203
TOTAL COMMON STOCKS (Cost $14,188)		13,216
TOTAL INVESTMENTS—95.6% (Cost $14,188)		13,216
CASH AND OTHER ASSETS, LESS LIABILITIES—4.4%		612
TOTAL NET ASSETS—100%		$13,828

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Granahan Investment Management LLC
Value and Cost in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—5.6%
16	AeroVironment, Inc. *	$3
2,355	Archer Aviation, Inc. Class A*	13
318	Arxis, Inc. Class A*	11
336	Beta Technologies, Inc. Class A*	5
110	BWX Technologies, Inc.	24
168	Carpenter Technology Corp.	72
267	FTAI Aviation Ltd.	67
245	Red Cat Holdings, Inc. *	3
257	York Space Systems, Inc. *	9
		207
BANKS—1.8%
651	Texas Capital Bancshares, Inc. *	66
BIOTECHNOLOGY—13.2%
227	AnaptysBio, Inc. *	15
294	Apogee Therapeutics, Inc. *	24
1,033	BridgeBio Oncology Therapeutics, Inc. (Cayman Islands)*	9
350	Bridgebio Pharma, Inc. *	25
252	Celcuity, Inc. *	31
206	Cytokinetics, Inc. *	13
840	Dyne Therapeutics, Inc. *	15
407	First Tracks Biotherapeutics, Inc. *	9
182	GRAIL, Inc. *	10
1,120	Immunome, Inc. *	26
897	Immunovant, Inc. *	24
589	Kiniksa Pharmaceuticals International PLC *	32
826	MoonLake Immunotherapeutics *	14
140	Nuvalent, Inc. Class A*	14
149	Protagonist Therapeutics, Inc. *	15
106	Revolution Medicines, Inc. *	15
289	Rhythm Pharmaceuticals, Inc. *	23
532	Scholar Rock Holding Corp. *	25
1,016	Stoke Therapeutics, Inc. *	33
1,134	Syndax Pharmaceuticals, Inc. *	24
2,653	Taysha Gene Therapies, Inc. *	17
928	Viking Therapeutics, Inc. *	29
353	Xenon Pharmaceuticals, Inc. (Canada)*	20
840	Zymeworks, Inc. *	23
		485
BROADLINE RETAIL—0.5%
577	Global-e Online Ltd. (Israel)*	18
BUILDING PRODUCTS—1.7%
248	Modine Manufacturing Co. *	63
CAPITAL MARKETS—0.7%
497	Marex Group PLC (United Kingdom)	27
COMMERCIAL SERVICES & SUPPLIES—2.3%
953	Casella Waste Systems, Inc. Class A*	75
470	Montrose Environmental Group, Inc. *	10
		85
COMMUNICATIONS EQUIPMENT—0.5%
339	Viavi Solutions, Inc. *	18
CONSTRUCTION & ENGINEERING—2.1%
221	Ameresco, Inc. Class A*	7

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
131	Cardinal Infrastructure Group, Inc. Class A*	$7
62	Sterling Infrastructure, Inc. *	32
1,384	WillScot Holdings Corp.	31
		77
CONSUMER FINANCE—1.7%
143	Dave, Inc. *	39
658	Figure Technology Solutions, Inc. Class A*	23
		62
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.9%
431	Chefs' Warehouse, Inc. *	33
DIVERSIFIED CONSUMER SERVICES—0.1%
83	Universal Technical Institute, Inc. *	3
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
214	Anterix, Inc. *	10
987	Cogent Communications Holdings, Inc.	23
		33
ELECTRICAL EQUIPMENT—2.8%
1,225	Enovix Corp. *	8
1,379	Forgent Power Solutions, Inc. *	52
49	Generac Holdings, Inc. *	13
261	Nextpower, Inc. Class A*	31
		104
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.3%
1,882	908 Devices, Inc. *	13
42	Advanced Energy Industries, Inc.	16
2,164	Arlo Technologies, Inc. *	30
56	Fabrinet (Thailand)*	38
2,573	LightPath Technologies, Inc. Class A*	33
78	nLight, Inc. *	6
64	Rogers Corp. *	9
173	TTM Technologies, Inc. *	27
1,720	Unusual Machines, Inc. (Puerto Rico)*	25
		197
FINANCIAL SERVICES—0.9%
1,096	Chime Financial, Inc. Class A*	24
283	Toast, Inc. Class A*	8
		32
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
903	Beta Bionics, Inc. *	9
21	iRadimed Corp.	2
238	IRhythm Holdings, Inc. *	31
1,066	Neogen Corp. *	10
2,150	OrthoPediatrics Corp. *	32
2,507	Owlet, Inc. *	12
4,336	SI-BONE, Inc. *	54
		150
HEALTH CARE PROVIDERS & SERVICES—3.5%
1,991	Alignment Healthcare, Inc. *	45
322	CorVel Corp. *	19
103	GeneDx Holdings Corp. *	6
462	HealthEquity, Inc. *	38

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
358	RadNet, Inc. *	$20
		128
HOTELS, RESTAURANTS & LEISURE—2.7%
77	Cava Group, Inc. *	7
367	First Watch Restaurant Group, Inc. *	5
2,579	Genius Sports Ltd. (United Kingdom)*	11
280	Kura Sushi USA, Inc. Class A*	15
819	Life Time Group Holdings, Inc. *	22
852	Lindblad Expeditions Holdings, Inc. *	16
1,262	Sportradar Group AG Class A (Switzerland)*	17
840	Sweetgreen, Inc. Class A*	6
		99
HOUSEHOLD DURABLES—1.1%
133	Green Brick Partners, Inc. *	9
290	SharkNinja, Inc. *	33
		42
INSURANCE—0.7%
270	Ethos Technologies, Inc. Class A*	5
64	Kinsale Capital Group, Inc.	20
		25
IT SERVICES—0.7%
162	DigitalOcean Holdings, Inc. *	15
146	Okta, Inc. *	11
		26
LEISURE PRODUCTS—0.6%
1,534	Callaway Golf Co. *	23
LIFE SCIENCES TOOLS & SERVICES—2.1%
2,262	BioLife Solutions, Inc. *	48
452	CryoPort, Inc. *	5
205	Repligen Corp. *	24
		77
MACHINERY—6.9%
461	CECO Environmental Corp. *	34
2,810	Gates Industrial Corp. PLC *	72
249	JBT Marel Corp.	29
819	Kornit Digital Ltd. (Israel)*	13
1,171	Mayville Engineering Co., Inc. *	27
131	RBC Bearings, Inc. *	79
		254
MEDIA—1.5%
4,345	Magnite, Inc. *	56
METALS & MINING—3.2%
462	Materion Corp.	85
456	MP Materials Corp. *	30
370	U.S. Antimony Corp. *	4
		119
OIL, GAS & CONSUMABLE FUELS—1.1%
195	Centrus Energy Corp. Class A*	41
PHARMACEUTICALS—2.2%
774	Edgewise Therapeutics, Inc. *	24

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
1,107	EyePoint, Inc. *	$15
98	Ligand Pharmaceuticals, Inc. *	22
3,356	Xeris Biopharma Holdings, Inc. *	21
		82
PROFESSIONAL SERVICES—0.3%
313	ExlService Holdings, Inc. *	10
56	Spire Global, Inc. *	1
		11
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—14.0%
771	Allegro MicroSystems, Inc. (Japan)*	37
228	Credo Technology Group Holding Ltd. *	40
20,709	indie Semiconductor, Inc. Class A (China)*	93
199	Lattice Semiconductor Corp. *	24
35	Nova Ltd. (Israel)*	18
229	Onto Innovation, Inc. *	68
304	Rambus, Inc. *	35
1,474	Rigetti Computing, Inc. *	26
182	Semtech Corp. *	19
484	Silicon Motion Technology Corp. ADR (Taiwan)[1]	106
70	Tower Semiconductor Ltd. (Israel)*	15
693	Veeco Instruments, Inc. *	35
		516
SOFTWARE—9.8%
250	Agilysys, Inc. *	16
1,089	Alkami Technology, Inc. *	17
1,044	Arteris, Inc. *	30
2,593	Cellebrite DI Ltd. (Israel)*	34
779	Core Scientific, Inc. *	15
314	Descartes Systems Group, Inc. (Canada)*	23
15,842	Digital Turbine, Inc. *	56
422	JFrog Ltd. (Israel)*	20
1,830	Netskope, Inc. Class A*	18
557	Nutanix, Inc. Class A*	23
10,663	Porch Group, Inc. *	103
452	Zeta Global Holdings Corp. Class A*	8
		363
SPECIALTY RETAIL—0.7%
132	Boot Barn Holdings, Inc. *	23
155	Warby Parker, Inc. Class A*	3
		26
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
378	IonQ, Inc. *	17
TRADING COMPANIES & DISTRIBUTORS—0.7%
881	NPK International, Inc. *	14
546	QXO, Inc. *	11
		25
TOTAL COMMON STOCKS (Cost $3,451)		3,590
TOTAL INVESTMENTS—97.4% (Cost $3,451)		3,590
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		94
TOTAL NET ASSETS—100%		$3,684

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AI Inflection Strategy ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
AIR FREIGHT & LOGISTICS—2.1%
616	CH Robinson Worldwide, Inc.	$112
BUILDING PRODUCTS—2.3%
872	Johnson Controls International PLC	127
CONSTRUCTION & ENGINEERING—10.3%
184	EMCOR Group, Inc.	164
1,264	Everus Construction Group, Inc. *	186
520	MasTec, Inc. *	205
		555
ELECTRICAL EQUIPMENT—12.3%
1,472	Atkore, Inc.	115
352	Eaton Corp. PLC	152
128	GE Vernova, Inc.	139
776	Vertiv Holdings Co. Class A	255
		661
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—13.3%
880	Amphenol Corp. Class A	130
1,048	Corning, Inc.	172
1,568	Flex Ltd. *	144
608	Sanmina Corp. *	132
600	TD SYNNEX Corp.	137
		715
GAS UTILITIES—2.1%
600	Atmos Energy Corp.	114
IT SERVICES—2.1%
760	Twilio, Inc. Class A*	113
LIFE SCIENCES TOOLS & SERVICES—4.6%
664	Agilent Technologies, Inc.	77
528	Charles River Laboratories International, Inc. *	88
520	IQVIA Holdings, Inc. *	82
		247
MACHINERY—3.6%
1,280	Flowserve Corp.	94
464	SPX Technologies, Inc. *	102
		196

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—2.3%
5,760	Antero Midstream Corp.	$126
PROFESSIONAL SERVICES—1.9%
200	CACI International, Inc. Class A*	104
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.7%
656	CBRE Group, Inc. Class A*	94
1,488	CoStar Group, Inc. *	51
		145
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—34.9%
2,512	Amkor Technology, Inc.	175
496	Applied Materials, Inc.	196
120	ASML Holding NV New York Registry Shares (Netherlands)	173
1,312	Entegris, Inc.	186
1,568	FormFactor, Inc. *	213
680	Lam Research Corp.	175
120	Monolithic Power Systems, Inc.	194
504	NXP Semiconductors NV (Netherlands)	148
488	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	193
664	Teradyne, Inc.	228
		1,881
SOFTWARE—2.4%
272	Synopsys, Inc. *	131
SPECIALIZED REITS—2.5%
664	Digital Realty Trust, Inc.	133
TOTAL COMMON STOCKS (Cost $4,102)		5,360
TOTAL INVESTMENTS—99.4% (Cost $4,102)		5,360
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		30
TOTAL NET ASSETS—100%		$5,390

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Alpha Layering ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: PanAgora Asset Management, Inc.
Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—41.1%
Shares		Value
(Cost $3,285)
CAPITAL MARKETS—41.1%
4,664	iShares Core S&P 500 ETF	$3,368
TOTAL INVESTMENTS—41.1% (Cost $3,285)		3,368
CASH AND OTHER ASSETS, LESS LIABILITIES—58.9%		4,825
TOTAL NET ASSETS—100%		$8,193

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
COMEX E-Micro Gold Futures	60	06/26	$2,778	$(100)
ICE U.S. MSCI Emerging Markets Index Futures	13	06/26	1,062	64
Micro E-mini NASDAQ-100 Futures	15	06/26	828	67
Micro E-mini Russell 2000 Futures	58	06/26	814	48
Micro Ultra U.S. Treasury Bond Futures	7	05/26	81	(1)
Micro WTI Crude Oil Futures	57	05/26	599	90
Total Long Futures Contracts				$168

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Australian Dollar Currency Futures	15	06/26	$1,079	$(13)
CME British Pound Currency Futures	17	06/26	1,445	(14)
CME Canadian Dollar Currency Futures	21	06/26	1,549	(11)
CME E-Micro Australian Dollar Currency Futures	21	06/26	151	(3)
CME E-Micro British Pound Currency Futures	18	06/26	153	(2)
CME E-Micro Canadian Dollar Currency Futures	34	06/26	251	(1)
CME E-Micro Euro Foreign Exchange Currency Futures	12	06/26	176	(2)
CME Euro Foreign Exchange Currency Futures	9	06/26	1,323	(7)
CME Japanese Yen Currency Futures	21	06/26	1,684	(41)
U.S. Treasury Long Bond Futures	15	06/26	1,693	19
U.S. Treasury Note Futures 10 Year	25	06/26	2,765	17
U.S. Treasury Note Futures 2 Year	51	06/26	10,563	17
U.S. Treasury Note Futures 5 Year	38	06/26	4,098	17
Total Short Futures Contracts				$(24)
Total Futures Contracts				$144
FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments and Futures Contracts schedule) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—3.4%
363	General Dynamics Corp.	$125
242	Textron, Inc.	23
		148
AIR FREIGHT & LOGISTICS—0.6%
67	FedEx Corp.	27
AUTOMOBILE COMPONENTS—2.1%
787	Autoliv, Inc. (Sweden)	91
AUTOMOBILES—0.5%
278	General Motors Co.	21
BANKS—11.2%
2,435	Bank of America Corp.	130
998	Citigroup, Inc.	128
392	JPMorgan Chase & Co.	123
1,294	Wells Fargo & Co.	106
		487
BIOTECHNOLOGY—4.4%
502	Exelixis, Inc. *	22
913	Gilead Sciences, Inc.	119
29	Regeneron Pharmaceuticals, Inc.	21
52	United Therapeutics Corp. *	30
		192
BUILDING PRODUCTS—0.5%
516	Fortune Brands Innovations, Inc.	21
CAPITAL MARKETS—8.8%
960	Bank of New York Mellon Corp.	129
2,175	Federated Hermes, Inc.	126
92	Goldman Sachs Group, Inc.	85
414	Janus Henderson Group PLC	22
242	SEI Investments Co.	22
		384
CHEMICALS—0.5%
175	CF Industries Holdings, Inc.	22
CONSUMER FINANCE—3.5%
72	American Express Co.	23
1,682	Synchrony Financial	128
		151
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
319	Kroger Co.	22
174	Target Corp.	22
		44
DIVERSIFIED CONSUMER SERVICES—0.5%
681	Laureate Education, Inc. *	21
DIVERSIFIED TELECOMMUNICATION SERVICES—5.9%
2,776	AT&T, Inc.	73
4,639	Comcast Corp. Class A	125
1,201	Verizon Communications, Inc.	58
		256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.3%
353	Flex Ltd. *	32

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
85	Jabil, Inc.	$29
587	TE Connectivity PLC (Switzerland)	124
		185
ENTERTAINMENT—0.6%
255	Netflix, Inc. *	24
FINANCIAL SERVICES—1.6%
45	Berkshire Hathaway, Inc. Class B*	21
140	Jack Henry & Associates, Inc.	22
1,050	MGIC Investment Corp.	28
		71
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
261	Medtronic PLC	21
HEALTH CARE PROVIDERS & SERVICES—1.0%
264	CVS Health Corp.	22
54	HCA Healthcare, Inc.	23
		45
HOTELS, RESTAURANTS & LEISURE—0.5%
451	Yum China Holdings, Inc. (China)	22
HOUSEHOLD DURABLES—0.5%
184	PulteGroup, Inc.	23
INSURANCE—2.5%
99	Allstate Corp.	21
66	Chubb Ltd.	21
159	Hartford Insurance Group, Inc.	22
192	Loews Corp.	22
71	Travelers Cos., Inc.	22
		108
IT SERVICES—3.3%
171	Accenture PLC Class A (Ireland)	31
332	Amdocs Ltd.	21
1,701	Cognizant Technology Solutions Corp. Class A	90
		142
MACHINERY—3.9%
183	Allison Transmission Holdings, Inc.	25
904	Mueller Industries, Inc.	122
57	Snap-on, Inc.	22
		169
METALS & MINING—2.5%
967	Newmont Corp.	107
OIL, GAS & CONSUMABLE FUELS—7.1%
569	Chevron Corp.	110
200	ConocoPhillips	25
432	Devon Energy Corp.	22
157	EOG Resources, Inc.	22
701	Exxon Mobil Corp.	108
89	Valero Energy Corp.	23
		310
PHARMACEUTICALS—8.5%
1,422	Bristol-Myers Squibb Co.	86
496	Johnson & Johnson	114

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
1,165	Merck & Co., Inc.	$127
807	Pfizer, Inc.	22
183	Zoetis, Inc.	21
		370
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.1%
789	Cirrus Logic, Inc. *	129
254	Micron Technology, Inc.	131
746	QUALCOMM, Inc.	134
		394
SOFTWARE—4.6%
527	Adobe, Inc. *	130
921	Dropbox, Inc. Class A*	22
118	Salesforce, Inc.	21
281	Zoom Communications, Inc. *	27
		200
SPECIALTY RETAIL—0.5%
40	Ulta Beauty, Inc. *	22
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.8%
485	Dell Technologies, Inc. Class C	101

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
205	NetApp, Inc.	$23
		124
TOBACCO—2.8%
1,693	Altria Group, Inc.	123
TOTAL COMMON STOCKS (Cost $4,039)		4,325

MASTER LIMITED PARTNERSHIPS—0.5%

(Cost $20)
OIL, GAS & CONSUMABLE FUELS—0.5%
564	Enterprise Products Partners LP	22
TOTAL INVESTMENTS—100.0% (Cost $4,059)		4,347
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		2
TOTAL NET ASSETS—100%		$4,349

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.9%
Shares		Value
AEROSPACE & DEFENSE—0.5%
139	AAR Corp. *	$15
92	Moog, Inc. Class A	28
199	Park Aerospace Corp.	7
43	VSE Corp.	7
		57
AUTOMOBILE COMPONENTS—1.5%
1,137	Adient PLC *	24
2,279	Dauch Corp. *	13
161	Dorman Products, Inc. *	18
262	Fox Factory Holding Corp. *	5
1,910	Garrett Motion, Inc. (Switzerland)	49
1,737	Goodyear Tire & Rubber Co. *	12
1,485	Holley, Inc. *	5
367	Motorcar Parts of America, Inc. *	4
428	Phinia, Inc.	31
335	Standard Motor Products, Inc.	12
		173
BANKS—12.4%
339	Amalgamated Financial Corp.	14
438	Ameris Bancorp	37
743	Atlantic Union Bankshares Corp.	28
450	Axos Financial, Inc. *	43
305	Bancorp, Inc. *	18
80	Bank First Corp.	12
131	Bank7 Corp.	6
566	BankUnited, Inc.	26
154	BayCom Corp.	5
348	Beacon Financial Corp.	10
692	Byline Bancorp, Inc.	22
292	California BanCorp	5
339	Camden National Corp.	16
277	Capital Bancorp, Inc.	9
324	Carter Bankshares, Inc. *	8
680	Cathay General Bancorp	38
153	ChoiceOne Financial Services, Inc.	5
149	City Holding Co.	18
387	CNB Financial Corp.	12
70	Coastal Financial Corp. *	5
438	Colony Bankcorp, Inc.	9
325	Community West Bancshares	8
534	ConnectOne Bancorp, Inc.	16
358	Dime Community Bancshares, Inc.	13
162	Eagle Bancorp, Inc.	4
478	Eastern Bankshares, Inc.	10
1,395	First BanCorp (Puerto Rico)	34
362	First Bank	5
1,052	First Financial Bancorp	32
726	First Financial Bankshares, Inc.	23
819	First Interstate BancSystem, Inc. Class A	29
163	First Western Financial, Inc. *	5
1,588	Fulton Financial Corp.	34
263	FVCBankcorp, Inc.	4
146	Greene County Bancorp, Inc.	4
661	Hancock Whitney Corp.	45
441	HBT Financial, Inc.	12
187	Home Bancorp, Inc.	12
1,376	Home BancShares, Inc.	37
555	International Bancshares Corp.	40
134	John Marshall Bancorp, Inc.	3
169	Lakeland Financial Corp.	10

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
398	LINKBANCORP, Inc.	$3
254	Live Oak Bancshares, Inc.	10
385	Metrocity Bankshares, Inc.	12
129	Metropolitan Bank Holding Corp.	11
338	Midland States Bancorp, Inc.	9
528	National Bank Holdings Corp. Class A	23
116	National Bankshares, Inc.	4
561	NBT Bancorp, Inc.	24
122	Nicolet Bankshares, Inc.	18
106	Norwood Financial Corp.	3
320	Oak Valley Bancorp	11
661	OceanFirst Financial Corp.	13
2,345	Old National Bancorp	56
210	Orange County Bancorp, Inc.	7
130	Park National Corp.	22
291	PCB Bancorp	7
489	Peoples Bancorp, Inc.	17
128	Peoples Financial Services Corp.	7
175	Preferred Bank	17
155	QCR Holdings, Inc.	14
340	RBB Bancorp	8
72	Red River Bancshares, Inc.	7
255	ServisFirst Bancshares, Inc.	20
263	SmartFinancial, Inc.	11
604	Southside Bancshares, Inc.	20
499	Stellar Bancorp, Inc.	19
282	Stock Yards Bancorp, Inc.	20
659	Towne Bank	23
84	Triumph Financial, Inc. *	6
281	TrustCo Bank Corp.	13
341	UMB Financial Corp.	43
951	United Bankshares, Inc.	42
904	United Community Banks, Inc.	30
171	Unity Bancorp, Inc.	9
539	Univest Financial Corp.	20
3,628	Valley National Bancorp	49
136	Virginia National Bankshares Corp.	6
358	Westamerica BanCorp	20
461	WSFS Financial Corp.	33
		1,413
BEVERAGES—0.2%
257	MGP Ingredients, Inc.	5
553	National Beverage Corp. *	19
		24
BIOTECHNOLOGY—0.4%
449	ADMA Biologics, Inc. *	5
700	Alkermes PLC *	23
616	Catalyst Pharmaceuticals, Inc. *	17
		45
BROADLINE RETAIL—0.2%
1,316	Kohl’s Corp.	19
943	Savers Value Village, Inc. *	8
		27
BUILDING PRODUCTS—1.6%
218	American Woodmark Corp. *	10
256	Apogee Enterprises, Inc.	9
210	AZZ, Inc.	30

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
52	CSW Industrials, Inc.	$15
262	Gibraltar Industries, Inc. *	10
299	Griffon Corp.	27
170	Insteel Industries, Inc.	4
89	Modine Manufacturing Co. *	23
414	UFP Industries, Inc.	37
380	Zurn Elkay Water Solutions Corp.	20
		185
CAPITAL MARKETS—2.8%
690	Artisan Partners Asset Management, Inc. Class A	26
265	Cohen & Steers, Inc.	19
700	DigitalBridge Group, Inc.	11
155	Donnelley Financial Solutions, Inc. *	8
776	Marex Group PLC (United Kingdom)	41
323	MarketWise, Inc.	5
200	Moelis & Co. Class A	13
424	Silvercrest Asset Management Group, Inc. Class A	6
1,250	StoneX Group, Inc. *	133
56	Value Line, Inc.	2
411	Victory Capital Holdings, Inc. Class A	32
140	Virtus Investment Partners, Inc.	20
		316
CHEMICALS—1.7%
367	AdvanSix, Inc.	9
69	Balchem Corp.	11
528	Cabot Corp.	41
675	Ecovyst, Inc. *	9
357	HB Fuller Co.	21
103	Innospec, Inc.	8
374	Koppers Holdings, Inc.	15
1,043	Kronos Worldwide, Inc.	8
596	LSB Industries, Inc. *	9
1,504	Orion SA (Germany)	11
72	Quaker Chemical Corp.	10
135	Sensient Technologies Corp.	15
120	Stepan Co.	6
1,464	Tronox Holdings PLC	15
573	Valhi, Inc.	9
		197
COMMERCIAL SERVICES & SUPPLIES—1.5%
503	ABM Industries, Inc.	21
1,561	ACCO Brands Corp.	5
761	BrightView Holdings, Inc. *	9
282	Brink’s Co.	30
203	Cimpress PLC (Ireland)*	18
177	CompX International, Inc.	4
403	Ennis, Inc.	8
1,443	GEO Group, Inc. *	27
128	Liquidity Services, Inc. *	5
492	MillerKnoll, Inc.	8
331	NL Industries, Inc.	2
785	Quad/Graphics, Inc.	6
63	UniFirst Corp.	16
1,474	Vestis Corp. *	14
		173
COMMUNICATIONS EQUIPMENT—0.1%
122	Aviat Networks, Inc. *	3

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—Continued
195	Viavi Solutions, Inc. *	$10
		13
CONSTRUCTION & ENGINEERING—1.7%
240	Arcosa, Inc.	30
798	Concrete Pumping Holdings, Inc. *	6
74	Dycom Industries, Inc. *	31
388	Fluor Corp. *	21
44	IES Holdings, Inc. *	28
46	MYR Group, Inc. *	19
166	Primoris Services Corp.	30
64	Sterling Infrastructure, Inc. *	33
		198
CONSTRUCTION MATERIALS—0.2%
280	Knife River Corp. *	26
CONSUMER FINANCE—3.8%
318	Atlanticus Holdings Corp. *	25
696	Bread Financial Holdings, Inc.	59
1,296	Consumer Portfolio Services, Inc. *	12
209	Enova International, Inc. *	35
163	FirstCash Holdings, Inc.	36
525	LendingClub Corp. *	9
709	Medallion Financial Corp.	7
17,653	Navient Corp.	163
424	Nelnet, Inc. Class A	60
857	OppFi, Inc. *	8
681	PRA Group, Inc. *	15
		429
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.6%
201	Chefs' Warehouse, Inc. *	16
609	Grocery Outlet Holding Corp. *	5
182	Natural Grocers by Vitamin Cottage, Inc.	5
139	PriceSmart, Inc.	22
209	Village Super Market, Inc. Class A	9
162	Weis Markets, Inc.	11
		68
CONTAINERS & PACKAGING—0.5%
386	Greif, Inc. Class A	25
438	Myers Industries, Inc.	9
1,830	O-I Glass, Inc. *	17
213	TriMas Corp.	8
		59
DISTRIBUTORS—0.1%
222	GigaCloud Technology, Inc. Class A (Hong Kong)*	10
DIVERSIFIED CONSUMER SERVICES—1.4%
166	Carriage Services, Inc.	8
506	European Wax Center, Inc. Class A*	3
337	Frontdoor, Inc. *	23
34	Graham Holdings Co. Class B	38
622	Laureate Education, Inc. *	19
2,143	Mister Car Wash, Inc. *	15
285	OneSpaWorld Holdings Ltd. (Bahamas)	7
457	Perdoceo Education Corp.	16
105	Strategic Education, Inc.	8
244	Stride, Inc. *	24
		161

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED REITS—0.7%
267	Alpine Income Property Trust, Inc.	$5
527	American Assets Trust, Inc.	11
1,135	Broadstone Net Lease, Inc.	22
337	CTO Realty Growth, Inc.	7
725	Essential Properties Realty Trust, Inc.	23
465	Gladstone Commercial Corp.	6
1,193	Global Net Lease, Inc.	11
		85
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
979	Cogent Communications Holdings, Inc.	22
112	IDT Corp. Class B	6
1,532	Liberty Latin America Ltd. Class C (Puerto Rico)*	13
1,305	Uniti Group, Inc.	15
		56
ELECTRIC UTILITIES—0.8%
112	MGE Energy, Inc.	9
310	Otter Tail Corp.	28
633	Portland General Electric Co.	33
376	TXNM Energy, Inc.	22
		92
ELECTRICAL EQUIPMENT—1.4%
373	Array Technologies, Inc. *	3
447	Atkore, Inc.	35
140	EnerSys	30
193	LSI Industries, Inc.	5
294	Nextpower, Inc. Class A*	35
87	Powell Industries, Inc.	24
89	Power Solutions International, Inc. *	6
25	Preformed Line Products Co.	8
743	Shoals Technologies Group, Inc. Class A*	6
151	Thermon Group Holdings, Inc. *	9
		161
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
45	Advanced Energy Industries, Inc.	17
68	Badger Meter, Inc.	8
157	Climb Global Solutions, Inc.	3
172	ePlus, Inc.	15
41	Fabrinet (Thailand)*	28
285	Insight Enterprises, Inc. *	21
60	OSI Systems, Inc. *	17
171	PC Connection, Inc.	11
94	Plexus Corp. *	23
70	Rogers Corp. *	9
176	Sanmina Corp. *	38
257	ScanSource, Inc. *	11
150	TTM Technologies, Inc. *	24
995	Vishay Intertechnology, Inc.	29
122	Vishay Precision Group, Inc. *	7
		261
ENERGY EQUIPMENT & SERVICES—3.6%
950	Archrock, Inc.	37
994	Atlas Energy Solutions, Inc.	17
3,883	Borr Drilling Ltd. (Mexico)*	23
275	Bristow Group, Inc.	14
483	Core Laboratories, Inc.	7
685	Expro Group Holdings NV *	13
284	Flowco Holdings, Inc. Class A	7

COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
689	Helmerich & Payne, Inc.	$28
1,343	Liberty Energy, Inc.	45
359	Nabors Industries Ltd. *	37
969	Noble Corp. PLC	50
635	Ranger Energy Services, Inc. Class A	11
2,328	RPC, Inc.	18
383	Seadrill Ltd. (Norway)*	19
141	Solaris Energy Infrastructure, Inc.	10
291	Tidewater, Inc. *	26
431	Valaris Ltd. *	44
		406
ENTERTAINMENT—0.4%
855	Cinemark Holdings, Inc.	25
6,185	Playtika Holding Corp.	23
		48
FINANCIAL SERVICES—4.9%
797	Acacia Research Corp. *	4
329	Banco Latinoamericano de Comercio Exterior SA (Panama)	18
80	Cass Information Systems, Inc.	4
1,253	Enact Holdings, Inc.	53
724	Essent Group Ltd.	44
422	EVERTEC, Inc. (Puerto Rico)	12
251	Federal Agricultural Mortgage Corp. Class C	44
857	HA Sustainable Infrastructure Capital, Inc.	36
328	Jackson Financial, Inc. Class A	38
554	Merchants Bancorp	26
723	NMI Holdings, Inc. *	28
417	Onity Group, Inc. *	19
5,545	Pagseguro Digital Ltd. Class A (Brazil)	56
925	Paysafe Ltd. *	8
491	PennyMac Financial Services, Inc.	44
1,323	Priority Technology Holdings, Inc. *	7
1,370	Radian Group, Inc.	49
83	Sezzle, Inc. *	7
3,194	StoneCo Ltd. Class A (Brazil)	35
1,044	Velocity Financial, Inc. *	20
218	Walker & Dunlop, Inc.	11
		563
FOOD PRODUCTS—0.9%
681	Cal-Maine Foods, Inc.	53
123	J&J Snack Foods Corp.	11
127	John B Sanfilippo & Son, Inc.	10
476	Mission Produce, Inc. *	7
717	Simply Good Foods Co. *	9
555	SunOpta, Inc. (Canada)*	4
493	Utz Brands, Inc.	4
150	Vital Farms, Inc. *	2
		100
GAS UTILITIES—1.2%
90	Chesapeake Utilities Corp.	11
531	New Jersey Resources Corp.	30
259	Northwest Natural Holding Co.	14
310	ONE Gas, Inc.	28
287	Southwest Gas Holdings, Inc.	27
353	Spire, Inc.	32
		142

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—0.4%
191	ArcBest Corp.	$25
296	Covenant Logistics Group, Inc.	10
549	Universal Logistics Holdings, Inc.	13
		48
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
101	Artivion, Inc. *	4
203	CONMED Corp.	7
1,169	Embecta Corp.	11
168	Haemonetics Corp. *	10
128	Integer Holdings Corp. *	11
65	iRadimed Corp.	5
242	Lantheus Holdings, Inc. *	21
72	LeMaitre Vascular, Inc.	8
143	Merit Medical Systems, Inc. *	10
32	UFP Technologies, Inc. *	6
58	Utah Medical Products, Inc.	4
289	Varex Imaging Corp. *	3
		100
HEALTH CARE PROVIDERS & SERVICES—2.2%
383	AMN Healthcare Services, Inc. *	8
1,645	Ardent Health, Inc. *	16
306	Astrana Health, Inc. *	10
19,323	Community Health Systems, Inc. *	55
773	Concentra Group Holdings Parent, Inc.	17
143	Ensign Group, Inc.	27
128	HealthEquity, Inc. *	10
79	National HealthCare Corp.	14
733	Option Care Health, Inc. *	15
324	PACS Group, Inc. *	11
180	Pennant Group, Inc. *	6
201	Progyny, Inc. *	4
1,997	Select Medical Holdings Corp.	33
1,557	Surgery Partners, Inc. *	22
76	U.S. Physical Therapy, Inc.	5
		253
HEALTH CARE REITS—0.4%
178	Chiron Real Estate, Inc.	6
1,080	Sabra Health Care REIT, Inc.	23
395	Strawberry Fields REIT, Inc.	5
151	Universal Health Realty Income Trust	6
		40
HEALTH CARE TECHNOLOGY—0.0%
106	HealthStream, Inc.	2
HOTEL & RESORT REITS—1.2%
1,880	Apple Hospitality REIT, Inc.	25
1,377	Pebblebrook Hotel Trust	19
2,237	RLJ Lodging Trust	18
329	Ryman Hospitality Properties, Inc.	35
6,825	Service Properties Trust	11
1,189	Sunstone Hotel Investors, Inc.	12
963	Xenia Hotels & Resorts, Inc.	16
		136
HOTELS, RESTAURANTS & LEISURE—3.0%
1,920	Bloomin' Brands, Inc.	12
2,629	Brightstar Lottery PLC	34
138	Brinker International, Inc. *	21

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
161	Cracker Barrel Old Country Store, Inc.	$5
839	Dave & Buster’s Entertainment, Inc. *	9
368	Dine Brands Global, Inc.	10
424	El Pollo Loco Holdings, Inc. *	6
285	First Watch Restaurant Group, Inc. *	4
368	Golden Entertainment, Inc.	11 [x]
727	Hilton Grand Vacations, Inc. *	34
411	Inspired Entertainment, Inc. *	3
448	Jack in the Box, Inc. *	6
709	Life Time Group Holdings, Inc. *	19
538	Marriott Vacations Worldwide Corp.	39
96	Monarch Casino & Resort, Inc.	11
27	Nathan’s Famous, Inc.	3
194	Papa John’s International, Inc.	7
703	Portillo’s, Inc. Class A*	4
204	Pursuit Attractions & Hospitality, Inc. *	8
148	RCI Hospitality Holdings, Inc.	4
588	Red Rock Resorts, Inc. Class A	32
5,265	Sabre Corp. *	9
1,068	Super Group SGHC Ltd. (Guernsey)	14
1,102	Target Hospitality Corp. *	16
685	United Parks & Resorts, Inc. *	24
250	Xponential Fitness, Inc. Class A*	2
		347
HOUSEHOLD DURABLES—3.5%
390	Century Communities, Inc.	22
1,439	Cricut, Inc. Class A	6
1,378	Dream Finders Homes, Inc. Class A*	20
491	Green Brick Partners, Inc. *	33
172	Hovnanian Enterprises, Inc. Class A*	19
93	Installed Building Products, Inc.	27
779	KB Home	41
368	La-Z-Boy, Inc.	13
288	Legacy Housing Corp. *	6
307	M/I Homes, Inc. *	40
897	Meritage Homes Corp.	61
1,112	Taylor Morrison Home Corp. *	68
1,012	Tri Pointe Homes, Inc. *	48
		404
HOUSEHOLD PRODUCTS—0.4%
414	Central Garden & Pet Co. *	15
1,027	Energizer Holdings, Inc.	20
43	WD-40 Co.	9
		44
INDUSTRIAL REITS—0.4%
312	Innovative Industrial Properties, Inc.	17
201	One Liberty Properties, Inc.	5
299	Terreno Realty Corp.	19
		41
INSURANCE—2.6%
783	CNO Financial Group, Inc.	35
666	F&G Annuities & Life, Inc.	19
3,803	Genworth Financial, Inc. *	33
346	Greenlight Capital Re Ltd. Class A*	6
985	Hamilton Insurance Group Ltd. Class B (Bermuda)	32
89	HCI Group, Inc.	14
306	Heritage Insurance Holdings, Inc. *	9
125	Horace Mann Educators Corp.	6

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
22	Investors Title Co.	$5
757	James River Group Holdings, Inc.	5
272	Mercury General Corp.	27
751	Octave Specialty Group, Inc. *	3
91	Palomar Holdings, Inc. *	11
306	ProAssurance Corp. *	8
325	Selective Insurance Group, Inc.	27
1,042	SiriusPoint Ltd. (Sweden)*	24
272	Skyward Specialty Insurance Group, Inc. *	12
138	Stewart Information Services Corp.	10
565	Tiptree, Inc.	10
		296
INTERACTIVE MEDIA & SERVICES—0.5%
244	Cargurus, Inc. *	9
541	Cars.com, Inc. *	6
5,507	Getty Images Holdings, Inc. *	4
346	Shutterstock, Inc.	6
672	TripAdvisor, Inc. *	7
423	Yelp, Inc. *	12
253	Ziff Davis, Inc. *	12
1,127	ZipRecruiter, Inc. Class A*	3
		59
IT SERVICES—0.1%
374	Everforth, Inc. *	8
897	Information Services Group, Inc.	4
		12
LEISURE PRODUCTS—0.7%
288	Acushnet Holdings Corp.	28
208	Escalade, Inc.	4
189	Malibu Boats, Inc. Class A*	5
444	Marine Products Corp.	4
342	MasterCraft Boat Holdings, Inc. *	8
412	Polaris, Inc.	27
414	Smith & Wesson Brands, Inc.	6
		82
LIFE SCIENCES TOOLS & SERVICES—0.1%
3,060	Maravai LifeSciences Holdings, Inc. Class A*	11
MACHINERY—3.2%
192	Aebi Schmidt Holding AG (Switzerland)	2
80	Alamo Group, Inc.	14
187	Albany International Corp. Class A	11
193	Blue Bird Corp. *	12
122	Chart Industries, Inc. *	25
477	Columbus McKinnon Corp.	7
329	Douglas Dynamics, Inc.	15
64	Enpro, Inc.	19
186	Gencor Industries, Inc. *	3
369	Greenbrier Cos., Inc.	18
186	Helios Technologies, Inc.	13
886	Hillman Solutions Corp. *	7
405	Hyster-Yale, Inc.	16
73	JBT Marel Corp.	9
52	Kadant, Inc.	15
54	Lindsay Corp.	6
373	Luxfer Holdings PLC (United Kingdom)	6
129	Miller Industries, Inc.	6
702	Mueller Water Products, Inc. Class A	20

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
102	Omega Flex, Inc.	$3
156	Tennant Co.	13
845	Terex Corp.	53
826	Titan International, Inc. *	6
898	Trinity Industries, Inc.	29
1,059	Wabash National Corp.	9
99	Watts Water Technologies, Inc. Class A	30
		367
MARINE TRANSPORTATION—0.7%
2,035	Costamare, Inc. (Monaco)	34
243	Matson, Inc.	42
636	Pangaea Logistics Solutions Ltd.	5
		81
MEDIA—2.7%
970	AMC Global Media, Inc. *	8
139	Cable One, Inc. *	13
7,523	Gray Media, Inc.	43
90	Ibotta, Inc. Class A*	3
3,019	John Wiley & Sons, Inc. Class A	124
3,852	National CineMedia, Inc.	13
41,632	Optimum Communications, Inc. Class A*	66
128	Scholastic Corp.	5
926	Sinclair, Inc.	14
1,762	Stagwell, Inc. *	11
1,005	USA TODAY Co., Inc. *	7
		307
METALS & MINING—1.6%
123	Alpha Metallurgical Resources, Inc. *	23
199	Caledonia Mining Corp. PLC (South Africa)	4
148	Century Aluminum Co. *	9
471	Commercial Metals Co.	32
960	Constellium SE *	30
1,427	Ferroglobe PLC	7
68	Kaiser Aluminum Corp.	12
70	Materion Corp.	13
156	Metallus, Inc. *	3
193	Ramaco Resources, Inc. Class A*	3
272	Ryerson Holding Corp.	7
826	SunCoke Energy, Inc.	6
223	Warrior Met Coal, Inc.	20
203	Worthington Steel, Inc.	8
		177
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.9%
564	Apollo Commercial Real Estate Finance, Inc.	6
387	Blackstone Mortgage Trust, Inc. Class A	7
335	Chicago Atlantic Real Estate Finance, Inc.	4
1,119	Chimera Investment Corp.	15
922	Ellington Financial, Inc.	12
1,185	Franklin BSP Realty Trust, Inc.	11
1,320	Ladder Capital Corp.	14
1,395	MFA Financial, Inc.	14
228	Nexpoint Real Estate Finance, Inc.	3
1,025	PennyMac Mortgage Investment Trust	13
		99
MULTI-UTILITIES—0.7%
553	Avista Corp.	23
428	Black Hills Corp.	32

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MULTI-UTILITIES—Continued
350	Northwestern Energy Group, Inc.	$25
		80
OFFICE REITS—1.0%
3,156	Brandywine Realty Trust	9
712	COPT Defense Properties	22
1,904	Douglas Emmett, Inc.	21
276	Easterly Government Properties, Inc.	6
2,092	Empire State Realty Trust, Inc. Class A	12
1,201	Franklin Street Properties Corp.	1
425	Hudson Pacific Properties, Inc. *	4
318	Postal Realty Trust, Inc. Class A	7
631	SL Green Realty Corp.	27
		109
OIL, GAS & CONSUMABLE FUELS—9.6%
849	Ardmore Shipping Corp. (Ireland)	15
760	California Resources Corp.	52
417	Calumet, Inc. *	14
37	Centrus Energy Corp. Class A*	8
2,027	CNX Resources Corp. *	79
874	Comstock Resources, Inc. *	15
309	Core Natural Resources, Inc.	28
1,954	Crescent Energy Co. Class A	26
1,322	CVR Energy, Inc. *	44
372	Evolution Petroleum Corp.	2
575	Excelerate Energy, Inc. Class A	20
277	Golar LNG Ltd. (Cameroon)	15
1,181	Granite Ridge Resources, Inc.	7
146	Gulfport Energy Corp. *	28
3,750	HighPeak Energy, Inc.	25
624	International Seaways, Inc.	52
718	Kinetik Holdings, Inc.	36
8,705	Kosmos Energy Ltd. (Ghana)*	27
1,177	Magnolia Oil & Gas Corp. Class A	36
1,418	Murphy Oil Corp.	59
15,636	New Fortress Energy, Inc. *	11
1,880	Northern Oil & Gas, Inc.	51
683	Par Pacific Holdings, Inc. *	45
1,786	PBF Energy, Inc. Class A	77
1,528	Peabody Energy Corp.	41
19	PrimeEnergy Resources Corp. *	4
280	REX American Resources Corp. *	14
338	Riley Exploration Permian, Inc.	12
756	Scorpio Tankers, Inc. (Monaco)	61
2,951	SM Energy Co.	92
3,155	Teekay Corp. Ltd. (Bermuda)	42
508	Teekay Tankers Ltd. Class A (Canada)	40
1,835	VAALCO Energy, Inc.	12
209	Vitesse Energy, Inc.	4
565	W&T Offshore, Inc.	2
		1,096
PAPER & FOREST PRODUCTS—0.2%
191	Clearwater Paper Corp. *	3
449	Sylvamo Corp.	19
		22
PASSENGER AIRLINES—0.3%
244	SkyWest, Inc. *	20

COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—Continued
633	Sun Country Airlines Holdings, Inc. *	$10
		30
PERSONAL CARE PRODUCTS—0.6%
482	Edgewell Personal Care Co.	11
1,828	Herbalife Ltd. *	30
235	Nature’s Sunshine Products, Inc. *	7
435	Nu Skin Enterprises, Inc. Class A	3
4,848	Olaplex Holdings, Inc. *	10
387	USANA Health Sciences, Inc. *	7
		68
PHARMACEUTICALS—0.6%
1,242	Amneal Pharmaceuticals, Inc. *	16
391	Amphastar Pharmaceuticals, Inc. *	9
251	Collegium Pharmaceutical, Inc. *	8
456	Innoviva, Inc. *	10
109	Pacira BioSciences, Inc. *	3
195	Phibro Animal Health Corp. Class A	10
222	Prestige Consumer Healthcare, Inc. *	13
689	SIGA Technologies, Inc.	3
		72
PROFESSIONAL SERVICES—1.3%
186	Barrett Business Services, Inc.	6
346	CBIZ, Inc. *	10
44	CRA International, Inc.	7
210	Exponent, Inc.	14
359	First Advantage Corp. *	5
166	HireQuest, Inc.	2
71	Huron Consulting Group, Inc. *	9
128	ICF International, Inc.	9
313	Insperity, Inc.	11
154	Kforce, Inc.	7
318	Maximus, Inc.	21
377	Mistras Group, Inc. *	7
130	RCM Technologies, Inc. *	4
408	TriNet Group, Inc.	19
683	TTEC Holdings, Inc. *	2
731	Verra Mobility Corp. *	11
		144
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
1,493	Cushman & Wakefield Ltd. *	21
69	FRP Holdings, Inc. *	2
953	Kennedy-Wilson Holdings, Inc.	10
440	RE/MAX Holdings, Inc. Class A*	5
205	St. Joe Co.	13
		51
RESIDENTIAL REITS—0.1%
224	BRT Apartments Corp.	3
117	Centerspace	8
444	Clipper Realty, Inc.	2
		13
RETAIL REITS—1.9%
737	Acadia Realty Trust	16
392	Curbline Properties Corp.	11
324	Getty Realty Corp.	11
526	InvenTrust Properties Corp.	17
1,327	Kite Realty Group Trust	35

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
RETAIL REITS—Continued
1,450	Macerich Co.	$31
454	NETSTREIT Corp.	9
615	Phillips Edison & Co., Inc.	25
269	Saul Centers, Inc.	9
687	SITE Centers Corp.	4
629	Tanger, Inc.	23
780	Urban Edge Properties	17
367	Whitestone REIT	7
		215
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
186	Axcelis Technologies, Inc. *	26
105	FormFactor, Inc. *	14
121	Kulicke & Soffa Industries, Inc. (Singapore)	10
94	NVE Corp.	8
141	Rambus, Inc. *	16
129	Ultra Clean Holdings, Inc. *	10
172	Veeco Instruments, Inc. *	9
		93
SOFTWARE—1.3%
378	A10 Networks, Inc.	10
557	Adeia, Inc.	18
65	Commvault Systems, Inc. *	6
470	Consensus Cloud Solutions, Inc. *	12
16	Daily Journal Corp. *	8
340	eGain Corp. *	3
222	I3 Verticals, Inc. Class A*	5
74	InterDigital, Inc.	22
2,727	MARA Holdings, Inc. *	33
363	Mitek Systems, Inc. *	5
215	Progress Software Corp. *	6
112	Qualys, Inc. *	10
105	Red Violet, Inc. *	4
1,140	Rimini Street, Inc. *	4
		146
SPECIALIZED REITS—0.1%
227	Farmland Partners, Inc.	2
548	Four Corners Property Trust, Inc.	14
		16
SPECIALTY RETAIL—3.5%
309	Abercrombie & Fitch Co. Class A*	26
737	Academy Sports & Outdoors, Inc.	40
774	American Eagle Outfitters, Inc.	13
154	America’s Car-Mart, Inc. *	2
921	Arhaus, Inc.	7
1,647	Arko Corp.	11
235	Asbury Automotive Group, Inc. *	48
97	Boot Barn Holdings, Inc. *	17
130	Build-A-Bear Workshop, Inc.	5
765	Caleres, Inc.	10
1,620	Camping World Holdings, Inc. Class A	13
719	Designer Brands, Inc. Class A	5
133	Group 1 Automotive, Inc.	47
209	Haverty Furniture Cos., Inc.	5
324	J Jill, Inc.	4
410	MarineMax, Inc. *	12
218	Monro, Inc.	4
202	Revolve Group, Inc. *	5

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
1,376	Sally Beauty Holdings, Inc. *	$19
362	Shoe Carnival, Inc.	7
312	Signet Jewelers Ltd.	28
299	Sonic Automotive, Inc. Class A	24
2,792	Torrid Holdings, Inc. *	5
374	Urban Outfitters, Inc. *	26
342	Victoria’s Secret & Co. *	18
		401
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
285	CPI Card Group, Inc. *	5
1,171	Diebold Nixdorf, Inc. *	90
886	Eastman Kodak Co. *	12
908	Immersion Corp.	5
		112
TEXTILES, APPAREL & LUXURY GOODS—0.5%
276	Figs, Inc. Class A*	4
335	Kontoor Brands, Inc.	25
384	Movado Group, Inc.	10
169	Oxford Industries, Inc.	7
132	Rocky Brands, Inc.	5
		51
TRADING COMPANIES & DISTRIBUTORS—2.0%
138	BlueLinx Holdings, Inc. *	7
431	Boise Cascade Co.	34
1,818	Custom Truck One Source, Inc. *	18
97	DXP Enterprises, Inc. *	16
190	GATX Corp.	37
271	Global Industrial Co.	9
241	Herc Holdings, Inc.	31
783	Hudson Technologies, Inc. *	5
215	Karat Packaging, Inc.	6
508	Rush Enterprises, Inc. Class A	38
370	Titan Machinery, Inc. *	8
102	Willis Lease Finance Corp.	20
		229
WATER UTILITIES—0.4%
350	California Water Service Group	15
286	Global Water Resources, Inc.	2
273	H2O America	15
255	Pure Cycle Corp. *	3
198	York Water Co.	6
		41
WIRELESS TELECOMMUNICATION SERVICES—0.1%
1,477	Gogo, Inc. *	6
217	Telephone & Data Systems, Inc.	10
		16
TOTAL COMMON STOCKS (Cost $10,427)		11,399
TOTAL INVESTMENTS—99.9% (Cost $10,427)		11,399
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		17
TOTAL NET ASSETS—100%		$11,416

⬤

Harbor AlphaEdge™ Small Cap Earners ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of April 30, 2026, the investment in Golden Entertainment, Inc. (as disclosed in the preceding Portfolio of Investments) was classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Ares Systematic Credit Limited (formerly, BlueCove Limited)
Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—96.3%
Principal Amount		Value
AEROSPACE & DEFENSE—2.1%
$490	AAR Escrow Issuer LLC 6.750%—03/15/2029[1]	$505
800	Bombardier, Inc. 7.450%—05/01/2034[1]	882
	TransDigm, Inc.
600	6.375%—03/01/2029[1]	613
633	6.625%—03/01/2032[1]	651
300	6.750%—01/31/2034[1]	308
		1,572
		2,959
AUTOMOBILE COMPONENTS—1.7%
763	Cooper-Standard Automotive, Inc. 9.250%—03/01/2031[1]	734
900	Garrett Motion Holdings, Inc./Garrett LX I SARL 7.750%—05/31/2032[1]	940
800	Phinia, Inc. 6.750%—04/15/2029[1]	820
		2,494
AUTOMOBILES—2.3%
1,116	Allison Transmission, Inc. 3.750%—01/30/2031[1]	1,049
1,000	Aston Martin Capital Holdings Ltd. 10.000%—03/31/2029[1]	804
812	Nissan Motor Co. Ltd. 7.750%—07/17/2032[1]	847
648	Wabash National Corp. 4.500%—10/15/2028[1]	573
		3,273
BANKS—0.5%
800	Intesa Sanpaolo SpA 4.950%—06/01/2042[1,2]	681
100	UniCredit SpA 5.459%—06/30/2035[1,2]	100
		781
BIOTECHNOLOGY—0.1%
200	Emergent BioSolutions, Inc. 3.875%—08/15/2028[1]	178
CAPITAL MARKETS—1.1%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
1,000	9.000%—06/15/2030	964
600	9.750%—01/15/2029	603
		1,567
CHEMICALS—2.0%
800	CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%—06/15/2028[1]	800
500	FMC Corp. 5.650%—05/18/2033	442
500	Perimeter Holdings LLC 6.250%—01/15/2034[1]	498
200	Rain Carbon, Inc. 12.250%—09/01/2029[1]	211

Corporate Bonds & Notes—Continued
Principal Amount		Value
CHEMICALS—Continued
$400	SK Invictus Intermediate II SARL 5.000%—10/30/2029[1]	$394
	Tronox, Inc.
200	4.625%—03/15/2029[1]	168
414	9.125%—09/30/2030[1]	421
		589
		2,934
COMMERCIAL SERVICES & SUPPLIES—5.0%
525	APi Group DE, Inc. 4.125%—07/15/2029[1]	512
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
250	8.250%—01/15/2030[1]	257
266	8.375%—06/15/2032[1]	268
		525
200	Cimpress PLC 7.375%—09/15/2032[1]	203
200	Clarivate Science Holdings Corp. 4.875%—07/01/2029[1]	181
300	Deluxe Corp. 8.000%—06/01/2029[1]	304
	GEO Group, Inc.
200	8.625%—04/15/2029	208
500	10.250%—04/15/2031	537
		745
286	Hertz Corp. 12.625%—07/15/2029[1]	270
1,834	HNI Corp. 5.125%—01/18/2029[1]	1,813
600	Pitney Bowes, Inc. 7.250%—03/15/2029[1]	605
950	PROG Holdings, Inc. 6.000%—11/15/2029[1]	929
	Sabre GLBL, Inc.
353	10.750%—11/15/2029-03/15/2030[1]	306
200	11.125%—07/15/2030[1]	172
		478
900	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	589
		7,154
COMMUNICATIONS EQUIPMENT—0.7%
1,000	Ciena Corp. 4.000%—01/31/2030[1]	959
CONSTRUCTION & ENGINEERING—2.3%
500	Arcosa, Inc. 4.375%—04/15/2029[1]	489
1,003	Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%—02/01/2032[1]	1,020
750	Dycom Industries, Inc. 4.500%—04/15/2029[1]	734
200	Tutor Perini Corp. 11.875%—04/30/2029[1]	218

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
CONSTRUCTION & ENGINEERING—Continued
$906	VM Consolidated, Inc. 5.500%—04/15/2029[1]	$889
		3,350
CONSUMER FINANCE—1.2%
	OneMain Finance Corp.
600	6.500%—03/15/2033	588
1,100	6.750%—09/15/2033	1,083
		1,671
CONTAINERS & PACKAGING—0.1%
200	Clearwater Paper Corp. 4.750%—08/15/2028[1]	176
DIVERSIFIED FINANCIAL SERVICES—2.7%
443	Atlanticus Holdings Corp. 9.750%—09/01/2030[1]	439
600	Credit Acceptance Corp. 6.625%—03/15/2030[1]	599
1,050	Enova International, Inc. 9.125%—08/01/2029[1]	1,105
200	LD Holdings Group LLC 8.750%—11/01/2027[1]	187
1,097	PRA Group, Inc. 8.875%—01/31/2030[1]	1,136
400	VFH Parent LLC/Valor Co-Issuer, Inc. 7.500%—06/15/2031[1]	420
		3,886
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
699	Core Scientific Finance I LLC 7.750%—05/15/2031[1]	698
500	Viavi Solutions, Inc. 3.750%—10/01/2029[1]	478
		1,176
ELECTRIC UTILITIES—2.5%
	Edison International
618	7.875%—06/15/2054[2]	638
1,100	8.125%—06/15/2053[2]	1,129
		1,767
200	Emera U.S. Finance LLC 6.650%—10/01/2056[2]	201
	EUSHI Finance, Inc.
750	6.250%—04/01/2056[2]	743
675	7.625%—12/15/2054[2]	699
		1,442
200	NRG Energy, Inc. 3.625%—02/15/2031[1]	186
		3,596
ELECTRICAL EQUIPMENT—0.5%
	EnerSys
400	4.375%—12/15/2027[1]	395
366	6.625%—01/15/2032[1]	377
		772
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
1,300	TTM Technologies, Inc. 4.000%—03/01/2029[1]	1,259

Corporate Bonds & Notes—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—0.7%
$918	Valaris Ltd. 8.375%—04/30/2030[1]	$958
ENTERTAINMENT—2.7%
	Discovery Global Holdings, Inc.
413	4.279%—03/15/2032	375
300	5.050%—03/15/2042	215
600	5.141%—03/15/2052	395
		985
292	Light & Wonder International, Inc. 6.250%—10/01/2033[1]	290
	Live Nation Entertainment, Inc.
405	4.750%—10/15/2027[1]	404
391	6.500%—05/15/2027[1]	391
		795
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
800	4.625%—04/16/2029-04/06/2031[1]	687
350	8.450%—07/27/2030[1]	347
		1,034
900	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	785
		3,889
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—4.5%
226	Arbor Realty SR, Inc. 7.875%—07/15/2030[1]	214
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	682
1,100	Diversified Healthcare Trust 4.375%—03/01/2031	990
1,085	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	1,048
	Iron Mountain, Inc.
675	4.500%—02/15/2031[1]	649
200	5.250%—07/15/2030[1]	198
400	6.250%—01/15/2033[1]	406
		1,253
600	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%—02/01/2027[1]	596
	MPT Operating Partnership LP/MPT Finance Corp.
1,021	3.500%—03/15/2031	733
900	4.625%—08/01/2029	745
300	5.000%—10/15/2027	293
		1,771
		6,554
FINANCIAL SERVICES—0.1%
147	EZCORP, Inc. 7.375%—04/01/2032[1]	156
FOOD & STAPLES RETAILING—0.2%
231	United Natural Foods, Inc. 6.750%—10/15/2028[1]	231

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
FOOD PRODUCTS—0.3%
	U.S. Foods, Inc.
$400	4.750%—02/15/2029[1]	$396
100	5.750%—04/15/2033[1]	100
		496
HEALTH CARE PROVIDERS & SERVICES—0.7%
190	DaVita, Inc. 3.750%—02/15/2031[1]	176
700	Encompass Health Corp. 4.625%—04/01/2031	683
100	IQVIA, Inc. 5.000%—05/15/2027[1]	100
		959
HOTELS, RESTAURANTS & LEISURE—2.5%
400	Boyd Gaming Corp. 4.750%—06/15/2031[1]	386
871	Carnival Corp. 5.875%—06/15/2031[1]	884
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	458
1,200	4.000%—05/01/2031[1]	1,137
		1,595
	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
100	4.875%—07/01/2031[1]	93
200	5.000%—06/01/2029[1]	194
		287
271	New Red Finance, Inc. 3.875%—01/15/2028[1]	266
200	Travel & Leisure Co. 6.625%—07/31/2026[1]	200
		3,618
HOUSEHOLD DURABLES—1.9%
250	Century Communities, Inc. 6.625%—09/15/2033[1]	249
200	K Hovnanian Enterprises, Inc. 8.375%—10/01/2033[1]	201
600	M/I Homes, Inc. 4.950%—02/01/2028	599
	Somnigroup International, Inc.
300	3.875%—10/15/2031[1]	277
600	4.000%—04/15/2029[1]	581
		858
400	Taylor Morrison Communities, Inc. 5.125%—08/01/2030[1]	399
500	Whirlpool Corp. 2.400%—05/15/2031	405
		2,711
INTERACTIVE MEDIA & SERVICES—0.5%
750	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	701
INTERNET & CATALOG RETAIL—0.6%
500	Gen Digital, Inc. 6.250%—04/01/2033[1]	488
300	Match Group Holdings II LLC 3.625%—10/01/2031[1]	269

Corporate Bonds & Notes—Continued
Principal Amount		Value
INTERNET & CATALOG RETAIL—Continued
$100	Rakuten Group, Inc. 11.250%—02/15/2027[1]	$104
		861
IT SERVICES—2.2%
289	Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.000%—11/01/2029[1]	208
200	Everforth, Inc. 4.625%—05/15/2028[1]	187
	Seagate Data Storage Technology Pte. Ltd.
600	4.091%—06/01/2029[1]	585
333	5.750%—12/01/2034[1]	340
1,000	9.625%—12/01/2032[1]	1,113
		2,038
	Twilio, Inc.
400	3.625%—03/15/2029	385
150	3.875%—03/15/2031	140
		525
298	Unisys Corp. 10.625%—01/15/2031[1]	259
		3,217
LEISURE PRODUCTS—0.6%
300	Life Time, Inc. 6.000%—11/15/2031[1]	305
600	VOC Escrow Ltd. 5.000%—02/15/2028[1]	599
		904
LIFE SCIENCES TOOLS & SERVICES—0.4%
	Charles River Laboratories International, Inc.
300	3.750%—03/15/2029[1]	287
350	4.000%—03/15/2031[1]	327
		614
MACHINERY—1.6%
1,300	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,275
100	GrafTech Finance, Inc. 4.625%—12/23/2029[1]	64
238	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	179
200	Manitowoc Co., Inc. 9.250%—10/01/2031[1]	214
600	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	582
		2,314
MEDIA—1.6%
150	Advantage Sales & Marketing, Inc. 9.000%—11/15/2030[1]	120
	CSC Holdings LLC
200	3.375%—02/15/2031[1]	116
300	5.500%—04/15/2027[1]	253
200	6.500%—02/01/2029[1]	125
200	11.750%—01/31/2029[1]	143
		637

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MEDIA—Continued
$600	Discovery Communications LLC 6.350%—06/01/2040	$477
600	DISH DBS Corp. 7.375%—07/01/2028	587
	Sinclair Television Group, Inc.
204	4.375%—12/31/2032[1]	158
297	5.500%—03/01/2030[1]	263
		421
		2,242
METALS & MINING—7.8%
52	Algoma Steel, Inc. 9.125%—04/15/2029[1]	48
1,189	Century Aluminum Co. 6.875%—08/01/2032[1]	1,232
200	Commercial Metals Co. 3.875%—02/15/2031	186
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	749
	Fortescue Treasury Pty. Ltd.
168	4.375%—04/01/2031[1]	161
600	6.125%—04/15/2032[1]	621
		782
1,067	Hudbay Minerals, Inc. 6.125%—04/01/2029[1]	1,072
1,683	IAMGOLD Corp. 5.750%—10/15/2028[1]	1,674
343	Mineral Resources Ltd. 9.250%—10/01/2028[1]	356
	Novelis Corp.
400	3.875%—08/15/2031[1]	364
2,000	4.750%—01/30/2030[1]	1,918
		2,282
1,366	Park-Ohio Industries, Inc. 8.500%—08/01/2030[1]	1,423
1,161	PLS Group Ltd. 6.875%—05/01/2031[1]	1,189
258	Skeena Resources Ltd. 8.500%—04/01/2031[1]	270
		11,263
OIL, GAS & CONSUMABLE FUELS—18.0%
1,700	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	1,779
1,300	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	1,334
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,366	5.750%—01/15/2028-10/15/2033[1]	1,365
500	6.625%—02/01/2032[1]	513
		1,878
	Borr IHC Ltd./Borr Finance LLC
512	10.000%—11/15/2028[1]	535
632	10.375%—11/15/2030[1]	664
		1,199
1,292	California Resources Corp. 7.000%—01/15/2034[1]	1,319

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$1,432	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%—02/15/2031[1]	$1,519
400	Comstock Resources, Inc. 6.750%—03/01/2029[1]	399
528	CVR Energy, Inc. 7.875%—02/15/2034[1]	530
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
200	7.375%—06/30/2033[1]	207
1,056	8.625%—03/15/2029[1]	1,102
		1,309
742	Enerflex, Inc. 6.875%—01/15/2031[1]	765
	Energy Transfer LP
900	7.125%—10/01/2054[2]	925
1,100	8.000%—05/15/2054[2]	1,167
		2,092
250	EnQuest PLC 9.875%—04/30/2031[1]	258
	Genesis Energy LP/Genesis Energy Finance Corp.
700	8.000%—05/15/2033	737
200	8.250%—01/15/2029	208
		945
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	420
300	NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%—02/15/2029[1]	311
	PBF Holding Co. LLC/PBF Finance Corp.
800	7.875%—09/15/2030[1]	821
1,424	9.875%—03/15/2030[1]	1,531
		2,352
	PG&E Corp.
620	6.850%—09/15/2056[2]	620
371	7.375%—03/15/2055[2]	382
		1,002
565	Saturn Oil & Gas, Inc. 9.625%—06/15/2029[1]	593
850	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	784
	Talos Production, Inc.
800	9.000%—02/01/2029[1]	835
822	9.375%—02/01/2031[1]	875
		1,710
800	Transocean International Ltd. 8.250%—05/15/2029[1]	831
1,698	Vermilion Energy, Inc. 7.250%—02/15/2033[1]	1,723
136	W&T Offshore, Inc. 10.750%—02/01/2029[1]	141
687	Weatherford International Ltd. 6.750%—10/15/2033[1]	713
		25,906
PAPER & FOREST PRODUCTS—0.1%
200	Mercer International, Inc. 12.875%—10/01/2028[1]	100

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—0.7%
$1,118	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	$1,043
PHARMACEUTICALS—2.0%
550	Amneal Pharmaceuticals LLC 6.875%—08/01/2032[1]	572
	Bausch Health Cos., Inc.
400	5.250%—02/15/2031[1]	238
100	6.250%—02/15/2029[1]	74
200	7.250%—05/30/2029[1]	148
600	14.000%—10/15/2030[1]	578
		1,038
700	HLF Financing SARL LLC/Herbalife International, Inc. 7.750%—05/01/2033[1]	715
600	Jazz Securities DAC 4.375%—01/15/2029[1]	587
		2,912
PROFESSIONAL SERVICES—0.6%
100	KBR, Inc. 4.750%—09/30/2028[1]	99
800	TriNet Group, Inc. 3.500%—03/01/2029[1]	744
		843
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
1,250	5.250%—04/15/2030[1]	1,193
788	9.750%—04/15/2030[1]	842
		2,035
500	Five Point Operating Co. LP 8.000%—10/01/2030[1]	513
		2,548
ROAD & RAIL—0.5%
700	Danaos Corp. 6.875%—10/15/2032[1]	720
SOFTWARE—4.7%
	CoreWeave, Inc.
530	9.000%—02/01/2031[1]	527
500	9.750%—10/01/2031[1]	503
		1,030
400	Elastic NV 4.125%—07/15/2029[1]	380
	Fair Isaac Corp.
800	4.000%—06/15/2028[1]	781
1,082	6.250%—09/15/2034[1]	1,066
		1,847
900	Open Text Holdings, Inc. 4.125%—02/15/2030[1]	811
700	PTC, Inc. 4.000%—02/15/2028[1]	684
1,318	RingCentral, Inc. 8.500%—08/15/2030[1]	1,386
700	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%—02/01/2029[1]	570
		6,708

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—9.5%
$692	Arko Corp. 5.125%—11/15/2029[1]	$624
500	Bath & Body Works, Inc. 6.950%—03/01/2033	486
1,924	Carvana Co. 9.000%—06/01/2031[1]	2,130
309	Ferrellgas LP/Ferrellgas Finance Corp. 9.250%—01/15/2031[1]	325
	FirstCash, Inc.
600	4.625%—09/01/2028[1]	590
200	5.625%—01/01/2030[1]	199
500	6.875%—03/01/2032[1]	513
		1,302
700	FTAI Aviation Investors LLC 7.000%—05/01/2031-06/15/2032[1]	724
	Gap, Inc.
500	3.625%—10/01/2029[1]	472
800	3.875%—10/01/2031[1]	732
		1,204
	Kohl’s Corp.
1,100	5.125%—05/01/2031	901
300	5.550%—07/17/2045	183
		1,084
	Macy’s Retail Holdings LLC
600	4.300%—02/15/2043	403
300	5.125%—01/15/2042	227
500	6.125%—03/15/2032[1]	501
800	7.375%—08/01/2033[1]	834
		1,965
1,400	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%—06/01/2031[1]	1,345
400	Upbound Group, Inc. 6.375%—02/15/2029[1]	396
740	Victoria’s Secret & Co. 4.625%—07/15/2029[1]	713
512	Wayfair LLC 7.250%—10/31/2029[1]	525
	Yum! Brands, Inc.
500	4.625%—01/31/2032	481
335	6.875%—11/15/2037	371
		852
		13,675
TEXTILES, APPAREL & LUXURY GOODS—1.5%
	Crocs, Inc.
500	4.125%—08/15/2031[1]	466
100	4.250%—03/15/2029[1]	97
		563
200	Under Armour, Inc. 7.250%—07/15/2030[1]	204
1,375	William Carter Co. 7.375%—02/15/2031[1]	1,415
		2,182
TOBACCO—1.0%
1,335	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	1,379

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—0.5%
$150	RB Global Holdings, Inc. 6.750%—03/15/2028[1]	$152
600	Resideo Funding, Inc. 6.500%—07/15/2032[1]	606
		758
Total Corporate Bonds & Notes (Cost $137,943)		138,647
TOTAL INVESTMENTS—96.3% (Cost $137,943)		138,647
CASH AND OTHER ASSETS, LESS LIABILITIES—3.7%		5,262
TOTAL NET ASSETS—100.0%		$143,909

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $116,513 or 81% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Ares Systematic Credit Limited (formerly, BlueCove Limited)
Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—93.3%
Principal Amount		Value
AEROSPACE & DEFENSE—2.2%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$204
100	Bombardier, Inc. 7.450%—05/01/2034[1]	110
200	Howmet Aerospace, Inc. 3.000%—01/15/2029	193
200	TransDigm, Inc. 6.375%—03/01/2029[1]	205
		712
AUTOMOBILE COMPONENTS—0.3%
110	Cooper-Standard Automotive, Inc. 9.250%—03/01/2031[1]	106
AUTOMOBILES—3.1%
300	Allison Transmission, Inc. 3.750%—01/30/2031[1]	282
100	Ford Motor Co. 6.100%—08/19/2032	102
300	Ford Motor Credit Co. LLC 5.113%—05/03/2029	298
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	104
200	Nissan Motor Co. Ltd. 7.750%—07/17/2032[1]	208
37	Wabash National Corp. 4.500%—10/15/2028[1]	33
		1,027
BANKS—0.6%
200	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	189
BEVERAGES—1.1%
400	JDE Peet’s NV 2.250%—09/24/2031[1]	349
BIOTECHNOLOGY—0.3%
100	Genmab AS/Genmab Finance LLC 6.250%—12/15/2032[1]	103
BROADLINE RETAIL—0.8%
300	Prosus NV 3.061%—07/13/2031[1]	274
BUILDING PRODUCTS—1.8%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	198
200	Lennox International, Inc. 5.500%—09/15/2028	204
200	NVR, Inc. 3.000%—05/15/2030	188
		590
CAPITAL MARKETS—0.6%
200	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000%—06/15/2030	193

Corporate Bonds & Notes—Continued
Principal Amount		Value
CHEMICALS—1.2%
$200	Rain Carbon, Inc. 12.250%—09/01/2029[1]	$211
200	Yara International ASA 3.148%—06/04/2030[1]	187
		398
COMMERCIAL SERVICES & SUPPLIES—4.1%
200	APi Group DE, Inc. 4.125%—07/15/2029[1]	195
200	Deluxe Corp. 8.000%—06/01/2029[1]	202
100	GEO Group, Inc. 8.625%—04/15/2029	104
290	HNI Corp. 5.125%—01/18/2029[1]	287
200	Pitney Bowes, Inc. 7.250%—03/15/2029[1]	202
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	293
100	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	66
		1,349
COMMUNICATIONS EQUIPMENT—1.5%
100	Cisco Systems, Inc. 4.950%—02/26/2031	103
	Motorola Solutions, Inc.
200	2.300%—11/15/2030	181
100	4.600%—02/23/2028	100
		281
120	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	120
		504
CONSTRUCTION & ENGINEERING—3.4%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	195
104	Dycom Industries, Inc. 4.500%—04/15/2029[1]	102
186	Tutor Perini Corp. 11.875%—04/30/2029[1]	203
317	VM Consolidated, Inc. 5.500%—04/15/2029[1]	311
300	WSP Global, Inc. 5.039%—09/18/2031[1]	299
		1,110
CONSUMER FINANCE—0.9%
300	OneMain Finance Corp. 6.750%—09/15/2033	295
CONTAINERS & PACKAGING—0.3%
100	CCL Industries, Inc. 3.050%—06/01/2030[1]	94
DIVERSIFIED FINANCIAL SERVICES—1.5%
100	Atlanticus Holdings Corp. 9.750%—09/01/2030[1]	99

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$200	Enova International, Inc. 9.125%—08/01/2029[1]	$211
179	PRA Group, Inc. 8.875%—01/31/2030[1]	185
		495
DIVERSIFIED REITS—0.3%
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	100
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
126	Core Scientific Finance I LLC 7.750%—05/15/2031[1]	125
300	Deutsche Telekom International Finance BV 8.750%—06/15/2030	344
100	Hughes Satellite Systems Corp. 5.250%—08/01/2026	91
		560
ELECTRIC UTILITIES—1.7%
100	Alexander Funding Trust II 7.467%—07/31/2028[1]	105
100	American Electric Power Co., Inc. 5.800%—03/15/2056[2]	100
100	Edison International 7.875%—06/15/2054[2]	103
	EUSHI Finance, Inc.
100	6.250%—04/01/2056[2]	99
35	7.625%—12/15/2054[2]	36
		135
100	Pacific Gas & Electric Co. 3.300%—12/01/2027	98
		541
ELECTRICAL EQUIPMENT—0.3%
100	EnerSys 4.375%—12/15/2027[1]	99
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
200	TTM Technologies, Inc. 4.000%—03/01/2029[1]	194
ENTERTAINMENT—2.3%
300	Flutter Treasury DAC 5.875%—06/04/2031[1]	299
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	179
300	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	262
		740
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.6%
100	Arbor Realty SR, Inc. 7.875%—07/15/2030[1]	94
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	195
100	Diversified Healthcare Trust 4.375%—03/01/2031	90
100	Equinix Europe 2 Financing Corp. LLC 4.700%—03/15/2033	98
180	Iron Mountain, Inc. 6.250%—01/15/2033[1]	183

Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
	MPT Operating Partnership LP/MPT Finance Corp.
$93	3.500%—03/15/2031	$67
300	4.625%—08/01/2029	248
		315
200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	199
		1,174
FOOD & STAPLES RETAILING—0.6%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	191
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	304
HEALTH CARE PROVIDERS & SERVICES—2.0%
100	Centene Corp. 2.500%—03/01/2031	87
88	Dentsply Sirona, Inc. 8.375%—09/12/2055[2]	89
300	HCA, Inc. 3.125%—03/15/2027	297
200	STERIS Irish FinCo UnLtd Co. 2.700%—03/15/2031	182
		655
HOTELS, RESTAURANTS & LEISURE—3.4%
	Carnival Corp.
300	4.000%—08/01/2028[1]	293
216	5.875%—06/15/2031[1]	219
		512
200	Hilton Domestic Operating Co., Inc. 5.500%—03/31/2034[1]	199
100	Las Vegas Sands Corp. 6.000%—06/14/2030	103
213	New Red Finance, Inc. 3.875%—01/15/2028[1]	209
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	99
		1,122
IT SERVICES—3.1%
100	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	98
300	International Business Machines Corp. 3.500%—05/15/2029	292
200	Leidos, Inc. 4.375%—05/15/2030	197
	Seagate Data Storage Technology Pte. Ltd.
133	5.750%—12/01/2034[1]	136
100	9.625%—12/01/2032[1]	111
		247
200	VeriSign, Inc. 2.700%—06/15/2031	180
		1,014
MACHINERY—1.8%
200	BWX Technologies, Inc. 4.125%—06/30/2028[1]	197

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
MACHINERY—Continued
$100	IDEX Corp. 3.000%—05/01/2030	$94
300	Vertiv Group Corp. 4.125%—11/15/2028[1]	297
		588
MEDIA—1.5%
200	DISH DBS Corp. 7.375%—07/01/2028	196
300	News Corp. 3.875%—05/15/2029[1]	290
		486
METALS & MINING—5.7%
200	Century Aluminum Co. 6.875%—08/01/2032[1]	207
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	150
100	Glencore Funding LLC 5.200%—07/01/2033[1]	101
200	Hudbay Minerals, Inc. 6.125%—04/01/2029[1]	201
300	IAMGOLD Corp. 5.750%—10/15/2028[1]	298
400	Novelis Corp. 4.750%—01/30/2030[1]	383
300	Park-Ohio Industries, Inc. 8.500%—08/01/2030[1]	313
169	PLS Group Ltd. 6.875%—05/01/2031[1]	173
31	Skeena Resources Ltd. 8.500%—04/01/2031[1]	32
		1,858
OIL, GAS & CONSUMABLE FUELS—13.2%
200	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	209
200	AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%—06/01/2028[1]	205
200	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.750%—10/15/2033[1]	200
181	Borr IHC Ltd./Borr Finance LLC 10.375%—11/15/2030[1]	190
200	BP Capital Markets PLC 4.875%—03/22/2030[2]	198
247	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%—02/15/2031[1]	262
65	CVR Energy, Inc. 7.875%—02/15/2034[1]	65
100	Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%—03/15/2029[1]	104
200	Enbridge, Inc. 6.000%—01/15/2077[2]	201
100	Enterprise Products Operating LLC 5.250%—08/16/2077[2]	100
100	Genesis Energy LP/Genesis Energy Finance Corp. 6.750%—03/15/2034	101
200	HF Sinclair Corp. 5.750%—01/15/2031	205

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$200	KeySpan Gas East Corp. 5.994%—03/06/2033[1]	$209
100	Kinder Morgan, Inc. 5.000%—02/01/2029	102
200	MPLX LP 2.650%—08/15/2030	185
20	Noble Finance II LLC 8.000%—04/15/2030[1]	21
200	PBF Holding Co. LLC/PBF Finance Corp. 7.875%—09/15/2030[1]	205
	PG&E Corp.
200	5.000%—07/01/2028	199
145	6.850%—09/15/2056[2]	145
		344
200	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	185
100	Suncor Energy, Inc. 7.150%—02/01/2032	111
	Talos Production, Inc.
200	9.000%—02/01/2029[1]	209
100	9.375%—02/01/2031[1]	106
		315
100	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%—01/15/2032	95
100	TC PipeLines LP 3.900%—05/25/2027	99
249	Vermilion Energy, Inc. 7.250%—02/15/2033[1]	253
139	Weatherford International Ltd. 6.750%—10/15/2033[1]	144
		4,308
PASSENGER AIRLINES—1.8%
171	Alaska Airlines Pass-Through Trust 4.800%—02/15/2029[1]	171
250	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750%—10/20/2028[1]	250
100	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	93
62	United Airlines Pass-Through Trust 5.875%—04/15/2029	64
		578
PHARMACEUTICALS—2.0%
200	Cencora, Inc. 2.700%—03/15/2031	183
100	HLF Financing SARL LLC/Herbalife International, Inc. 7.750%—05/01/2033[1]	102
400	Viatris, Inc. 2.700%—06/22/2030	365
		650
PROFESSIONAL SERVICES—1.4%
100	Gartner, Inc. 3.750%—10/01/2030[1]	92
100	KBR, Inc. 4.750%—09/30/2028[1]	98

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—Continued
$300	TriNet Group, Inc. 3.500%—03/01/2029[1]	$279
		469
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
100	5.250%—04/15/2030[1]	95
100	9.750%—04/15/2030[1]	107
		202
100	Five Point Operating Co. LP 8.000%—10/01/2030[1]	103
		305
ROAD & RAIL—0.6%
200	Danaos Corp. 6.875%—10/15/2032[1]	206
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.6%
	Broadcom, Inc.
300	1.950%—02/15/2028	289
100	4.000%—04/15/2029[1]	99
		388
200	NVIDIA Corp. 2.850%—04/01/2030	190
100	Qorvo, Inc. 3.375%—04/01/2031[1]	91
200	Texas Instruments, Inc. 2.250%—09/04/2029	187
		856
SOFTWARE—6.1%
300	AppLovin Corp. 5.125%—12/01/2029	302
200	Autodesk, Inc. 2.400%—12/15/2031	176
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	188
100	CoreWeave, Inc. 9.000%—02/01/2031[1]	100
200	Fair Isaac Corp. 6.000%—05/15/2033[1]	197
300	Open Text Corp. 6.900%—12/01/2027[1]	307
	Oracle Corp.
100	6.150%—11/09/2029	103
200	6.250%—11/09/2032	205
		308
	Salesforce, Inc.
300	1.950%—07/15/2031	262
100	5.200%—03/15/2033	100
		362
62	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%—02/01/2029[1]	51
		1,991
SPECIALTY RETAIL—5.8%
200	Arko Corp. 5.125%—11/15/2029[1]	180

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$314	Carvana Co. 9.000%—06/01/2030-06/01/2031[1]	$335
100	Gap, Inc. 3.875%—10/01/2031[1]	91
400	Home Depot, Inc. 3.250%—04/15/2032	374
222	Kohl’s Corp. 5.125%—05/01/2031	182
	Macy’s Retail Holdings LLC
100	4.300%—02/15/2043	67
100	7.375%—08/01/2033[1]	104
		171
100	Ross Stores, Inc. 1.875%—04/15/2031	88
300	Upbound Group, Inc. 6.375%—02/15/2029[1]	297
200	Yum! Brands, Inc. 5.350%—11/01/2043	192
		1,910
TEXTILES, APPAREL & LUXURY GOODS—0.5%
100	Tapestry, Inc. 5.100%—03/11/2030	101
53	William Carter Co. 7.375%—02/15/2031[1]	55
		156
TOBACCO—4.0%
	Altria Group, Inc.
100	2.450%—02/04/2032	88
300	4.800%—02/14/2029	302
		390
200	Imperial Brands Finance PLC 5.500%—02/01/2030[1]	206
300	Japan Tobacco, Inc. 5.250%—06/15/2030[1]	308
300	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	306
100	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	103
		1,313
TRADING COMPANIES & DISTRIBUTORS—0.6%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	200
WIRELESS TELECOMMUNICATION SERVICES—0.6%
200	T-Mobile USA, Inc. 2.625%—02/15/2029	190
Total Corporate Bonds & Notes (Cost $30,170)		30,546
TOTAL INVESTMENTS—93.3% (Cost $30,170)		30,546
CASH AND OTHER ASSETS, LESS LIABILITIES—6.7%		2,196
TOTAL NET ASSETS—100.0%		$32,742

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 Year	10	06/26	$1,106	$(22)
U.S. Treasury Note Futures 2 Year	16	06/26	3,314	(21)
U.S. Treasury Note Futures 5 Year	14	06/26	1,510	(22)
Total Long Futures Contracts				$(65)

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North American High Yield Index Series 46	Sell	5.000%	06/20/2031	3.306%	Quarterly	$1,300	$100	$75	$25
ICE Clear Credit LLC	Markit CDX North American Investment Grade Index Series 46	Sell	1.000%	06/20/2031	0.547%	Quarterly	4,200	93	81	12
Total Centrally Cleared Credit Default Swaps										$37
FAIR VALUE MEASUREMENTS
As of April 30, 2026, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $18,557 or 57% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Quantix Commodities LP
Principal Amount, Value, and Cost in Thousands

Short-Term Investments—87.1%
Principal Amount		Value
U.S. TREASURY BILLS—87.1%
	U.S. Treasury Bills
$100,000	3.497%—08/20/2026†	$98,896
917,724	3.508%—06/18/2026-07/16/2026†	912,066
362,931	3.523%—08/13/2026†	359,177
459,781	3.556%—09/10/2026†	453,748
321,511	3.565%—05/07/2026†	321,318
483,372	3.574%—10/08/2026†	475,689
69,287	3.682%—05/07/2026†	69,245
TOTAL SHORT-TERM INVESTMENTS (Cost $2,690,398)		2,690,139
TOTAL INVESTMENTS—87.1% (Cost $2,690,398)		2,690,139
CASH AND OTHER ASSETS, LESS LIABILITIES—12.9%		399,709
TOTAL NET ASSETS—100%		$3,089,848

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	05/29/2026	Monthly	$1,644,115	$—	$—	$—
Goldman Sachs International	0.120%	Pay	Quantix Commodity Index	05/29/2026	Monthly	1,445,490	—	—	—
Total Over-the-Counter Excess Return Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

†
Coupon represents yield to maturity
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Income Research + Management
Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—10.7%
Principal Amount		Value
$250	AIMCO CLO Series 2018-BA Cl. AR3 4.880% (3 Month USD Term SOFR + 1.200%) 04/16/2037[1,2]	$250
250	Apidos CLO XXXV Series 2021-35A Cl. A 4.987% (3 Month USD Term SOFR + 1.312%) 04/20/2034[1,2]	250
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	127
250	Carlyle U.S. CLO Ltd. Series 2022-1A Cl. A1R 4.653% (3 Month USD Term SOFR + 0.980%) 04/15/2035[1,2]	250
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 5.152% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	251
88	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	87
144	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	135
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	141
203	Elmwood CLO I Ltd. Series 2019-1A Cl. A1R3 4.795% (3 Month USD Term SOFR + 1.120%) 04/20/2037[1,2]	203
83	Jersey Mike’s Funding LLC Series 2024-1A Cl. A2 5.636%—02/15/2055[1]	84
70	Kinetic ABS Issuer LLC Series 2026-1A Cl. A2 5.219%—02/25/2056[1]	70
101	MetroNet Infrastructure Issuer LLC Series 2025-4A Cl. A2 5.163%—12/20/2055[1]	100
234	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	224
99	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	94
122	QTS Issuer ABS I LLC Series 2025-1A Cl. A2 5.439%—05/25/2055[1]	122
146	Sabey Data Center Issuer LLC Series 2025-2 Cl. A2 5.966%—04/20/2050[1]	145
102	SBA Small Business Investment Cos. Series 2023-10A Cl. 1 5.168%—03/10/2033	103
	Subway Funding LLC
163	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	165
73	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	73
		238

Asset-Backed Securities—Continued
Principal Amount		Value
$147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	$137
	Tricon Residential Trust
100	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	99
146	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	145
		244
	U.S. Small Business Administration
102	Series 2017-20I Cl. 1 2.590%—09/01/2037	93
63	Series 2010-20G Cl. 1 3.800%—07/01/2030	62
112	Series 2024-25E Cl. 1 5.240%—05/01/2049	116
117	Series 2024-25D Cl. 1 5.380%—04/01/2049	120
		391
	Uniti Fiber ABS Issuer LLC
84	Series 2025-2A Cl. A2 5.177%—01/20/2056[1]	85
25	Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	25
		110
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	183
	Wendy’s Funding LLC
120	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	115
80	Series 2025-1A Cl. A2I 5.422%—12/15/2055[1]	79
		194
Total Asset-Backed Securities (Cost $4,069)		4,133

Collateralized Mortgage Obligations—12.6%

	Bank
165	Series 2020-BN30 Cl. A4 1.925%—12/15/2053	146
90	Series 2021-BN33 Cl. A3 2.021%—05/15/2064	85
		231
137	Barclays Commercial Mortgage Trust Series 2019-C3 Cl. A3 3.319%—05/15/2052	133
	BBCMS Mortgage Trust
99	Series 2022-C15 Cl. A5 3.662%—04/15/2055[2]	91
191	Series 2024-5C29 Cl. A3 5.208%—09/15/2057	194
		285
	Benchmark Mortgage Trust
142	Series 2020-B22 Cl. ASB 1.731%—01/15/2054	134

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$107	Series 2021-B28 Cl. A3 2.073%—08/15/2054	$98
169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	149
122	Series 2019-B15 Cl. A5 2.928%—12/15/2072	114
157	Series 2019-B10 Cl. A4 3.717%—03/15/2062	153
126	Series 2025-V14 Cl. A4 5.660%—04/15/2057	130
		778
110	BFLD Commercial Mortgage Trust Series 2025-5MW Cl. A 4.830%—10/10/2042[1,2]	109
100	BFLD Trust Series 2025-FPM Cl. A 5.178%—10/10/2040[1,2]	100
106	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.548%—06/15/2044[1,2]	108
	BX Commercial Mortgage Trust
87	Series 2024-XL5 Cl. A 5.046% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	87
80	Series 2024-XL4 Cl. A 5.097% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	80
		167
125	BX Trust Series 2024-BIO Cl. A 5.297% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	125
100	CENT Trust Series 2025-CITY Cl. A 5.091%—07/10/2040[1,2]	101
	Chase Home Lending Mortgage Trust
195	Series 2026-4 Cl. A4A 5.000%—02/25/2057[1,2]	194
56	Series 2025-9 Cl. A4A 5.500%—06/25/2056[1,2]	56
		250
	Citigroup Mortgage Loan Trust, Inc.
78	Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	78
65	Series 2025-3 Cl. A11 5.500%—06/25/2055[1,2]	65
		143
48	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1]	49
100	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.274%—10/10/2041[1,2]	101
	GS Mortgage-Backed Securities Trust
165	Series 2025-PJ11 Cl. A4 5.500%—05/25/2056[1,2]	165
38	Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	38
		203

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$100	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.990%—10/05/2039[1,2]	$101
	JP Morgan Mortgage Trust
158	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	149
102	Series 2021-6 Cl. A12 5.000%—10/25/2051[1,2]	99
124	Series 2025-7MPR Cl. A1D 5.324%—02/25/2056[1,3]	123
79	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	80
61	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,3]	60
141	Series 2025-8 Cl. A4A 5.500%—02/25/2056[1,2]	141
161	Series 2025-11 Cl. A4 5.500%—05/25/2056[1,2]	161
39	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	39
2	Series 2024-6 Cl. A6 6.000%—12/25/2054[1,2]	2
		854
132	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 5.545% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	132
116	MAD Commercial Mortgage Trust Series 2025-11MD Cl. A 4.912%—10/15/2042[1,2]	116
193	Morgan Stanley Residential Mortgage Loan Trust Series 2026-1 Cl. A4 5.000%—04/25/2056[1,2]	191
100	NYC Commercial Mortgage Trust Series 2025-28L Cl. A 4.824%—11/05/2038[1,2]	100
	Sequoia Mortgage Trust
92	Series 2025-5 Cl. A5 5.500%—06/25/2055[1,2]	92
80	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,2]	81
35	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	35
47	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	48
6	Series 2024-7 Cl. A11 6.000%—08/25/2054[1,2]	6
		262
100	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.098% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,2]	99
64	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	63
104	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.528%—07/15/2040[1,2]	106
Total Collateralized Mortgage Obligations (Cost $4,870)		4,907

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—29.9%
Principal Amount		Value
AEROSPACE & DEFENSE—0.3%
$112	Embraer Netherlands Finance BV 5.980%—02/11/2035	$117
AUTO COMPONENTS—0.3%
139	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	101
AUTOMOBILE COMPONENTS—0.4%
72	American Axle & Manufacturing, Inc. 6.375%—10/15/2032[1]	72
68	Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.125%—04/15/2031[1]	69
		141
AUTOMOBILES—0.5%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	201
BANKS—1.6%
200	Barclays PLC 6.490%—09/13/2029[4]	208
200	ING Groep NV 6.114%—09/11/2034[4]	212
200	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	205
		625
BEVERAGES—0.5%
200	Diageo Investment Corp. 5.625%—04/15/2035	208
BUILDING PRODUCTS—0.3%
112	Standard Building Solutions, Inc. 5.875%—03/15/2034[1]	109
CAPITAL MARKETS—3.7%
134	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	142
67	Blue Owl Capital Corp. 2.875%—06/11/2028	63
100	Blue Owl Credit Income Corp. 6.600%—09/15/2029	100
	Brookfield Finance, Inc.
132	2.724%—04/15/2031	120
165	6.300%—01/15/2055[4]	160
		280
107	Golub Capital BDC, Inc. 7.050%—12/05/2028	110
101	Golub Capital Private Credit Fund 5.800%—09/12/2029	100
84	Hercules Capital, Inc. 6.000%—06/16/2030	84
152	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	148
65	Main Street Capital Corp. 6.950%—03/01/2029	67
45	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	44
	Sixth Street Lending Partners
50	5.750%—01/15/2030	50
86	6.500%—03/11/2029	88
		138

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
$200	UBS Group AG 2.746%—02/11/2033[1,4]	$177
		1,453
COMMERCIAL SERVICES & SUPPLIES—0.7%
118	ADT Security Corp. 5.875%—10/15/2033[1]	116
184	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	165
		281
COMMUNICATIONS EQUIPMENT—0.3%
107	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	107
CONSTRUCTION MATERIALS—0.2%
75	Standard Industries, Inc. 4.375%—07/15/2030[1]	72
DIVERSIFIED FINANCIAL SERVICES—3.7%
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.100%—01/19/2029	152
77	Aircastle Ltd. 5.950%—02/15/2029[1]	79
250	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	254
137	Capital One Financial Corp. 5.884%—07/26/2035[4]	141
149	Charles Schwab Corp. 6.100%—06/01/2031[4]	149
250	Depository Trust & Clearing Corp. 3.375%—06/20/2026[1,4]	249
147	GGAM Finance Ltd. 5.875%—03/15/2030[1]	148
	Macquarie Airfinance Holdings Ltd.
88	5.150%—03/17/2030[1]	88
62	6.400%—03/26/2029[1]	64
		152
107	Sumisho Air Lease Corp. 1.875%—08/15/2026	106
		1,430
DIVERSIFIED REITS—0.5%
	SBA Tower Trust
100	1.631%—05/15/2051[1]	99
102	6.599%—11/15/2052[1]	103
		202
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
117	HUT 8 DC LLC 6.192%—11/15/2042[1]	118
ELECTRIC UTILITIES—2.7%
105	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	113
158	CMS Energy Corp. 3.750%—12/01/2050[4]	146
58	Dominion Energy, Inc. 6.875%—02/01/2055[4]	60

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
$119	Eversource Energy 6.100%—08/15/2056[4]	$118
182	Exelon Corp. 4.450%—04/15/2046	150
79	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[4]	82
125	New England Power Co. 5.936%—11/25/2052[1]	125
83	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	85
118	NRG Energy, Inc. 6.000%—01/15/2036[1]	117
42	Xcel Energy, Inc. 5.750%—12/03/2056[4]	41
		1,037
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.0%
	COPT Defense Properties LP
153	2.000%—01/15/2029	143
83	2.900%—12/01/2033	71
		214
	EPR Properties
141	4.500%—06/01/2027	141
110	4.750%—11/15/2030	108
		249
73	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	70
141	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	142
99	VICI Properties LP 5.750%—04/01/2034	101
		776
FOOD PRODUCTS—0.5%
220	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.625%—01/15/2032	204
HEALTH CARE PROVIDERS & SERVICES—1.2%
110	Centene Corp. 2.450%—07/15/2028	104
133	CVS Pass-Through Trust 5.926%—01/10/2034[1]	135
121	DaVita, Inc. 3.750%—02/15/2031[1]	112
117	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	117
		468
INDUSTRIAL CONGLOMERATES—0.5%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	203
INSURANCE—2.4%
85	Aspen Insurance Holdings Ltd. 5.750%—07/01/2030	88
175	Brown & Brown, Inc. 5.250%—06/23/2032	175
53	Corebridge Financial, Inc. 6.875%—12/01/2030[4]	55

Corporate Bonds & Notes—Continued
Principal Amount		Value
INSURANCE—Continued
$170	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	$174
	Global Atlantic Fin Co.
170	3.125%—06/15/2031[1]	151
82	7.950%—06/15/2033[1]	90
		241
211	SBL Holdings, Inc. 5.000%—02/18/2031[1]	185
		918
INTERNET & CATALOG RETAIL—0.5%
184	Beignet Investor LLC 6.581%—05/30/2049[1]	190
IT SERVICES—0.5%
65	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	64
140	Genpact U.K. Finco PLC/Genpact USA, Inc. 4.950%—11/18/2030	137
		201
MEDIA—1.0%
118	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	119
179	Nexstar Media, Inc. 6.500%—09/15/2033[1]	181
108	Sirius XM Radio LLC 5.875%—04/15/2032[1]	106
		406
MULTI-UTILITIES—0.2%
91	WEC Energy Group, Inc. 5.625%—05/15/2056[4]	90
OIL, GAS & CONSUMABLE FUELS—1.1%
	Columbia Pipelines Operating Co. LLC
23	5.962%—02/15/2055[1]	23
111	6.036%—11/15/2033[1]	117
		140
	ConocoPhillips Co.
17	5.500%—01/15/2055	16
44	5.550%—03/15/2054	42
		58
68	Enbridge, Inc. 5.750%—07/15/2080[4]	69
88	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	91
58	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	59
		417
PASSENGER AIRLINES—0.8%
36	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	35
128	Latam Airlines Group SA 7.625%—01/07/2031[1]	130
141	United Airlines Pass-Through Trust 2.700%—11/01/2033	130
		295

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PERSONAL CARE PRODUCTS—0.5%
$190	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600%—01/15/2031[1]	$185
PHARMACEUTICALS—0.1%
30	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	30
PROFESSIONAL SERVICES—0.5%
121	KBR, Inc. 4.750%—09/30/2028[1]	119
83	Verisk Analytics, Inc. 5.250%—03/15/2035	82
		201
ROAD & RAIL—0.1%
71	Norfolk Southern Corp. 4.050%—08/15/2052	54
SOFTWARE—0.6%
110	AppLovin Corp. 5.375%—12/01/2031	111
145	Oracle Corp. 3.600%—04/01/2040	105
		216
SPECIALTY RETAIL—0.7%
67	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	65
133	Lithia Motors, Inc. 3.875%—06/01/2029[1]	128
34	Macy’s Retail Holdings LLC 7.375%—08/01/2033[1]	35
40	Wayfair LLC 7.250%—10/31/2029[1]	41
		269
TRADING COMPANIES & DISTRIBUTORS—0.5%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	197
WIRELESS TELECOMMUNICATION SERVICES—0.2%
58	Rogers Communications, Inc. 7.500%—08/15/2038	66
Total Corporate Bonds & Notes (Cost $11,485)		11,588

Mortgage Pass-Through—25.7%

	Federal Home Loan Mortgage Corp.
259	2.000%—12/01/2051	208
793	2.500%—02/01/2035-04/01/2052	682
683	3.000%—12/01/2046-07/01/2051	611
279	3.500%—05/01/2033-05/01/2035	272
347	4.000%—06/01/2048-09/01/2050	331
629	4.500%—01/01/2049-05/01/2053	614
554	5.000%—04/01/2053-01/01/2055	552
725	5.500%—09/01/2053-03/01/2054	741
		4,011

Mortgage Pass-Through—Continued
Principal Amount		Value
	Federal Home Loan Mortgage Corp. REMICS
$204	Series 5035 Cl. IJ 2.000%—02/25/2050	$24
293	Series 5462 2.000%—05/25/2037	20
524	Series 5116 Cl. AI 2.500%—08/25/2035	37
258	Series 5347 Cl. AS 2.885% (30 Day USD Average SOFR + 6.530%) 10/25/2053[2]	19
290	Series 5013 Cl. ID 3.000%—09/25/2050	38
246	Series 5158 Cl. BI 3.000%—05/25/2035	18
163	Series 4648 Cl. KI 4.500%—08/15/2044	29
131	Series 4733 Cl. EI 5.000%—07/15/2041	18
		203
	Federal Home Loan Mortgage Corp. STRIPS
390	Series 414 Cl. C1 1.500%—03/25/2037	20
290	Series 400 Cl. C14 2.000%—07/25/2037	20
446	Series 414 Cl. C2 2.000%—04/25/2037	26
245	Series 414 Cl. C6 4.000%—04/25/2039	31
		97
	Federal National Mortgage Association
302	2.000%—04/01/2051	243
1,571	2.500%—08/01/2035-04/01/2052	1,368
667	3.500%—10/01/2047-04/01/2050	616
711	4.000%—12/01/2047-02/01/2055	676
378	4.500%—07/01/2048-03/01/2050	369
852	5.000%—07/01/2052-09/01/2052	855
222	6.000%—05/01/2054-01/01/2056	230
		4,357
	Federal National Mortgage Association Interest STRIPS
415	Series 427 Cl. C55 1.500%—02/25/2037	22
436	Series 429 Cl. C11 1.500%—03/25/2038	21
440	Series 433 Cl. C3 2.000%—08/25/2037	31
355	Series 444 Cl. C2 2.000%—10/25/2037	20
186	Series 435 Cl. C4 3.000%—10/25/2037	13
102	Series 435 Cl. C20 5.000%—05/25/2053	18
		125
	Federal National Mortgage Association REMICS
761	Series 2021-67 Cl. AI 1.185%—10/25/2051[2]	46
400	Series 2020-81 Cl. AI 1.500%—11/25/2035	20
		66

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
	Government National Mortgage Association
$142	2.000%—02/20/2052	$117
479	2.500%—09/20/2051	411
123	4.500%—08/20/2048	121
189	5.000%—10/20/2053	189
163	5.500%—05/20/2053	166
		1,004
	Government National Mortgage Association REMICS
406	Series 2019-35 Cl. SE 2.371% (1 Month USD Term SOFR + 6.036%) 01/16/2044[2]	19
163	Series 2021-137 Cl. NI 3.000%—08/20/2051	23
196	Series 2018-72 Cl. IC 4.000%—05/20/2045	32
112	Series 2020-146 Cl. IG 5.500%—09/20/2046	18
35	Series 2024-107 6.500%—06/20/2054	6
		98
Total Mortgage Pass-Through (Cost $9,869)		9,961

Municipal Bonds—0.3%

(Cost $106)
106	Texas Natural Gas Securitization Finance Corp. 5.102%—04/01/2035	109

U.S. Government Obligations—19.5%
Principal Amount		Value
	U.S. Treasury Bonds
$1,913	4.500%—02/15/2044	$1,813
3,827	4.625%—02/15/2046-02/15/2055	3,625
313	4.750%—08/15/2055-02/15/2056	301
79	4.875%—08/15/2045	78
		5,817
95	U.S. Treasury Inflation-Indexed Notes 1.875%—07/15/2035	95
	U.S. Treasury Notes
215	3.500%—02/28/2031	210
929	4.000%—11/15/2035	902
540	4.125%—02/15/2036	529
		1,641
Total U.S. Government Obligations (Cost $7,689)		7,553
TOTAL INVESTMENTS—98.7% (Cost $38,088)		38,251
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		509
TOTAL NET ASSETS—100.0%		$38,760

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $12,473 or 32% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of April 30, 2026.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
CLO
Collateralized Loan Obligation
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—96.4%
Shares		Value
BANKS—13.1%
147,039	Banco Bilbao Vizcaya Argentaria SA ADR (Spain)[1]	$3,253
105,063	Bank of America Corp.	5,617
24,328	Citigroup, Inc.	3,113
27,729	East West Bancorp, Inc.	3,507
169,344	KeyCorp	3,744
281,454	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	5,052
250,018	Sumitomo Mitsui Financial Group, Inc. ADR (Japan)[1]	5,308
		29,594
BEVERAGES—3.5%
73,136	Coca-Cola Co.	5,760
13,206	PepsiCo, Inc.	2,093
		7,853
BIOTECHNOLOGY—2.6%
9,314	Amgen, Inc.	3,225
20,130	Gilead Sciences, Inc.	2,634
		5,859
BROADLINE RETAIL—1.0%
21,754	eBay, Inc.	2,251
BUILDING PRODUCTS—1.7%
7,721	Trane Technologies PLC	3,803
CAPITAL MARKETS—2.9%
25,890	ARES Management Corp. Class A	3,039
3,861	Goldman Sachs Group, Inc.	3,567
		6,606
COMMERCIAL SERVICES & SUPPLIES—1.8%
71,941	Rollins, Inc.	4,009
CONSUMER FINANCE—1.6%
16,270	FirstCash Holdings, Inc.	3,550
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.3%
39,096	Walmart, Inc.	5,158
ELECTRIC UTILITIES—2.9%
65,814	NextEra Energy, Inc.	6,442
ELECTRICAL EQUIPMENT—3.8%
21,233	Regal Rexnord Corp.	4,566
9,621	Rockwell Automation, Inc.	3,934
		8,500
FOOD PRODUCTS—1.3%
15,933	Hershey Co.	2,959
HEALTH CARE PROVIDERS & SERVICES—2.6%
3,769	McKesson Corp.	3,072
7,752	UnitedHealth Group, Inc.	2,872
		5,944
HOTELS, RESTAURANTS & LEISURE—1.0%
9,131	Expedia Group, Inc.	2,268
HOUSEHOLD DURABLES—1.0%
9,406	Garmin Ltd.	2,362

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—0.9%
7,721	VeriSign, Inc.	$2,074
MACHINERY—9.2%
8,426	Cummins, Inc.	5,654
10,816	ITT, Inc.	2,318
68,877	Mueller Industries, Inc.	9,328
3,891	Parker-Hannifin Corp.	3,539
		20,839
METALS & MINING—1.4%
18,194	Southern Copper Corp. (Peru)	3,124
MULTI-UTILITIES—1.2%
40,168	Dominion Energy, Inc.	2,591
OIL, GAS & CONSUMABLE FUELS—4.9%
11,766	Cheniere Energy, Inc.	3,235
101,723	Williams Cos., Inc.	7,763
		10,998
PHARMACEUTICALS—8.8%
8,487	Eli Lilly & Co.	7,932
27,085	Johnson & Johnson	6,225
27,330	Merck & Co., Inc.	2,984
100,865	Pfizer, Inc.	2,693
		19,834
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.5%
39,831	Broadcom, Inc.	16,627
35,297	NVIDIA Corp.	7,044
		23,671
SOFTWARE—3.8%
14,370	Microsoft Corp.	5,860
15,626	Salesforce, Inc.	2,758
		8,618
SPECIALIZED REITS—1.0%
2,099	Equinix, Inc.	2,273
SPECIALTY RETAIL—1.8%
26,564	TJX Cos., Inc.	4,164
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.9%
39,709	Apple, Inc.	10,775
12,317	Dell Technologies, Inc. Class C	2,574
		13,349
TEXTILES, APPAREL & LUXURY GOODS—2.9%
45,500	Tapestry, Inc.	6,599
TRADING COMPANIES & DISTRIBUTORS—1.0%
5,362	Watsco, Inc.	2,348
TOTAL COMMON STOCKS (Cost $159,147)		217,640
TOTAL INVESTMENTS—96.4% (Cost $159,147)		217,640
CASH AND OTHER ASSETS, LESS LIABILITIES—3.6%		8,099
TOTAL NET ASSETS—100%		$225,739

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—96.0%
Shares		Value
AUTOMOBILES—1.7%
10,000	BYD Co. Ltd. Class H (China)	$131
BANKS—17.8%
29,233	Banco Bradesco SA ADR (Brazil)[1]	114
481,500	Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	83
3,830	Grupo Cibest SA ADR (Colombia)[1]	261
13,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	142
5,951	HDFC Bank Ltd. ADR (India)[1]	151
4,530	ICICI Bank Ltd. ADR (India)[1]	121
69,000	Industrial & Commercial Bank of China Ltd. Class H (China)	62
13,790	Itau Unibanco Holding SA ADR (Brazil)[1]	120
16,500	Kasikornbank PCL (Thailand)	98
3,649	Komercni Banka AS (Czech Republic)	194
		1,346
BEVERAGES—1.9%
50,300	Ambev SA (Brazil)	147
CAPITAL MARKETS—3.2%
27,348	Ninety One Ltd. (South Africa)	77
8,802	XP, Inc. Class A (Brazil)	168
		245
CHEMICALS—3.1%
29,000	PTT Global Chemical PCL (Thailand)	35
2,162	Sociedad Quimica y Minera de Chile SA ADR (Chile)*,1	199
		234
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
37,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	256
FINANCIAL SERVICES—2.0%
28,943	FirstRand Ltd. (South Africa)	153
FOOD PRODUCTS—2.0%
186,000	Indofood Sukses Makmur Tbk. PT (Indonesia)	73
37,000	Uni-President Enterprises Corp. (Taiwan)	81
		154
HEALTH CARE PROVIDERS & SERVICES—1.1%
36,800	Sinopharm Group Co. Ltd. Class H (China)	87
HOTELS, RESTAURANTS & LEISURE—3.3%
98,000	TravelSky Technology Ltd. Class H (China)	121
2,650	Yum China Holdings, Inc. (China)	128
		249
INDUSTRIAL CONGLOMERATES—1.0%
499	CJ Corp. (South Korea)	76
INTERACTIVE MEDIA & SERVICES—5.8%
1,518	Baidu, Inc. ADR (China)*,1	192

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
4,200	Tencent Holdings Ltd. (China)	$251
		443
MACHINERY—2.9%
45,000	Weichai Power Co. Ltd. Class H (China)	222
METALS & MINING—3.1%
50,000	Jiangxi Copper Co. Ltd. Class H (China)	234
OIL, GAS & CONSUMABLE FUELS—3.6%
88,565	Ecopetrol SA (Colombia)	63
4,523	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	100
23,300	PTT Exploration & Production PCL (Thailand)	110
		273
PERSONAL CARE PRODUCTS—2.7%
1,415	Cosmax, Inc. (South Korea)	201
PHARMACEUTICALS—0.9%
27,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (China)	66
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
23,600	Poly Property Services Co. Ltd. Class H (China)	94
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—22.3%
23,000	ASE Technology Holding Co. Ltd. (Taiwan)	347
4,000	MediaTek, Inc. (Taiwan)	329
15,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,011
		1,687
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.8%
54,000	Micro-Star International Co. Ltd. (Taiwan)	166
3,342	Samsung Electronics Co. Ltd. (South Korea)	497
		663
TEXTILES, APPAREL & LUXURY GOODS—2.2%
25,000	Feng TAY Enterprise Co. Ltd. (Taiwan)	55
18,000	Shenzhou International Group Holdings Ltd. (China)	108
		163
TRADING COMPANIES & DISTRIBUTORS—2.0%
14,500	BOC Aviation Ltd. (China)[2]	148
TOTAL COMMON STOCKS (Cost $5,433)		7,272
TOTAL INVESTMENTS—96.0% (Cost $5,433)		7,272
CASH AND OTHER ASSETS, LESS LIABILITIES—4.0%		303
TOTAL NET ASSETS—100%		$7,575

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $148 or 2% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—89.0%
Shares		Value
AEROSPACE & DEFENSE—3.7%
19,488	Aselsan Elektronik Sanayi Ve Ticaret AS (Turkey)	$181
2,318	Embraer SA ADR (Brazil)[1]	145
2,395	Theon International PLC (Cyprus)	89
		415
AUTOMOBILE COMPONENTS—1.4%
3,690	Hesai Group ADR (China)*,1	83
1,808	Schaeffler India Ltd. (India)	79
		162
BANKS—8.2%
489	Credicorp Ltd. (Peru)	159
10,191	HDFC Bank Ltd. ADR (India)[1]	259
8,313	ICICI Bank Ltd. ADR (India)[1]	221
9,159	National Bank of Greece SA (Greece)	144
9,701	NU Holdings Ltd. Class A (Brazil)*	140
		923
BEVERAGES—0.9%
3,500	Eastroc Beverage Group Co. Ltd. Class A (China)	104
BROADLINE RETAIL—5.2%
24,100	Alibaba Group Holding Ltd. (China)	388
109	MercadoLibre, Inc. (Brazil)*	195
		583
CAPITAL MARKETS—5.3%
13,100	Banco BTG Pactual SA (Brazil)	157
4,900	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	258
5,562	Multi Commodity Exchange of India Ltd. (India)	174
		589
COMMUNICATIONS EQUIPMENT—1.9%
3,000	Accton Technology Corp. (Taiwan)	216
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.9%
666	PriceSmart, Inc. (United States)	105
ELECTRICAL EQUIPMENT—6.0%
5,200	Contemporary Amperex Technology Co. Ltd. Class A (China)	332
228	HD Hyundai Electric Co. Ltd. (South Korea)	192
15,900	WEG SA (Brazil)	144
		668
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
4,000	Chroma ATE, Inc. (Taiwan)	268
GROUND TRANSPORTATION—0.6%
7,400	Full Truck Alliance Co. Ltd. ADR (China)[1]	64
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
3,222	APT Medical, Inc. Class A (China)	112
HOTELS, RESTAURANTS & LEISURE—1.8%
1,514	MakeMyTrip Ltd. (India)*	72
2,500	Trip.com Group Ltd. (China)*	133
		205
HOUSEHOLD DURABLES—3.1%
2,310	Amber Enterprises India Ltd. (India)*	195

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
25,300	Cury Construtora e Incorporadora SA (Brazil)	$154
		349
INDUSTRIAL CONGLOMERATES—1.1%
961	Apar Industries Ltd. (India)	125
INSURANCE—1.2%
13,800	Qualitas Controladora SAB de CV (Mexico)	138
INTERACTIVE MEDIA & SERVICES—4.3%
8,100	Tencent Holdings Ltd. (China)	484
MACHINERY—4.6%
3,076	AIA Engineering Ltd. (India)	128
6,000	Airtac International Group (China)	276
633	HD Hyundai Marine Solution Co. Ltd. (South Korea)	113
		517
PERSONAL CARE PRODUCTS—1.9%
819	Cosmax, Inc. (South Korea)	116
10,800	Mao Geping Cosmetics Co. Ltd. Class H (China)	100
		216
PROFESSIONAL SERVICES—1.5%
21,454	Computer Age Management Services Ltd. (India)	167
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
8,852	Phoenix Mills Ltd. (India)	165
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—25.2%
1,000	Jentech Precision Industrial Co. Ltd. (Taiwan)	170
1,763	LEENO Industrial, Inc. (South Korea)	142
2,000	MediaTek, Inc. (Taiwan)	164
1,400	NAURA Technology Group Co. Ltd. Class A (China)	110
796	SK Hynix, Inc. (South Korea)	690
23,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,550
		2,826
SPECIALTY RETAIL—1.0%
3,125,800	Map Aktif Adiperkasa PT (Indonesia)	110
TEXTILES, APPAREL & LUXURY GOODS—2.6%
220,000	Bosideng International Holdings Ltd. (China)	120
3,719	Titan Co. Ltd. (India)	172
		292
TRANSPORTATION INFRASTRUCTURE—1.7%
16,190	International Container Terminal Services, Inc. (Philippines)	187
TOTAL COMMON STOCKS (Cost $8,116)		9,990

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—8.7%
Shares		Value
(Cost $400)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.7%
9,097	Samsung Electronics Co. Ltd. (South Korea)	$971
TOTAL INVESTMENTS—97.7% (Cost $8,516)		10,961
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		261
TOTAL NET ASSETS—100%		$11,222

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.
Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
BIOTECHNOLOGY—54.3%
5,593	AbbVie, Inc.	$1,182
8,304	Abivax SA ADR (France)*,1	975
966	Alnylam Pharmaceuticals, Inc. *	299
18,699	Ascendis Pharma AS (Denmark)*	4,289
10,218	Avalo Therapeutics, Inc. *	137
5,589	Immunovant, Inc. *	152
7,509	Insmed, Inc. *	1,024
2,153	Ionis Pharmaceuticals, Inc. *	161
60,189	Legend Biotech Corp. ADR*,1	1,415
477	Madrigal Pharmaceuticals, Inc. *	247
3,142	Natera, Inc. *	648
10,537	Newamsterdam Pharma Co. NV (Netherlands)*	301
1,599	Nuvalent, Inc. Class A*	160
1,846	Oruka Therapeutics, Inc. *	126
433	Praxis Precision Medicines, Inc. *	138
10,189	Relay Therapeutics, Inc. *	132
4,546	Revolution Medicines, Inc. *	655
12,831	Rhythm Pharmaceuticals, Inc. *	1,044
3,384	Scholar Rock Holding Corp. *	158
22,357	Vaxcyte, Inc. *	1,280
750	Vertex Pharmaceuticals, Inc. *	320
2,438	Xenon Pharmaceuticals, Inc. (Canada)*	136
		14,979
HEALTH CARE EQUIPMENT & SUPPLIES—10.3%
7,653	Boston Scientific Corp. *	441
3,888	Dexcom, Inc. *	231
903	IDEXX Laboratories, Inc. *	506
1,723	Insulet Corp. *	297
2,727	Intuitive Surgical, Inc. *	1,248
950	IRhythm Holdings, Inc. *	123
		2,846

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—7.3%
1,487	Cencora, Inc.	$458
9,290	GeneDx Holdings Corp. *	585
3,218	Guardant Health, Inc. *	280
3,732	RadNet, Inc. *	211
1,315	UnitedHealth Group, Inc.	487
		2,021
HEALTH CARE TECHNOLOGY—0.3%
17,603	Sophia Genetics SA (Switzerland)*	92
LIFE SCIENCES TOOLS & SERVICES—4.0%
20,675	Adaptive Biotechnologies Corp. *	292
2,374	Bio-Techne Corp.	131
3,739	Danaher Corp.	669
		1,092
PHARMACEUTICALS—23.3%
5,929	Eli Lilly & Co.	5,541
5,048	Merck & Co., Inc.	551
7,766	Novo Nordisk AS ADR (Denmark)[1]	328
		6,420
TOTAL COMMON STOCKS (Cost $24,858)		27,450
TOTAL INVESTMENTS—99.5% (Cost $24,858)		27,450
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		125
TOTAL NET ASSETS—100%		$27,575

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.4%
Shares		Value
AEROSPACE & DEFENSE—2.0%
1,410	Axon Enterprise, Inc. *	$566
17,432	General Electric Co.	5,054
1,295	HEICO Corp. Class A	271
3,846	Lockheed Martin Corp.	1,992
2,386	Northrop Grumman Corp.	1,383
		9,266
AUTOMOBILE COMPONENTS—0.0%
3,266	Aptiv PLC (Jersey)*	197
1,088	Versigent PLC *	38
		235
AUTOMOBILES—0.2%
79,463	Ford Motor Co.	960
BANKS—4.2%
105,295	Bank of America Corp.	5,629
44,890	JPMorgan Chase & Co.	14,061
		19,690
BEVERAGES—0.2%
14,248	Monster Beverage Corp. *	1,098
BIOTECHNOLOGY—1.8%
20,687	AbbVie, Inc.	4,372
1,707	Alnylam Pharmaceuticals, Inc. *	528
6,045	Amgen, Inc.	2,093
1,972	Incyte Corp. *	188
1,775	Natera, Inc. *	366
1,126	Regeneron Pharmaceuticals, Inc.	796
		8,343
BROADLINE RETAIL—6.9%
111,973	Amazon.com, Inc. *	29,680
9,770	eBay, Inc.	1,011
983	MercadoLibre, Inc. (Brazil)*	1,762
		32,453
BUILDING PRODUCTS—0.4%
2,090	Builders FirstSource, Inc. *	165
462	Lennox International, Inc.	247
3,402	Trane Technologies PLC	1,676
		2,088
CAPITAL MARKETS—3.2%
13,023	Blackstone, Inc.	1,635
1,626	Cboe Global Markets, Inc.	488
30,771	Charles Schwab Corp.	2,820
5,546	CME Group, Inc.	1,596
21,122	Morgan Stanley	4,026
1,405	MSCI, Inc.	831
8,461	Nasdaq, Inc.	778
6,399	S&P Global, Inc.	2,759
1,714	Tradeweb Markets, Inc. Class A	194
		15,127
CHEMICALS—0.3%
11,164	Corteva, Inc.	904
13,689	DuPont de Nemours, Inc.	625
		1,529

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—4.9%
35,308	Arista Networks, Inc. *	$6,098
3,968	Ciena Corp. *	2,093
137,839	Cisco Systems, Inc.	12,612
4,953	Motorola Solutions, Inc.	2,175
		22,978
CONSTRUCTION & ENGINEERING—0.3%
2,262	Quanta Services, Inc.	1,646
CONSUMER FINANCE—0.8%
9,244	American Express Co.	2,986
22,266	SoFi Technologies, Inc. *	359
6,120	Synchrony Financial	466
		3,811
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.8%
7,909	Costco Wholesale Corp.	8,024
3,946	Dollar General Corp.	457
		8,481
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
106,969	Verizon Communications, Inc.	5,138
ELECTRIC UTILITIES—1.2%
11,374	Constellation Energy Corp.	3,560
12,563	Edison International	873
69,801	PG&E Corp.	1,160
		5,593
ELECTRICAL EQUIPMENT—2.1%
5,927	Eaton Corp. PLC	2,567
19,035	Emerson Electric Co.	2,673
4,167	GE Vernova, Inc.	4,515
		9,755
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
5,428	Keysight Technologies, Inc. *	1,899
ENERGY EQUIPMENT & SERVICES—0.3%
24,254	SLB Ltd.	1,380
ENTERTAINMENT—4.4%
154,103	Netflix, Inc. *	14,426
5,808	Spotify Technology SA *	2,593
37,227	Walt Disney Co.	3,862
		20,881
FINANCIAL SERVICES—1.4%
13,510	Mastercard, Inc. Class A	6,794
FOOD PRODUCTS—0.4%
10,556	General Mills, Inc.	373
25,030	Mondelez International, Inc. Class A	1,538
		1,911
GROUND TRANSPORTATION—0.3%
29,139	CSX Corp.	1,324
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
22,510	Boston Scientific Corp. *	1,297
7,528	Edwards Lifesciences Corp. *	629
5,457	GE HealthCare Technologies, Inc.	332

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
895	Insulet Corp. *	$154
4,502	Intuitive Surgical, Inc. *	2,060
1,793	ResMed, Inc.	383
1,264	STERIS PLC	274
4,224	Stryker Corp.	1,331
		6,460
HOTELS, RESTAURANTS & LEISURE—2.0%
8,537	Airbnb, Inc. Class A*	1,198
18,801	Booking Holdings, Inc.	3,165
11,714	DraftKings, Inc. Class A*	273
2,837	Expedia Group, Inc.	705
4,239	Hilton Worldwide Holdings, Inc.	1,374
4,078	Marriott International, Inc. Class A	1,475
4,935	Royal Caribbean Cruises Ltd.	1,302
		9,492
HOUSEHOLD DURABLES—0.3%
4,844	DR Horton, Inc.	745
3,554	PulteGroup, Inc.	435
		1,180
HOUSEHOLD PRODUCTS—1.9%
15,640	Colgate-Palmolive Co.	1,335
6,266	Kimberly-Clark Corp.	617
46,000	Procter & Gamble Co.	6,766
		8,718
INDUSTRIAL CONGLOMERATES—0.7%
8,029	3M Co.	1,176
10,141	Honeywell International, Inc.	2,174
		3,350
INDUSTRIAL REITS—0.9%
28,789	Prologis, Inc.	4,089
INSURANCE—2.1%
3,420	Aon PLC Class A	1,066
5,654	Arch Capital Group Ltd. *	534
4,881	Brown & Brown, Inc.	294
2,459	Cincinnati Financial Corp.	402
4,338	Hartford Insurance Group, Inc.	593
2,688	Loews Corp.	303
201	Markel Group, Inc. *	356
8,594	Marsh & McLennan Cos., Inc.	1,441
9,196	MetLife, Inc.	737
3,776	Principal Financial Group, Inc.	381
9,631	Progressive Corp.	1,939
6,049	Prudential Financial, Inc.	593
2,136	Ryan Specialty Holdings, Inc.	74
3,512	Travelers Cos., Inc.	1,072
		9,785
INTERACTIVE MEDIA & SERVICES—10.8%
72,810	Alphabet, Inc. Class A	28,017
34,793	Meta Platforms, Inc. Class A	21,290
29,335	Pinterest, Inc. Class A*	577
5,548	Reddit, Inc. Class A*	817
		50,701
LIFE SCIENCES TOOLS & SERVICES—0.1%
2,828	IQVIA Holdings, Inc. *	448

COMMON STOCKS—Continued
Shares		Value
MACHINERY—2.4%
6,734	Caterpillar, Inc.	$5,994
2,243	Cummins, Inc.	1,505
3,665	Deere & Co.	2,162
2,013	Parker-Hannifin Corp.	1,831
		11,492
MEDIA—0.1%
17,758	Trade Desk, Inc. Class A*	419
METALS & MINING—1.0%
51,353	Freeport-McMoRan, Inc.	2,967
8,321	Nucor Corp.	1,875
		4,842
MULTI-UTILITIES—0.8%
12,655	Consolidated Edison, Inc.	1,411
22,422	Sempra	2,133
		3,544
OIL, GAS & CONSUMABLE FUELS—3.1%
49,351	Chevron Corp.	9,540
20,274	Occidental Petroleum Corp.	1,228
15,442	ONEOK, Inc.	1,428
737	Texas Pacific Land Corp.	327
7,490	Valero Energy Corp.	1,892
		14,415
PASSENGER AIRLINES—0.2%
10,538	Delta Air Lines, Inc.	717
PHARMACEUTICALS—4.5%
10,264	Eli Lilly & Co.	9,593
27,318	Johnson & Johnson	6,279
27,585	Merck & Co., Inc.	3,012
66,301	Pfizer, Inc.	1,770
5,311	Zoetis, Inc.	610
		21,264
PROFESSIONAL SERVICES—0.9%
16,106	Automatic Data Processing, Inc.	3,414
2,078	Equifax, Inc.	361
4,125	Jacobs Solutions, Inc.	534
		4,309
RESIDENTIAL REITS—0.3%
11,120	Equity Residential	727
18,771	Invitation Homes, Inc.	540
		1,267
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.5%
5,136	Credo Technology Group Holding Ltd. *	894
4,400	KLA Corp.	7,702
21,145	Lam Research Corp.	5,452
29,502	Marvell Technology, Inc.	4,872
121,766	NVIDIA Corp.	24,301
4,167	Teradyne, Inc.	1,431
		44,652
SOFTWARE—9.7%
7,961	Autodesk, Inc. *	1,887
9,194	Cadence Design Systems, Inc. *	3,030
11,595	Intuit, Inc.	4,505

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
55,465	Microsoft Corp.	$22,617
35,375	Salesforce, Inc.	6,245
38,811	ServiceNow, Inc. *	3,427
6,723	Synopsys, Inc. *	3,244
8,268	Trimble, Inc. *	557
		45,512
SPECIALIZED REITS—0.4%
10,353	Digital Realty Trust, Inc.	2,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.4%
87,028	Apple, Inc.	23,615
42,665	Hewlett Packard Enterprise Co.	1,228
32,223	HP, Inc.	672
		25,515
TEXTILES, APPAREL & LUXURY GOODS—0.3%
2,738	Amer Sports, Inc. (Finland)*	96
2,121	Lululemon Athletica, Inc. *	292
23,805	NIKE, Inc. Class B	1,056
		1,444
TOBACCO—1.6%
32,080	Altria Group, Inc.	2,331
30,845	Philip Morris International, Inc.	5,091
		7,422

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.4%
934	United Rentals, Inc.	$896
799	WW Grainger, Inc.	928
		1,824
TOTAL COMMON STOCKS (Cost $351,877)		467,321

EXCHANGE-TRADED FUNDS—0.6%

CAPITAL MARKETS—0.6%
29,551	State Street Materials Select Sector SPDR ETF	1,521
23,883	State Street Utilities Select Sector SPDR ETF	1,119
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,687)		2,640
TOTAL INVESTMENTS—100.0% (Cost $354,564)		469,961
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		34
TOTAL NET ASSETS—100%		$469,995

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.9%
Shares		Value
AUTOMOBILE COMPONENTS—0.3%
20,607	Adient PLC *	$434
BANKS—8.5%
43,138	Atlantic Union Bankshares Corp.	1,624
40,179	Banc of California, Inc.	752
2,677	Bank First Corp.	389
11,739	Bank of Hawaii Corp.	933
10,234	Banner Corp.	685
24,114	First Busey Corp.	632
2,344	First Business Financial Services, Inc.	132
28,898	First Financial Bancorp	875
17,083	First Merchants Corp.	691
25,605	Hancock Whitney Corp.	1,728
13,117	Hilltop Holdings, Inc.	494
14,604	Independent Bank Corp.	1,139
16,212	International Bancshares Corp.	1,163
4,777	Mercantile Bank Corp.	245
16,780	OceanFirst Financial Corp.	320
8,730	Origin Bancorp, Inc.	409
10,688	Peoples Bancorp, Inc.	368
23,110	Towne Bank	822
		13,401
BEVERAGES—0.6%
4,081	Boston Beer Co., Inc. Class A*	967
BIOTECHNOLOGY—9.3%
35,310	Abeona Therapeutics, Inc. *	193
43,269	Agios Pharmaceuticals, Inc. *	1,212
18,286	Entrada Therapeutics, Inc. *	247
55,872	Kura Oncology, Inc. *	493
34,157	Kymera Therapeutics, Inc. *	2,769
88,226	Myriad Genetics, Inc. *	419
48,790	REGENXBIO, Inc. *	438
30,540	Rhythm Pharmaceuticals, Inc. *	2,485
80,577	Sarepta Therapeutics, Inc. *	1,682
37,629	Twist Bioscience Corp. *	2,199
83,707	Ultragenyx Pharmaceutical, Inc. *	2,067
52,295	Vanda Pharmaceuticals, Inc. *	371
		14,575
BUILDING PRODUCTS—2.2%
4,843	American Woodmark Corp. *	212
76,980	Masterbrand, Inc. *	691
61,029	Resideo Technologies, Inc. *	2,525
		3,428
CAPITAL MARKETS—3.2%
25,124	Moelis & Co. Class A	1,636
23,339	Piper Sandler Cos.	2,035
27,359	Virtu Financial, Inc. Class A	1,359
		5,030
CHEMICALS—4.5%
96,883	Chemours Co.	2,611
16,053	HB Fuller Co.	971
14,401	Koppers Holdings, Inc.	588
25,322	Sensient Technologies Corp.	2,878
		7,048
COMMERCIAL SERVICES & SUPPLIES—2.3%
5,832	Cimpress PLC (Ireland)*	516

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
51,827	GEO Group, Inc. *	$959
21,937	HNI Corp.	801
17,897	Interface, Inc.	499
20,933	MillerKnoll, Inc.	337
32,776	Pitney Bowes, Inc.	507
		3,619
COMMUNICATIONS EQUIPMENT—1.9%
10,218	Calix, Inc. *	445
26,796	Extreme Networks, Inc. *	592
13,193	NetScout Systems, Inc. *	445
22,353	Viasat, Inc. *	1,473
		2,955
CONSTRUCTION & ENGINEERING—1.2%
13,468	Granite Construction, Inc.	1,846
CONSUMER FINANCE—1.3%
14,308	Bread Financial Holdings, Inc.	1,213
6,764	Encore Capital Group, Inc. *	560
5,029	LendingTree, Inc. *	249
10,658	Oportun Financial Corp. *	65
		2,087
DIVERSIFIED CONSUMER SERVICES—2.2%
7,100	American Public Education, Inc. *	413
27,342	Coursera, Inc. *	163
9,949	Grand Canyon Education, Inc. *	1,682
42,612	Laureate Education, Inc. *	1,282
		3,540
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
5,944	Bandwidth, Inc. Class A*	219
38,299	Iridium Communications, Inc.	1,496
		1,715
ELECTRIC UTILITIES—0.2%
26,153	Hawaiian Electric Industries, Inc. *	394
ELECTRICAL EQUIPMENT—1.3%
7,208	Powell Industries, Inc.	1,999
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
22,332	Arlo Technologies, Inc. *	314
33,576	Avnet, Inc.	2,770
10,873	Daktronics, Inc. *	214
10,277	Itron, Inc. *	861
10,557	ScanSource, Inc. *	434
24,383	Vishay Intertechnology, Inc.	707
		5,300
ENERGY EQUIPMENT & SERVICES—3.2%
52,058	Archrock, Inc.	2,017
14,605	Kodiak Gas Services, Inc.	990
29,862	Oceaneering International, Inc. *	1,121
17,683	Seadrill Ltd. (Norway)*	879
		5,007
ENTERTAINMENT—0.0%
16,287	Playtika Holding Corp.	59

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—2.7%
133,951	Marqeta, Inc. Class A*	$581
4,844	Merchants Bancorp	226
42,401	Radian Group, Inc.	1,519
53,743	Remitly Global, Inc. *	1,177
59,155	UWM Holdings Corp.	209
10,421	Walker & Dunlop, Inc.	525
		4,237
GAS UTILITIES—0.3%
3,643	Chesapeake Utilities Corp.	459
GROUND TRANSPORTATION—0.7%
6,524	ArcBest Corp.	832
38,802	Hertz Global Holdings, Inc. *	247
		1,079
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
41,802	AtriCure, Inc. *	1,175
26,165	Bioventus, Inc. Class A*	258
21,686	CONMED Corp.	795
13,710	Kestra Medical Technologies Ltd. *	284
12,275	Omnicell, Inc. *	509
		3,021
HEALTH CARE PROVIDERS & SERVICES—1.1%
45,661	Aveanna Healthcare Holdings, Inc. *	298
25,771	Castle Biosciences, Inc. *	631
32,059	Privia Health Group, Inc. *	797
		1,726
HEALTH CARE TECHNOLOGY—0.4%
43,300	Evolent Health, Inc. Class A*	162
70,403	GoodRx Holdings, Inc. Class A*	166
15,713	Health Catalyst, Inc. *	20
15,715	Schrodinger, Inc. *	188
4,627	Simulations Plus, Inc. *	66
		602
HOTEL & RESORT REITS—1.4%
158,649	Apple Hospitality REIT, Inc.	2,137
HOTELS, RESTAURANTS & LEISURE—1.8%
18,480	First Watch Restaurant Group, Inc. *	243
59,476	Genius Sports Ltd. (United Kingdom)*	259
75,148	Global Business Travel Group I *	440
108,755	Sabre Corp. *	199
27,096	Travel & Leisure Co.	1,752
		2,893
HOUSEHOLD DURABLES—0.5%
12,700	Beazer Homes USA, Inc. *	274
9,984	LGI Homes, Inc. *	489
		763
HOUSEHOLD PRODUCTS—0.4%
35,343	Energizer Holdings, Inc.	692
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.4%
12,213	Clearway Energy, Inc. Class C	493
14,004	XPLR Infrastructure LP *	145
		638

COMMON STOCKS—Continued
Shares		Value
INSURANCE—2.6%
2,538	American Integrity Insurance Group, Inc.	$50
29,632	Baldwin Insurance Group, Inc. *	673
29,106	CNO Financial Group, Inc.	1,294
7,047	F&G Annuities & Life, Inc.	202
118,907	Genworth Financial, Inc. *	1,045
22,840	Kemper Corp.	769
		4,033
INTERACTIVE MEDIA & SERVICES—1.3%
18,770	Cargurus, Inc. *	685
28,323	Taboola.com Ltd. (Israel)*	107
66,332	TripAdvisor, Inc. *	738
10,212	Ziff Davis, Inc. *	467
16,201	ZipRecruiter, Inc. Class A*	47
		2,044
IT SERVICES—0.5%
11,887	Globant SA *	490
16,486	Grid Dynamics Holdings, Inc. *	94
10,807	Hackett Group, Inc.	139
13,125	Information Services Group, Inc.	54
		777
LEISURE PRODUCTS—1.6%
95,325	Callaway Golf Co. *	1,458
25,763	YETI Holdings, Inc. *	1,017
		2,475
MACHINERY—0.4%
3,235	Hyster-Yale, Inc.	128
9,859	Worthington Enterprises, Inc.	535
		663
MEDIA—1.0%
13,773	AMC Global Media, Inc. *	117
31,795	DoubleVerify Holdings, Inc. *	351
18,724	John Wiley & Sons, Inc. Class A	766
33,017	Magnite, Inc. *	423
		1,657
METALS & MINING—1.0%
25,218	Ryerson Holding Corp.	699
24,583	Worthington Steel, Inc.	944
		1,643
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.7%
134,388	Arbor Realty Trust, Inc.	1,062
MULTI-UTILITIES—1.0%
11,876	Black Hills Corp.	894
9,925	Northwestern Energy Group, Inc.	718
		1,612
OIL, GAS & CONSUMABLE FUELS—3.3%
390,574	Kosmos Energy Ltd. (Ghana)*	1,203
111,840	Magnolia Oil & Gas Corp. Class A	3,382
23,683	World Kinect Corp.	639
		5,224
PAPER & FOREST PRODUCTS—0.3%
10,860	Sylvamo Corp.	464

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—1.1%
4,186	Allegiant Travel Co. *	$317
9,372	Copa Holdings SA Class A (Panama)	1,084
81,270	JetBlue Airways Corp. *	378
		1,779
PHARMACEUTICALS—4.1%
23,380	Collegium Pharmaceutical, Inc. *	789
13,994	LENZ Therapeutics, Inc. *	126
230,183	Organon & Co.	3,050
11,782	Phibro Animal Health Corp. Class A	626
29,463	Tarsus Pharmaceuticals, Inc. *	1,874
		6,465
PROFESSIONAL SERVICES—3.5%
10,083	Concentrix Corp.	240
23,131	First Advantage Corp. *	295
7,617	Huron Consulting Group, Inc. *	995
7,560	Innodata, Inc. *	319
19,810	Insperity, Inc.	705
7,153	Kforce, Inc.	324
33,789	Legalzoom.com, Inc. *	218
19,123	ManpowerGroup, Inc.	579
46,254	Robert Half, Inc.	1,231
5,865	TaskUS, Inc. Class A (Philippines)	38
61,663	Upwork, Inc. *	638
		5,582
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
149,182	Compass, Inc. Class A*	1,129
33,652	eXp World Holdings, Inc.	210
6,091	RE/MAX Holdings, Inc. Class A*	65
		1,404
RESIDENTIAL REITS—0.5%
12,658	Centerspace	864
RETAIL REITS—3.1%
55,997	InvenTrust Properties Corp.	1,799
78,406	Phillips Edison & Co., Inc.	3,149
		4,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
16,668	Semtech Corp. *	1,751
4,525	Silicon Laboratories, Inc. *	985
7,050	Synaptics, Inc. *	660
		3,396
SOFTWARE—5.3%
17,772	Alkami Technology, Inc. *	280
23,863	Amplitude, Inc. Class A*	170
26,722	Asana, Inc. Class A*	169
8,378	Blackbaud, Inc. *	311
31,186	Box, Inc. Class A*	755

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
19,882	Braze, Inc. Class A*	$438
12,041	Dolby Laboratories, Inc. Class A	772
4,477	EverCommerce, Inc. *	52
21,345	JFrog Ltd. (Israel)*	991
14,854	N-able, Inc. *	77
23,826	nCino, Inc. *	416
7,574	OneSpan, Inc.	88
27,690	PagerDuty, Inc. *	184
24,731	Porch Group, Inc. *	238
9,638	Progress Software Corp. *	268
12,736	RingCentral, Inc. Class A	512
11,014	SPS Commerce, Inc. *	618
23,440	Tenable Holdings, Inc. *	490
16,239	Teradata Corp. *	428
20,897	Vertex, Inc. Class A*	259
12,997	Workiva, Inc. *	695
26,336	Yext, Inc. *	102
		8,313
SPECIALTY RETAIL—1.1%
8,650	Asbury Automotive Group, Inc. *	1,762
TEXTILES, APPAREL & LUXURY GOODS—0.8%
54,364	Levi Strauss & Co. Class A	1,211
TRADING COMPANIES & DISTRIBUTORS—1.9%
4,868	DXP Enterprises, Inc. *	831
10,899	GATX Corp.	2,135
		2,966
WATER UTILITIES—0.4%
6,199	American States Water Co.	467
2,835	Middlesex Water Co.	144
		611
TOTAL COMMON STOCKS (Cost $137,195)		152,606

EXCHANGE-TRADED FUNDS—3.1%

CAPITAL MARKETS—3.1%
18,504	Invesco S&P SmallCap Energy ETF	1,173
7,195	Invesco S&P SmallCap Financials ETF	445
32,530	Invesco S&P SmallCap Health Care ETF	1,451
17,001	Invesco S&P SmallCap Materials ETF	1,807
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,444)		4,876
TOTAL INVESTMENTS—100.0% (Cost $141,639)		157,482
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(13)
TOTAL NET ASSETS—100%		$157,469

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are considered to be affiliates because the Fund owned more than 5% of the outstanding voting shares of the company during the period November 1, 2025 through April 30, 2026. Transactions during the period in securities of these companies were as follows:

Security Name	Beginning Balance as of 11/01/2025 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 04/30/2026 (000s)
Invesco S&P SmallCap Energy ETF	$4,774	$2,576	$(7,231)	$565	$489	$31	$1,173
Invesco S&P SmallCap Financials ETF	1,722	1,111	(2,579)	101	90	13	445
Invesco S&P SmallCap Materials ETF	—	1,755	(9)	—	61	4	1,807
Invesco S&P SmallCap Utilities & Communication Services ETF	982	523	(1,499)	52	(58)	3	—
Total	$7,478	$5,965	$(11,318)	$718	$582	$51	$3,425
FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: C WorldWide Asset Management
Value and Cost in Thousands

COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—1.9%
5,720	Rheinmetall AG (Germany)	$9,102
BANKS—5.1%
20,266,700	Bank Central Asia Tbk. PT (Indonesia)	6,849
723,915	HDFC Bank Ltd. ADR (India)[1]	18,395
		25,244
BROADLINE RETAIL—6.1%
7,184	MercadoLibre, Inc. (Brazil)*	12,878
351,082	Prosus NV (China)	16,923
		29,801
BUILDING PRODUCTS—3.5%
450,535	Assa Abloy AB Class B (Sweden)[2]	17,147
CAPITAL MARKETS—3.8%
60,875	Deutsche Boerse AG (Germany)	18,690
CHEMICALS—3.2%
31,877	Linde PLC (United States)	15,975
CONSTRUCTION & ENGINEERING—2.5%
83,213	Vinci SA (France)	12,550
CONSTRUCTION MATERIALS—2.0%
44,027	Heidelberg Materials AG (Germany)	9,732
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.3%
2,480,930	Tesco PLC (United Kingdom)	16,274
ELECTRIC UTILITIES—3.7%
502,197	SSE PLC (United Kingdom)	18,048
ELECTRICAL EQUIPMENT—7.5%
235,400	Contemporary Amperex Technology Co. Ltd. Class H (China)	18,273
59,758	Schneider Electric SE (France)	18,838
		37,111
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
29,000	Keyence Corp. (Japan)	13,208
FOOD PRODUCTS—3.3%
159,405	Nestle SA (United States)	16,127
HEALTH CARE EQUIPMENT & SUPPLIES—5.0%
132,200	Hoya Corp. (Japan)	24,573
HOTELS, RESTAURANTS & LEISURE—2.5%
437,155	Compass Group PLC (United Kingdom)	12,350

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—2.8%
700,603	Sony Group Corp. (Japan)	$13,931
INDUSTRIAL CONGLOMERATES—4.3%
71,201	Siemens AG (Germany)	21,104
INSURANCE—4.1%
1,867,400	AIA Group Ltd. (Hong Kong)	20,277
PERSONAL CARE PRODUCTS—2.7%
31,278	L’Oreal SA (France)	13,438
PHARMACEUTICALS—7.4%
113,087	AstraZeneca PLC (United Kingdom)	21,463
72,391	Galderma Group AG (Switzerland)	15,176
		36,639
PROFESSIONAL SERVICES—2.9%
384,510	RELX PLC (United Kingdom)	14,033
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.7%
16,385	ASML Holding NV (Netherlands)	23,507
86,426	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	34,230
		57,737
SOFTWARE—3.2%
92,305	SAP SE (Germany)	15,763
TEXTILES, APPAREL & LUXURY GOODS—1.0%
9,533	LVMH Moet Hennessy Louis Vuitton SE (France)	5,050
TOTAL COMMON STOCKS (Cost $426,835)		473,904

Short-Term Investments—1.5%

(Cost $7,540)
7,539,580	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 3.670%)[3]	7,540
TOTAL INVESTMENTS—97.7% (Cost $434,375)		481,444
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		11,396
TOTAL NET ASSETS—100%		$492,840

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
All or a portion of this security was out on loan as of April 30, 2026.
3
Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—10.7%
5,836	BAE Systems PLC (United Kingdom)	$162
3,410	CAE, Inc. (Canada)*	89
2,736	Leonardo SpA (Italy)	170
11,924	Melrose Industries PLC (United Kingdom)	78
275	MTU Aero Engines AG (Germany)	94
473	Safran SA (France)	152
		745
AUTOMOBILE COMPONENTS—2.2%
446	Aumovio SE (Germany)*	20
891	Continental AG (Germany)*	67
5,500	Denso Corp. (Japan)	66
		153
AUTOMOBILES—1.0%
5,500	BYD Co. Ltd. Class H (China)	72
BANKS—15.8%
14,784	Banco Bradesco SA ADR (Brazil)[1]	57
35,019	Barclays PLC (United Kingdom)	206
3,300	DBS Group Holdings Ltd. (Singapore)	152
3,773	DNB Bank ASA (Norway)	114
1,838	Erste Group Bank AG (Austria)	203
1,793	Grupo Cibest SA ADR (Colombia)[1]	122
9,900	Grupo Financiero Banorte SAB de CV Class O (Mexico)	108
2,024	HDFC Bank Ltd. ADR (India)[1]	51
3,300	ICICI Bank Ltd. ADR (India)[1]	88
		1,101
BEVERAGES—2.5%
22,700	Ambev SA (Brazil)	67
2,871	Diageo PLC (United Kingdom)	57
638	Heineken NV (Netherlands)	50
		174
CAPITAL MARKETS—1.2%
1,012	Julius Baer Group Ltd. (Switzerland)	83
CHEMICALS—4.1%
2,200	Nippon Sanso Holdings Corp. (Japan)	78
1,463	Sociedad Quimica y Minera de Chile SA ADR (Chile)*,1	135
1,067	Syensqo SA (Belgium)	70
		283
ELECTRICAL EQUIPMENT—3.3%
1,540	Prysmian SpA (Italy)	231
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.9%
1,233	Halma PLC (United Kingdom)	74
10,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	69
3,900	Murata Manufacturing Co. Ltd. (Japan)	129
		272
GROUND TRANSPORTATION—1.3%
803	Canadian National Railway Co. (Canada)	90
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
1,565	Siemens Healthineers AG (Germany)[2]	64

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—5.1%
1,353	Amadeus IT Group SA (Spain)	$78
3,630	Carnival Corp. (United States)	96
8,052	Entain PLC (United Kingdom)	60
36,000	TravelSky Technology Ltd. Class H (China)	44
1,550	Yum China Holdings, Inc. (China)	75
		353
INDUSTRIAL CONGLOMERATES—2.0%
4,400	Hitachi Ltd. (Japan)	137
INSURANCE—1.6%
12,000	China Life Insurance Co. Ltd. Class H (China)	44
187	Everest Group Ltd. (United States)	67
		111
INTERACTIVE MEDIA & SERVICES—1.1%
636	Baidu, Inc. ADR (China)*,1	80
IT SERVICES—0.9%
517	Capgemini SE (France)	63
LIFE SCIENCES TOOLS & SERVICES—3.5%
1,100	Eurofins Scientific SE (France)	76
552	ICON PLC (United States)*	66
165	Lonza Group AG (Switzerland)	101
		243
METALS & MINING—3.3%
11,869	Norsk Hydro ASA (Norway)	131
979	Rio Tinto PLC ADR (Australia)[1]	98
		229
OIL, GAS & CONSUMABLE FUELS—5.0%
2,849	Equinor ASA ADR (Norway)[1]	116
4,726	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	104
2,783	Shell PLC (United States)	126
		346
PHARMACEUTICALS—3.4%
473	Merck KGaA (Germany)	61
627	Novartis AG ADR (United States)[1]	93
198	Roche Holding AG (United States)	80
		234
PROFESSIONAL SERVICES—2.4%
1,232	Intertek Group PLC (United Kingdom)	80
2,332	RELX PLC (United Kingdom)	85
		165
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—17.3%
16,000	ASE Technology Holding Co. Ltd. (Taiwan)	241
165	ASML Holding NV (Netherlands)	237
2,000	MediaTek, Inc. (Taiwan)	165
9,900	SUMCO Corp. (Japan)	157
6,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	404
		1,204
SOFTWARE—0.8%
517	Check Point Software Technologies Ltd. (Israel)*	58

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.0%
1,867	Samsung Electronics Co. Ltd. (South Korea)	$278
TOTAL COMMON STOCKS (Cost $5,370)		6,769
TOTAL INVESTMENTS—97.3% (Cost $5,370)		6,769
CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		187
TOTAL NET ASSETS—100%		$6,956

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $64 or 1% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Disciplined Alpha LLC
Value and Cost in Thousands

COMMON STOCKS—124.4%
Shares		Value
AEROSPACE & DEFENSE—1.7%
846	ATI, Inc. *,1	$131
306	Carpenter Technology Corp. [1]	131
		262
AIR FREIGHT & LOGISTICS—1.4%
567	CH Robinson Worldwide, Inc. [1]	103
270	FedEx Corp. [1]	109
		212
BIOTECHNOLOGY—5.6%
335	Amgen, Inc. [1]	116
558	Biogen, Inc. *,1	106
1,977	BioMarin Pharmaceutical, Inc. *,1	107
2,080	Exelixis, Inc. *,1	92
900	Gilead Sciences, Inc. [1]	118
1,427	Halozyme Therapeutics, Inc. *,1	91
5,147	Sarepta Therapeutics, Inc. *	107
212	United Therapeutics Corp. *,1	121
		858
BROADLINE RETAIL—2.5%
174	Dillard’s, Inc. Class A1	99
1,653	eBay, Inc. [1]	171
1,906	Etsy, Inc. *,1	123
		393
CAPITAL MARKETS—0.7%
463	FactSet Research Systems, Inc. [1]	105
CHEMICALS—5.4%
562	Albemarle Corp.	110
874	CF Industries Holdings, Inc.	109
1,436	Corteva, Inc. [1]	116
2,709	Dow, Inc.	110
2,482	Element Solutions, Inc.	106
10,008	Olin Corp.	285
		836
COMMUNICATIONS EQUIPMENT—2.9%
798	Arista Networks, Inc. *,1	138
314	Ciena Corp. *	166
162	Lumentum Holdings, Inc. *	146
		450
CONSUMER STAPLES DISTRIBUTION & RETAIL—5.4%
314	Casey’s General Stores, Inc. [1]	258
980	Target Corp. [1]	127
2,455	U.S. Foods Holding Corp. *,1	230
1,694	Walmart, Inc. [1]	223
		838
DIVERSIFIED CONSUMER SERVICES—0.8%
702	Grand Canyon Education, Inc. *,1	119
DIVERSIFIED TELECOMMUNICATION SERVICES—2.8%
8,435	Iridium Communications, Inc. [1]	329
2,142	Verizon Communications, Inc. [1]	103
		432

COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—1.4%
1,109	NextEra Energy, Inc. [1]	$109
2,241	OGE Energy Corp. [1]	109
		218
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.9%
948	Amphenol Corp. Class A1	140
574	Arrow Electronics, Inc. *	108
1,361	Avnet, Inc.	112
2,013	Cognex Corp.	112
396	Coherent Corp. *	126
801	Corning, Inc. [1]	131
1,636	Flex Ltd. *	150
323	Jabil, Inc.	109
319	Keysight Technologies, Inc. *,1	112
477	TD SYNNEX Corp.	109
		1,209
ENERGY EQUIPMENT & SERVICES—2.5%
3,128	Halliburton Co.	132
3,262	TechnipFMC PLC (United Kingdom)[1]	247
		379
ENTERTAINMENT—5.9%
428	Electronic Arts, Inc. [1]	87
379	Madison Square Garden Sports Corp. *,1	130
1,133	Roku, Inc. *,1	132
20,639	Warner Bros Discovery, Inc. *,1	558
		907
GAS UTILITIES—1.4%
575	Atmos Energy Corp. [1]	109
4,867	MDU Resources Group, Inc. [1]	110
		219
GROUND TRANSPORTATION—3.6%
2,385	CSX Corp. [1]	108
465	JB Hunt Transport Services, Inc. [1]	117
1,682	Knight-Swift Transportation Holdings, Inc.	109
433	Ryder System, Inc. [1]	110
518	XPO, Inc. *,1	114
		558
HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
555	Align Technology, Inc. *,1	98
4,563	Envista Holdings Corp. *,1	118
1,408	Globus Medical, Inc. Class A*,1	127
532	ResMed, Inc. [1]	114
		457
HEALTH CARE PROVIDERS & SERVICES—5.0%
524	Cardinal Health, Inc. [1]	101
342	Cencora, Inc. [1]	105
758	DaVita, Inc. *,1	118
285	HCA Healthcare, Inc. [1]	124
128	McKesson Corp. [1]	105
635	Quest Diagnostics, Inc. [1]	123
571	Tenet Healthcare Corp. *,1	101
		777

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—4.0%
534	Hilton Worldwide Holdings, Inc. [1]	$173
478	Marriott International, Inc. Class A1	173
1,345	Travel & Leisure Co. [1]	87
2,146	Viking Holdings Ltd. *,1	176
		609
INTERACTIVE MEDIA & SERVICES—2.0%
15,673	Pinterest, Inc. Class A*,1	308
IT SERVICES—0.7%
9,241	DXC Technology Co. *,1	105
LIFE SCIENCES TOOLS & SERVICES—2.7%
6,891	10X Genomics, Inc. Class A*	152
612	Charles River Laboratories International, Inc. *	102
1,224	Illumina, Inc. *,1	155
		409
MEDIA—2.5%
1,297	New York Times Co. Class A1	103
10,371	Sirius XM Holdings, Inc. [1]	279
		382
METALS & MINING—15.8%
3,574	Alcoa Corp.	228
43,022	Americas Gold & Silver Corp. (Canada)*	246
3,638	Anglogold Ashanti PLC (United Kingdom)	341
37,134	Avino Silver & Gold Mines Ltd. (Canada)*	239
6,015	First Majestic Silver Corp. (Canada)	119
5,579	Freeport-McMoRan, Inc. [1]	322
3,222	Newmont Corp. [1]	358
481	Nucor Corp. [1]	109
459	Royal Gold, Inc.	107
1,381	Southern Copper Corp. (Peru)	237
538	Steel Dynamics, Inc. [1]	123
		2,429
MULTI-UTILITIES—3.3%
2,451	CenterPoint Energy, Inc. [1]	107
1,533	CMS Energy Corp. [1]	118
1,051	Consolidated Edison, Inc. [1]	117
3,450	NiSource, Inc. [1]	166
		508
OIL, GAS & CONSUMABLE FUELS—8.5%
4,721	APA Corp.	192
1,308	Exxon Mobil Corp. [1]	202
688	Marathon Petroleum Corp.	171
1,895	Ovintiv, Inc.	117
13,756	Permian Resources Corp. Class A	297
625	Phillips 66	112

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
876	Valero Energy Corp. [1]	$221
		1,312
PASSENGER AIRLINES—0.7%
1,530	Delta Air Lines, Inc. [1]	104
PHARMACEUTICALS—5.6%
2,001	Bristol-Myers Squibb Co. [1]	121
5,630	Elanco Animal Health, Inc. *,1	126
635	Jazz Pharmaceuticals PLC *,1	129
1,015	Johnson & Johnson [1]	233
4,035	Pfizer, Inc. [1]	108
2,935	Royalty Pharma PLC Class A1	147
		864
SOFTWARE—6.2%
12,554	Dropbox, Inc. Class A*,1	305
3,328	RingCentral, Inc. Class A1	134
3,706	Teradata Corp. *,1	97
10,278	UiPath, Inc. Class A*,1	106
11,837	Unity Software, Inc. *,1	313
		955
SPECIALTY RETAIL—9.3%
16,267	Bath & Body Works, Inc.	316
10,645	Chewy, Inc. Class A*,1	271
528	Five Below, Inc. *,1	124
12,554	Gap, Inc. [1]	309
742	Ross Stores, Inc. [1]	169
758	TJX Cos., Inc. [1]	119
640	Williams-Sonoma, Inc. [1]	116
		1,424
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.3%
686	Dell Technologies, Inc. Class C1	143
99	Sandisk Corp. *,1	108
250	Western Digital Corp. [1]	109
		360
WIRELESS TELECOMMUNICATION SERVICES—0.9%
1,671	Millicom International Cellular SA (Sweden)	142
TOTAL COMMON STOCKS (Cost $16,045)		19,140
TOTAL INVESTMENTS—124.4% (Cost $16,045)		19,140
CASH AND OTHER ASSETS, LESS LIABILITIES—(24.4)%		(3,758)
TOTAL NET ASSETS—100%		$15,382

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

INVESTMENTS SOLD SHORT
Value and Cost in Thousands

COMMON STOCKS—(68.7)%
Shares		Value
BIOTECHNOLOGY—(3.8)%
(961)	Alnylam Pharmaceuticals, Inc. *	$(297)
(2,132)	Insmed, Inc. *	(291)
(588)
BROADLINE RETAIL—(1.9)%
(3,352)	Ollie’s Bargain Outlet Holdings, Inc. *	(290)
CONSUMER STAPLES DISTRIBUTION & RETAIL—(1.8)%
(3,436)	Sprouts Farmers Market, Inc. *	(281)
DIVERSIFIED TELECOMMUNICATION SERVICES—(5.0)%
(4,097)	AST SpaceMobile, Inc. *	(303)
(39,620)	Liberty Global Ltd. Class A*	(459)
(762)
ELECTRIC UTILITIES—(2.0)%
(960)	Constellation Energy Corp.	(300)
ENTERTAINMENT—(2.8)%
(4,055)	ROBLOX Corp. Class A*	(224)
(472)	Spotify Technology SA *	(211)
(435)
HEALTH CARE EQUIPMENT & SUPPLIES—(7.7)%
(5,085)	Boston Scientific Corp. *	(293)
(24,861)	Dentsply Sirona, Inc.	(292)
(5,429)	Inspire Medical Systems, Inc. *	(305)
(1,726)	Insulet Corp. *	(297)
(1,187)
HOTELS, RESTAURANTS & LEISURE—(5.7)%
(1,712)	DoorDash, Inc. Class A*	(289)
(4,454)	Planet Fitness, Inc. Class A*	(297)
(1,123)	Royal Caribbean Cruises Ltd.	(296)
(882)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—(1.4)%
(1,388)	Vistra Corp.	(219)
INTERACTIVE MEDIA & SERVICES—(1.4)%
(338)	Meta Platforms, Inc. Class A	(207)

COMMON STOCKS—Continued
Shares		Value
MEDIA—(3.3)%
(1,757)	Charter Communications, Inc. Class A*	$(290)
(9,299)	Trade Desk, Inc. Class A*	(220)
(510)
METALS & MINING—(1.7)%
(3,938)	MP Materials Corp. *	(260)
PASSENGER AIRLINES—(3.1)%
(40,354)	American Airlines Group, Inc. *	(473)
PHARMACEUTICALS—(2.0)%
(335)	Eli Lilly & Co.	(313)
SOFTWARE—(19.8)%
(1,185)	Adobe, Inc. *	(292)
(4,096)	Atlassian Corp. Class A*	(281)
(213)	Fair Isaac Corp. *	(218)
(10,536)	Gitlab, Inc. Class A*	(233)
(1,276)	HubSpot, Inc. *	(283)
(525)	Microsoft Corp.	(214)
(1,385)	Oracle Corp.	(223)
(31,324)	SentinelOne, Inc. Class A*	(444)
(601)	Synopsys, Inc. *	(290)
(2,374)	Workday, Inc. Class A*	(291)
(2,131)	Zscaler, Inc. *	(278)
(3,047)
SPECIALTY RETAIL—(3.3)%
(5,968)	Floor & Decor Holdings, Inc. Class A*	(289)
(1,660)	RH *	(219)
(508)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—(2.0)%
(10,953)	Super Micro Computer, Inc. *	(300)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $11,849)		(10,562)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS $11,849)		$(10,562)

PURCHASED OPTIONS
PUT PURCHASED OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000s)	Cost (000s)	Value (000s)
ProShares UltraPro QQQ	$40.00	06/18/2026	400	$2,542	$193	$24

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
As of April 30, 2026, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $13,816.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—3.2%
7,529	Axon Enterprise, Inc. *	$3,025
82,339	Boeing Co. *	18,858
28,214	General Electric Co.	8,180
3,740	TransDigm Group, Inc.	4,338
		34,401
AUTOMOBILES—1.8%
51,616	Tesla, Inc. *	19,698
BANKS—1.0%
20,576	JPMorgan Chase & Co.	6,445
325,961	NU Holdings Ltd. Class A (Brazil)*	4,720
		11,165
BEVERAGES—0.6%
77,229	Coca-Cola Co.	6,083
BIOTECHNOLOGY—1.3%
40,138	Insmed, Inc. *	5,472
6,491	Regeneron Pharmaceuticals, Inc.	4,589
8,643	Vertex Pharmaceuticals, Inc. *	3,694
		13,755
BROADLINE RETAIL—8.4%
335,504	Amazon.com, Inc. *	88,929
1,322	MercadoLibre, Inc. (Brazil)*	2,370
		91,299
CAPITAL MARKETS—0.9%
4,116	Goldman Sachs Group, Inc.	3,802
7,242	LPL Financial Holdings, Inc.	2,420
46,097	Robinhood Markets, Inc. Class A*	3,360
		9,582
COMMUNICATIONS EQUIPMENT—1.0%
61,335	Arista Networks, Inc. *	10,593
CONSTRUCTION & ENGINEERING—1.1%
6,286	Comfort Systems USA, Inc.	11,568
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.3%
9,578	Costco Wholesale Corp.	9,717
120,128	Walmart, Inc.	15,849
		25,566
ELECTRIC UTILITIES—1.4%
49,117	Constellation Energy Corp.	15,374
ELECTRICAL EQUIPMENT—0.8%
7,648	GE Vernova, Inc.	8,286
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
17,355	Amphenol Corp. Class A	2,556
ENTERTAINMENT—3.4%
301,672	Netflix, Inc. *	28,239
13,734	Spotify Technology SA *	6,133
25,365	Walt Disney Co.	2,632
		37,004

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—3.3%
57,034	Mastercard, Inc. Class A	$28,684
106,148	Toast, Inc. Class A*	3,027
13,326	Visa, Inc. Class A	4,395
		36,106
GROUND TRANSPORTATION—0.2%
33,571	Uber Technologies, Inc. *	2,505
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
31,226	Edwards Lifesciences Corp. *	2,607
5,131	Intuitive Surgical, Inc. *	2,348
		4,955
HOTELS, RESTAURANTS & LEISURE—2.0%
20,117	Airbnb, Inc. Class A*	2,824
57,870	Hilton Worldwide Holdings, Inc.	18,754
		21,578
INTERACTIVE MEDIA & SERVICES—11.9%
232,950	Alphabet, Inc. Class A	89,639
65,263	Meta Platforms, Inc. Class A	39,935
		129,574
IT SERVICES—2.6%
44,541	Cloudflare, Inc. Class A*	9,130
108,655	Shopify, Inc. Class A (Canada)*	13,161
46,158	Snowflake, Inc. *	6,299
		28,590
LIFE SCIENCES TOOLS & SERVICES—1.7%
41,201	Agilent Technologies, Inc.	4,761
45,913	Danaher Corp.	8,216
11,620	Thermo Fisher Scientific, Inc.	5,566
		18,543
PHARMACEUTICALS—3.5%
21,995	AstraZeneca PLC (United Kingdom)	4,121
33,020	Eli Lilly & Co.	30,861
25,979	Merck & Co., Inc.	2,836
		37,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—23.7%
36,189	Advanced Micro Devices, Inc. *	12,829
27,156	Analog Devices, Inc.	10,924
1,935	ASML Holding NV New York Registry Shares (Netherlands)	2,784
198,083	Broadcom, Inc.	82,686
1,402	KLA Corp.	2,454
24,998	Lam Research Corp.	6,446
611,067	NVIDIA Corp.	121,951
14,259	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	5,647
45,385	Texas Instruments, Inc.	12,757
		258,478
SOFTWARE—12.5%
17,067	AppLovin Corp. Class A*	7,618
59,268	Cadence Design Systems, Inc. *	19,534
38,257	Crowdstrike Holdings, Inc. Class A*	17,053
16,892	Datadog, Inc. Class A*	2,233

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
175,142	Microsoft Corp.	$71,419
17,464	Oracle Corp.	2,818
37,007	Palantir Technologies, Inc. Class A*	5,148
28,718	Palo Alto Networks, Inc. *	5,150
23,308	Salesforce, Inc.	4,115
17,687	ServiceNow, Inc. *	1,562
		136,650
SPECIALIZED REITS—0.4%
26,048	American Tower Corp.	4,759
SPECIALTY RETAIL—1.0%
329,294	Industria de Diseno Textil SA ADR (Spain)[1]	4,916
34,690	O’Reilly Automotive, Inc. *	3,448

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
17,275	TJX Cos., Inc.	$2,708
		11,072
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.5%
302,997	Apple, Inc.	82,218
TOTAL COMMON STOCKS (Cost $805,362)		1,069,776
TOTAL INVESTMENTS—98.1% (Cost $805,362)		1,069,776
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		20,550
TOTAL NET ASSETS—100%		$1,090,326

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—96.6%
Shares		Value
AEROSPACE & DEFENSE—6.9%
181	General Dynamics Corp.	$62
1,099	Hexcel Corp.	103
396	Woodward, Inc.	144
		309
AIR FREIGHT & LOGISTICS—1.7%
429	CH Robinson Worldwide, Inc.	78
BANKS—3.3%
588	East West Bancorp, Inc.	74
488	Wintrust Financial Corp.	74
		148
BUILDING PRODUCTS—2.0%
1,234	Masco Corp.	89
CAPITAL MARKETS—6.3%
355	Houlihan Lokey, Inc.	55
434	Intercontinental Exchange, Inc.	69
490	Raymond James Financial, Inc.	77
1,026	Stifel Financial Corp.	81
		282
CHEMICALS—4.8%
552	Albemarle Corp.	108
547	Eastman Chemical Co.	40
1,082	Scotts Miracle-Gro Co.	68
		216
COMMERCIAL SERVICES & SUPPLIES—1.9%
404	Republic Services, Inc.	85
CONSTRUCTION & ENGINEERING—1.9%
98	EMCOR Group, Inc.	87
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.0%
635	Sysco Corp.	47
CONTAINERS & PACKAGING—1.2%
259	Packaging Corp. of America	55
ELECTRICAL EQUIPMENT—3.5%
1,471	Sensata Technologies Holding PLC	61
301	Vertiv Holdings Co. Class A	99
		160
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.5%
471	Arrow Electronics, Inc. *	89
452	Keysight Technologies, Inc. *	158
		247
ENERGY EQUIPMENT & SERVICES—1.9%
900	Helmerich & Payne, Inc.	36
841	SLB Ltd.	48
		84
FINANCIAL SERVICES—0.8%
529	Global Payments, Inc.	38
GROUND TRANSPORTATION—1.8%
1,738	CSX Corp.	79

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—4.5%
228	Cencora, Inc.	$70
1,264	Centene Corp. *	68
250	Labcorp Holdings, Inc.	64
		202
HOTELS, RESTAURANTS & LEISURE—1.7%
377	Darden Restaurants, Inc.	76
HOUSEHOLD DURABLES—1.5%
445	DR Horton, Inc.	69
INDUSTRIAL REITS—0.7%
2,489	Americold Realty Trust, Inc.	30
INSURANCE—4.7%
190	Progressive Corp.	38
420	Reinsurance Group of America, Inc.	89
274	RenaissanceRe Holdings Ltd. (Bermuda)	84
		211
IT SERVICES—3.4%
670	Akamai Technologies, Inc. *	69
578	Twilio, Inc. Class A*	86
		155
LIFE SCIENCES TOOLS & SERVICES—4.9%
461	Agilent Technologies, Inc.	53
168	Bio-Rad Laboratories, Inc. Class A*	47
447	IQVIA Holdings, Inc. *	71
1,470	Qiagen NV	51
		222
MACHINERY—6.7%
192	Cummins, Inc.	129
385	Dover Corp.	87
218	Snap-on, Inc.	84
		300
MULTI-UTILITIES—1.7%
644	WEC Energy Group, Inc.	76
OFFICE REITS—1.0%
793	BXP, Inc.	46
OIL, GAS & CONSUMABLE FUELS—2.4%
2,087	Coterra Energy, Inc.	75
749	Murphy Oil Corp.	31
		106
PROFESSIONAL SERVICES—0.8%
234	Broadridge Financial Solutions, Inc.	36
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
723	CBRE Group, Inc. Class A*	103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.2%
213	Applied Materials, Inc.	84
942	Entegris, Inc.	133
878	Skyworks Solutions, Inc.	62
		279

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—1.8%
167	Synopsys, Inc. *	$81
SPECIALIZED REITS—1.1%
217	SBA Communications Corp.	48
SPECIALTY RETAIL—5.1%
417	Ross Stores, Inc.	95
388	TJX Cos., Inc.	61
140	Ulta Beauty, Inc. *	75
		231

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.6%
368	GATX Corp.	$72
TOTAL COMMON STOCKS (Cost $3,412)		4,347
TOTAL INVESTMENTS—96.6% (Cost $3,412)		4,347
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		154
TOTAL NET ASSETS—100%		$4,501

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—98.9%
Shares		Value
AEROSPACE & DEFENSE—3.8%
301	Huntington Ingalls Industries, Inc.	$110
2,357	StandardAero, Inc. *	58
		168
AUTOMOBILE COMPONENTS—1.4%
1,125	BorgWarner, Inc.	64
BANKS—4.6%
1,203	Bank OZK	58
587	Pinnacle Financial Partners, Inc.	58
577	Popular, Inc. (Puerto Rico)	87
		203
BUILDING PRODUCTS—1.3%
775	Masco Corp.	56
CAPITAL MARKETS—8.1%
247	FactSet Research Systems, Inc.	56
704	Intercontinental Exchange, Inc.	111
555	Raymond James Financial, Inc.	88
1,333	Stifel Financial Corp.	105
		360
CHEMICALS—5.5%
405	Albemarle Corp.	80
557	CF Industries Holdings, Inc.	69
661	Eastman Chemical Co.	48
740	Scotts Miracle-Gro Co.	47
		244
CONSTRUCTION MATERIALS—1.2%
246	Eagle Materials, Inc.	52
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
846	Sysco Corp.	63
CONTAINERS & PACKAGING—0.7%
623	Sonoco Products Co.	31
DISTRIBUTORS—1.0%
1,321	LKQ Corp.	42
ELECTRICAL EQUIPMENT—3.9%
783	Nextpower, Inc. Class A*	93
379	Regal Rexnord Corp.	82
		175
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.2%
1,154	Avnet, Inc.	95
1,975	Flex Ltd. *	181
		276
ENERGY EQUIPMENT & SERVICES—1.7%
3,607	NOV, Inc.	74
FINANCIAL SERVICES—1.4%
832	Global Payments, Inc.	60
GAS UTILITIES—1.7%
384	Atmos Energy Corp.	73

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—3.2%
1,973	CSX Corp.	$90
1,740	Schneider National, Inc. Class B	54
		144
HEALTH CARE PROVIDERS & SERVICES—4.1%
1,157	Centene Corp. *	62
225	Humana, Inc.	53
255	Labcorp Holdings, Inc.	66
		181
HEALTH CARE REITS—0.7%
783	Alexandria Real Estate Equities, Inc.	32
HOTELS, RESTAURANTS & LEISURE—4.0%
483	Darden Restaurants, Inc.	97
307	Royal Caribbean Cruises Ltd.	81
		178
HOUSEHOLD DURABLES—1.4%
412	DR Horton, Inc.	63
INSURANCE—5.1%
373	Progressive Corp.	75
374	Reinsurance Group of America, Inc.	79
242	RenaissanceRe Holdings Ltd. (Bermuda)	74
		228
IT SERVICES—1.4%
592	Akamai Technologies, Inc. *	61
LIFE SCIENCES TOOLS & SERVICES—2.5%
291	Charles River Laboratories International, Inc. *	49
380	IQVIA Holdings, Inc. *	60
		109
MACHINERY—6.9%
243	Cummins, Inc.	163
910	Flowserve Corp.	67
202	Snap-on, Inc.	78
		308
MULTI-UTILITIES—1.3%
503	WEC Energy Group, Inc.	59
OFFICE REITS—2.4%
708	BXP, Inc.	41
2,176	Vornado Realty Trust	65
		106
OIL, GAS & CONSUMABLE FUELS—3.2%
1,704	Murphy Oil Corp.	71
791	ONEOK, Inc.	73
		144
PROFESSIONAL SERVICES—2.2%
254	Broadridge Financial Solutions, Inc.	39
464	Jacobs Solutions, Inc.	60
		99

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
634	CBRE Group, Inc. Class A*	$90
RESIDENTIAL REITS—1.2%
195	Essex Property Trust, Inc.	51
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.2%
203	Applied Materials, Inc.	80
1,496	ON Semiconductor Corp. *	151
		231
SOFTWARE—2.8%
257	Synopsys, Inc. *	124
SPECIALTY RETAIL—3.7%
1,240	Bath & Body Works, Inc.	24

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
298	Ross Stores, Inc.	$68
462	TJX Cos., Inc.	72
		164
TRADING COMPANIES & DISTRIBUTORS—1.7%
392	GATX Corp.	77
TOTAL COMMON STOCKS (Cost $3,572)		4,390
TOTAL INVESTMENTS—98.9% (Cost $3,572)		4,390
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		49
TOTAL NET ASSETS—100%		$4,439

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Multi-Asset Explorer ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.8%
Shares		Value
COMMODITY FUNDS—6.4%
7,594	SPDR Gold MiniShares Trust *	$694
EQUITY FUNDS—52.4%
15,475	Franklin FTSE Japan ETF	589
1,255	Invesco KBW Bank ETF	110
2,757	Invesco Nasdaq 100 ETF	758
16,834	iShares Core MSCI Emerging Markets ETF	1,321
2,069	iShares Core S&P 500 ETF	1,494
1,245	iShares Expanded Tech-Software Sector ETF	105
2,359	iShares MSCI USA Min Vol Factor ETF	223
792	iShares Russell 2000 ETF	220
2,170	State Street Communication Services Select Sector SPDR ETF	253
986	State Street Consumer Staples Select Sector SPDR ETF	83
2,435	State Street SPDR S&P Regional Banking ETF	170
2,567	State Street Technology Select Sector SPDR ETF	409
		5,735
FIXED INCOME FUNDS—41.0%
31,368	Invesco Senior Loan ETF	645

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
FIXED INCOME FUNDS—Continued
6,269	iShares Broad USD Investment Grade Corporate Bond ETF	$321
1,421	iShares MBS ETF	135
1,010	iShares TIPS Bond ETF	113
49,762	State Street SPDR Portfolio High Yield Bond ETF	1,172
9,766	Vanguard Emerging Markets Government Bond ETF	654
11,827	Vanguard Intermediate-Term Treasury ETF	701
5,967	Vanguard Long-Term Treasury ETF	327
7,207	Vanguard Short-Term Treasury ETF	421
		4,489
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,446)		10,918
TOTAL INVESTMENTS—99.8% (Cost $10,446)		10,918
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		23
TOTAL NET ASSETS—100%		$10,941

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Osmosis Investment Management US LLC
Value and Cost in Thousands

COMMON STOCKS—98.5%
Shares		Value
AEROSPACE & DEFENSE—0.1%
1,614	Hanwha Systems Co. Ltd. (South Korea)	$128
AIR FREIGHT & LOGISTICS—0.2%
1,660	Hyundai Glovis Co. Ltd. (South Korea)	254
AUTOMOBILE COMPONENTS—0.3%
1,472	Hyundai Mobis Co. Ltd. (South Korea)	422
AUTOMOBILES—3.4%
43,527	Kia Corp. (South Korea)	4,455
BANKS—13.5%
64,161	Al Rajhi Bank (Saudi Arabia)	1,173
299,980	Banco de Chile (Chile)	56
5,024,550	Bank of China Ltd. Class H (China)	3,246
1,185,100	Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	205
71,420	BDO Unibank, Inc. (Philippines)	133
2,893,656	China Construction Bank Corp. Class H (China)	3,244
61,790	Commercial International Bank - Egypt (CIB) (Egypt)	155
1,260	Credicorp Ltd. (Peru)	408
10,802	Eurobank SA (Greece)	47
141,197	Grupo Financiero Banorte SAB de CV Class O (Mexico)	1,539
1,657	Komercni Banka AS (Czech Republic)	88
325,473	Kuwait Finance House KSCP (Kuwait)	836
538,046	Malayan Banking Bhd. (Malaysia)	1,501
31,406	National Bank of Greece SA (Greece)	495
118,431	Nedbank Group Ltd. (South Africa)	1,899
3,543	OTP Bank Nyrt (Hungary)	475
51,887	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,355
156,418	Qatar National Bank QPSC (Qatar)	745
		17,600
BEVERAGES—0.5%
55,500	Arca Continental SAB de CV (Mexico)	667
BIOTECHNOLOGY—0.3%
3,269	Celltrion, Inc. (South Korea)	442
CAPITAL MARKETS—2.5%
374,100	B3 SA - Brasil Bolsa Balcao (Brazil)	1,362
4,025	BSE Ltd. (India)	154
59,028	HDFC Asset Management Co. Ltd. (India)[1]	1,692
		3,208
CHEMICALS—2.4%
122,995	Asian Paints Ltd. (India)	3,175
COMMUNICATIONS EQUIPMENT—3.9%
63,106	Accton Technology Corp. (Taiwan)	4,541
4,300	Zhongji Innolight Co. Ltd. Class A (China)	540
		5,081
CONSTRUCTION & ENGINEERING—2.1%
25,184	Hyundai Engineering & Construction Co. Ltd. (South Korea)	2,747
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.3%
59,150	JD Health International, Inc. (China)*,1	342

COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
174,732	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	$885
ELECTRICAL EQUIPMENT—0.8%
11,000	Bizlink Holding, Inc. (Taiwan)	962
115	HD Hyundai Electric Co. Ltd. (South Korea)	97
		1,059
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
146,300	Delta Electronics Thailand PCL (Thailand)	1,418
FOOD PRODUCTS—1.4%
217,409	Marico Ltd. (India)	1,778
GAS UTILITIES—2.7%
3,716,000	Kunlun Energy Co. Ltd. (China)	3,577
HOTELS, RESTAURANTS & LEISURE—1.1%
576,570	Eternal Ltd. (India)*	1,498
HOUSEHOLD DURABLES—3.5%
48,377	LG Electronics, Inc. (South Korea)	4,596
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.5%
150,500	China Yangtze Power Co. Ltd. Class A (China)	602
INDUSTRIAL CONGLOMERATES—2.1%
13,363	Samsung C&T Corp. (South Korea)	2,689
INDUSTRIAL REITS—0.1%
23,908	Prologis Property Mexico SA de CV (Mexico)	109
INSURANCE—2.6%
552,656	China Life Insurance Co. Ltd. Class H (China)	2,019
743,904	PICC Property & Casualty Co. Ltd. Class H (China)	1,331
		3,350
MACHINERY—0.3%
77,205	Tata Motors Ltd. (India)*	333
METALS & MINING—4.1%
1,415,700	CMOC Group Ltd. Class A (China)	3,857
108,195	JSW Steel Ltd. (India)	1,440
		5,297
OIL, GAS & CONSUMABLE FUELS—4.5%
8,023,600	Dian Swastatika Sentosa Tbk. PT (Indonesia)*	749
864,856	Oil & Natural Gas Corp. Ltd. (India)	2,723
316,086	Saudi Arabian Oil Co. (Saudi Arabia)[1]	2,339
		5,811
PASSENGER AIRLINES—0.6%
466,701	China Airlines Ltd. (Taiwan)	264
75,218	Turk Hava Yollari AO (Turkey)	513
		777
PHARMACEUTICALS—2.8%
53,379	SK Biopharmaceuticals Co. Ltd. (South Korea)*	3,595
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
211,144	Emaar Properties PJSC (United Arab Emirates)	678

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
120,896	Plaza SA (Chile)	$601
		1,279
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.5%
36,207	Alchip Technologies Ltd. (Taiwan)	4,725
5,209	SK Hynix, Inc. (South Korea)	4,516
65,386	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4,406
		13,647
SPECIALTY RETAIL—0.4%
28,000	Pop Mart International Group Ltd. (China)[1]	562
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—20.3%
306,528	Gigabyte Technology Co. Ltd. (Taiwan)	2,641
11,066	King Slide Works Co. Ltd. (Taiwan)	1,366
3,044,047	Lenovo Group Ltd. (China)	4,539
451,181	Quanta Computer, Inc. (Taiwan)	4,450
1,030,812	Wistron Corp. (Taiwan)	4,457
30,173	Wiwynn Corp. (Taiwan)	4,452
1,192,237	Xiaomi Corp. Class B (China)*,1	4,417
		26,322
TEXTILES, APPAREL & LUXURY GOODS—1.1%
20,900	Laopu Gold Co. Ltd. Class H (China)	1,473
TRANSPORTATION INFRASTRUCTURE—0.2%
20,500	International Container Terminal Services, Inc. (Philippines)	237

COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—6.6%
142,730	Bharti Airtel Ltd. (India)	$2,844
656,800	TIM SA (Brazil)	3,415
277,799	Vodacom Group Ltd. (South Africa)	2,357
		8,616
TOTAL COMMON STOCKS (Cost $113,854)		128,031

PREFERRED STOCKS—1.1%

BANKS—1.1%
8,163	Grupo Cibest SA (Colombia)	140
133,810	Itau Unibanco Holding SA (Brazil)	1,167
47,200	Itausa SA (Brazil)	133
		1,440
CONTAINERS & PACKAGING—0.0%
1	Klabin SA (Brazil)	—
TOTAL PREFERRED STOCKS (Cost $1,246)		1,440
TOTAL INVESTMENTS—99.6% (Cost $115,100)		129,471
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		477
TOTAL NET ASSETS—100%		$129,948

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $9,352 or 7% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Osmosis Investment Management US LLC
Value and Cost in Thousands

COMMON STOCKS—99.6%
Shares		Value
AEROSPACE & DEFENSE—0.7%
4,694	Airbus SE (France)	$963
AUTOMOBILE COMPONENTS—1.4%
160,272	Denso Corp. (Japan)	1,927
AUTOMOBILES—3.5%
84,431	Mercedes-Benz Group AG (Germany)	4,914
BANKS—15.6%
32,535	Banco Bilbao Vizcaya Argentaria SA (Spain)	718
54,270	Banco BPM SpA (Italy)	789
294,283	Banco Comercial Portugues SA Class R (Portugal)	314
87,825	Banco de Sabadell SA (Spain)	340
273,339	Banco Santander SA (Spain)	3,330
469,421	Barclays PLC (United Kingdom)	2,756
15,396	HSBC Holdings PLC (United Kingdom)	283
2,762	KBC Group NV (Belgium)	367
216,415	Lloyds Banking Group PLC (United Kingdom)	294
142,677	NatWest Group PLC (United Kingdom)	1,136
19,483	Royal Bank of Canada (Canada)	3,504
24,990	Societe Generale SA (France)	2,007
23,775	Toronto-Dominion Bank (Canada)	2,561
43,031	UniCredit SpA (Italy)	3,314
		21,713
BEVERAGES—1.6%
29,168	Anheuser-Busch InBev SA (Belgium)	2,205
BIOTECHNOLOGY—3.3%
99,994	Swedish Orphan Biovitrum AB (Sweden)*	4,633
BUILDING PRODUCTS—1.3%
2,034	Belimo Holding AG (Switzerland)	1,856
CAPITAL MARKETS—2.9%
6,768	Futu Holdings Ltd. ADR (Hong Kong)[1]	1,046
174,400	Singapore Exchange Ltd. (Singapore)	2,973
		4,019
CHEMICALS—1.9%
46,176	Akzo Nobel NV (Netherlands)	2,703
16	Nitto Denko Corp. (Japan)	1
		2,704
COMMERCIAL SERVICES & SUPPLIES—1.3%
110,783	Brambles Ltd. (Australia)	1,805
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.8%
48,028	Kesko OYJ Class B (Finland)	1,181
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
2,193	Swisscom AG (Switzerland)	1,857
ELECTRIC UTILITIES—0.3%
67,980	EDP SA (Portugal)	370
ELECTRICAL EQUIPMENT—2.5%
114,464	Vestas Wind Systems AS (Denmark)	3,508
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.5%
8,600	Keyence Corp. (Japan)	3,917

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
100,200	Shimadzu Corp. (Japan)	$2,324
		6,241
ENTERTAINMENT—1.5%
42,908	Nintendo Co. Ltd. (Japan)	2,107
FINANCIAL SERVICES—0.4%
14,806	Investor AB Class B (Sweden)	597
FOOD PRODUCTS—0.3%
5,772	Danone SA (France)	452
GAS UTILITIES—1.0%
34,000	Tokyo Gas Co. Ltd. (Japan)	1,449
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
21,347	Sonova Holding AG (Switzerland)	4,677
HOUSEHOLD DURABLES—0.9%
351,367	Barratt Redrow PLC (United Kingdom)	1,199
INDUSTRIAL CONGLOMERATES—1.8%
70,809	Smiths Group PLC (United Kingdom)	2,451
INSURANCE—6.8%
15,252	AXA SA (France)	733
912	Hannover Rueck SE (Germany)	276
65,400	Manulife Financial Corp. (Canada)	2,572
1,063,562	Medibank Pvt Ltd. (Australia)	3,591
524	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	314
166,683	Sampo OYJ Class A (Finland)	1,731
1,713	Swiss Re AG (United States)	276
		9,493
IT SERVICES—2.0%
105,900	Obic Co. Ltd. (Japan)	2,815
MACHINERY—2.0%
41,671	Atlas Copco AB Class A (Sweden)	786
46,500	Daifuku Co. Ltd. (Japan)	2,014
		2,800
MARINE TRANSPORTATION—0.7%
63,000	Kawasaki Kisen Kaisha Ltd. (Japan)	1,031
METALS & MINING—6.3%
612,189	Glencore PLC (United Kingdom)*	4,730
59,432	Lundin Gold, Inc. (Canada)	3,994
		8,724
MULTI-UTILITIES—1.6%
99,505	E.ON SE (Germany)	2,206
OFFICE REITS—1.4%
22,452	Gecina SA (France)	1,893
OIL, GAS & CONSUMABLE FUELS—5.1%
57,702	Enbridge, Inc. (Canada)	3,200
54,609	Equinor ASA (Norway)	2,192
68,680	Woodside Energy Group Ltd. (Australia)	1,659
		7,051

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—0.3%
87,400	Singapore Airlines Ltd. (Singapore)	$432
PERSONAL CARE PRODUCTS—3.4%
11,077	L’Oreal SA (France)	4,759
PHARMACEUTICALS—3.7%
18,446	AstraZeneca PLC (United Kingdom)	3,501
4,055	Roche Holding AG (United States)	1,652
		5,153
PROFESSIONAL SERVICES—3.5%
103,608	Recruit Holdings Co. Ltd. (Japan)	4,833
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.0%
20	Daito Trust Construction Co. Ltd. (Japan)	—
RETAIL REITS—0.3%
3,726	Unibail-Rodamco-Westfield (France)*	451
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
1,081	ASML Holding NV (Netherlands)	1,551
SOFTWARE—2.2%
17,179	Check Point Software Technologies Ltd. (Israel)*	1,932
6,305	SAP SE (Germany)	1,077
		3,009
SPECIALTY RETAIL—0.5%
25,980	Zalando SE (Germany)*,2	641

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—0.5%
12,829	Moncler SpA (Italy)	$772
TRADING COMPANIES & DISTRIBUTORS—5.5%
22,491	AerCap Holdings NV (Ireland)	3,199
114,758	Toyota Tsusho Corp. (Japan)	4,472
		7,671
WIRELESS TELECOMMUNICATION SERVICES—0.5%
472,840	Vodafone Group PLC (United Kingdom)	754
TOTAL COMMON STOCKS (Cost $123,177)		138,867

PREFERRED STOCKS—0.2%

(Cost $281)
AUTOMOBILES—0.2%
5,795	Dr. Ing hc F Porsche AG (Germany)	281
TOTAL INVESTMENTS—99.8% (Cost $123,458)		139,148
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		253
TOTAL NET ASSETS—100%		$139,401

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2026, the aggregate value of these securities was $641 or less than 1% of net assets.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: PanAgora Asset Management, Inc.
Value and Cost in Thousands

COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—2.3%
29,525	General Electric Co.	$8,560
18,503	HEICO Corp.	4,994
23,608	RTX Corp.	4,157
		17,711
AIR FREIGHT & LOGISTICS—0.7%
13,651	FedEx Corp.	5,506
AUTOMOBILE COMPONENTS—0.4%
55,186	BorgWarner, Inc.	3,144
7	Versigent PLC *	—
		3,144
AUTOMOBILES—2.1%
86,319	General Motors Co.	6,637
25,517	Tesla, Inc. *	9,738
		16,375
BANKS—3.6%
55,541	Bank of America Corp.	2,969
39,686	Citigroup, Inc.	5,079
2	Commerce Bancshares, Inc.	—
15,022	JPMorgan Chase & Co.	4,705
84,639	KeyCorp	1,871
27,387	M&T Bank Corp.	5,988
20,778	Popular, Inc. (Puerto Rico)	3,124
46,924	Wells Fargo & Co.	3,859
		27,595
BEVERAGES—0.5%
26,442	Monster Beverage Corp. *	2,038
70,197	Primo Brands Corp.	1,431
		3,469
BIOTECHNOLOGY—2.2%
42,224	AbbVie, Inc.	8,923
16,854	Gilead Sciences, Inc.	2,205
61,119	Incyte Corp. *	5,823
		16,951
BROADLINE RETAIL—4.4%
104,356	Amazon.com, Inc. *	27,661
61,550	eBay, Inc.	6,369
		34,030
BUILDING PRODUCTS—1.2%
13,305	Allegion PLC	1,829
49,395	Johnson Controls International PLC	7,213
		9,042
CAPITAL MARKETS—3.5%
5,350	Ameriprise Financial, Inc.	2,540
52,470	Bank of New York Mellon Corp.	7,050
3,827	Evercore, Inc. Class A	1,230
41,524	Northern Trust Corp.	6,907
46,558	State Street Corp.	7,116
30,394	Stifel Financial Corp.	2,395
		27,238

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—0.6%
99,023	DuPont de Nemours, Inc.	$4,521
COMMUNICATIONS EQUIPMENT—1.1%
33,249	Arista Networks, Inc. *	5,742
5,248	Ciena Corp. *	2,769
		8,511
CONSTRUCTION & ENGINEERING—0.4%
1,637	Comfort Systems USA, Inc.	3,012
CONSTRUCTION MATERIALS—0.2%
14,297	CRH PLC	1,693
CONSUMER FINANCE—1.0%
12,628	American Express Co.	4,080
45,399	Synchrony Financial	3,459
		7,539
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.7%
10,190	Costco Wholesale Corp.	10,338
16,724	Kroger Co.	1,139
27,460	Maplebear, Inc. *	1,163
63,906	Walmart, Inc.	8,431
		21,071
CONTAINERS & PACKAGING—0.7%
5,397	Avery Dennison Corp.	885
30,176	Ball Corp.	1,843
26,015	Crown Holdings, Inc.	2,557
		5,285
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
73,645	Comcast Corp. Class A	1,991
36,650	Iridium Communications, Inc.	1,432
		3,423
ELECTRIC UTILITIES—2.0%
71,795	Exelon Corp.	3,302
65,198	NextEra Energy, Inc.	6,382
35,976	NRG Energy, Inc.	5,597
		15,281
ELECTRICAL EQUIPMENT—0.9%
12,895	AMETEK, Inc.	3,037
2,251	GE Vernova, Inc.	2,439
5,060	Vertiv Holdings Co. Class A	1,662
		7,138
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
15,168	Amphenol Corp. Class A	2,234
18,149	Flex Ltd. *	1,662
10,815	Keysight Technologies, Inc. *	3,784
16,440	TD SYNNEX Corp.	3,751
		11,431
ENERGY EQUIPMENT & SERVICES—0.7%
76,821	Baker Hughes Co.	5,352
ENTERTAINMENT—0.3%
27,658	Netflix, Inc. *	2,589

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—1.7%
11,542	Berkshire Hathaway, Inc. Class B*	$5,466
16,560	Block, Inc. *	1,168
9,987	Mastercard, Inc. Class A	5,023
3,499	Visa, Inc. Class A	1,154
		12,811
FOOD PRODUCTS—0.2%
27,269	Tyson Foods, Inc. Class A	1,747
GAS UTILITIES—0.3%
23,280	National Fuel Gas Co.	1,964
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
57,055	Boston Scientific Corp. *	3,287
HEALTH CARE PROVIDERS & SERVICES—1.8%
90,872	Centene Corp. *	4,879
5,785	McKesson Corp.	4,716
11,048	UnitedHealth Group, Inc.	4,093
		13,688
HEALTH CARE REITS—0.3%
30,234	Ventas, Inc.	2,656
HOTEL & RESORT REITS—0.6%
232,256	Host Hotels & Resorts, Inc.	4,908
HOTELS, RESTAURANTS & LEISURE—1.0%
23,474	Booking Holdings, Inc.	3,952
7,279	Expedia Group, Inc.	1,808
7,932	Royal Caribbean Cruises Ltd.	2,092
		7,852
HOUSEHOLD DURABLES—0.8%
23,345	Garmin Ltd.	5,863
INSURANCE—1.9%
14,633	Allstate Corp.	3,179
11,554	Axis Capital Holdings Ltd.	1,160
41,404	Hartford Insurance Group, Inc.	5,665
18,513	MetLife, Inc.	1,483
9,822	RenaissanceRe Holdings Ltd. (Bermuda)	3,015
		14,502
INTERACTIVE MEDIA & SERVICES—9.7%
146,086	Alphabet, Inc. Class A	56,214
30,826	Meta Platforms, Inc. Class A	18,863
		75,077
MACHINERY—3.2%
2,354	Caterpillar, Inc.	2,095
9,622	Cummins, Inc.	6,457
48,109	Graco, Inc.	3,862
23,654	Oshkosh Corp.	3,697
3,731	Parker-Hannifin Corp.	3,393
18,378	Westinghouse Air Brake Technologies Corp.	4,960
		24,464
METALS & MINING—1.2%
17,898	Alcoa Corp.	1,142
18,088	Freeport-McMoRan, Inc.	1,045
38,219	Newmont Corp.	4,246

COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
7,851	Reliance, Inc.	$2,846
		9,279
MULTI-UTILITIES—1.0%
50,966	Consolidated Edison, Inc.	5,682
12,230	DTE Energy Co.	1,855
		7,537
OIL, GAS & CONSUMABLE FUELS—3.1%
20,037	Chevron Corp.	3,873
126,369	Devon Energy Corp.	6,491
23,534	EOG Resources, Inc.	3,308
35,383	Exxon Mobil Corp.	5,461
18,493	Marathon Petroleum Corp.	4,592
		23,725
PASSENGER AIRLINES—0.0%
4,817	Delta Air Lines, Inc.	328
PHARMACEUTICALS—3.8%
113,389	Bristol-Myers Squibb Co.	6,870
13,370	Eli Lilly & Co.	12,496
41,525	Johnson & Johnson	9,544
		28,910
PROFESSIONAL SERVICES—0.2%
39,632	Genpact Ltd.	1,377
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
6,409	Jones Lang LaSalle, Inc. *	2,039
RETAIL REITS—0.2%
79,691	Kimco Realty Corp.	1,884
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—16.6%
14,455	Advanced Micro Devices, Inc. *	5,124
14,911	Analog Devices, Inc.	5,998
11,115	Applied Materials, Inc.	4,385
67,712	Broadcom, Inc.	28,265
33,194	Lam Research Corp.	8,560
16,390	Micron Technology, Inc.	8,476
4,173	MKS, Inc.	1,184
315,102	NVIDIA Corp.	62,885
18,499	QUALCOMM, Inc.	3,322
		128,199
SOFTWARE—7.6%
13,229	Autodesk, Inc. *	3,135
15,026	Fortinet, Inc. *	1,267
10,261	Intuit, Inc.	3,986
90,345	Microsoft Corp.	36,841
26,920	Palantir Technologies, Inc. Class A*	3,745
71,827	RingCentral, Inc. Class A	2,889
32,453	ServiceNow, Inc. *	2,866
42,875	Zoom Communications, Inc. *	4,165
		58,894
SPECIALIZED REITS—0.2%
11,263	Lamar Advertising Co. Class A	1,552
SPECIALTY RETAIL—0.9%
70,573	Gap, Inc.	1,735

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
22,989	Ross Stores, Inc.	$5,237
		6,972
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.3%
201,426	Apple, Inc.	54,657
8,936	Dell Technologies, Inc. Class C	1,867
		56,524
TOBACCO—2.0%
94,747	Altria Group, Inc.	6,884
53,554	Philip Morris International, Inc.	8,840
		15,724
TOTAL COMMON STOCKS (Cost $674,453)		769,670
TOTAL INVESTMENTS—99.7% (Cost $674,453)		769,670
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		2,267
TOTAL NET ASSETS—100%		$771,937

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—12.2%
991	Hexcel Corp.	$93
309	Huntington Ingalls Industries, Inc.	112
447	Moog, Inc. Class A	135
2,490	StandardAero, Inc. *	62
457	Woodward, Inc.	166
		568
AUTOMOBILE COMPONENTS—1.9%
1,586	BorgWarner, Inc.	90
BANKS—5.1%
585	East West Bancorp, Inc.	74
1,215	Webster Financial Corp.	88
499	Wintrust Financial Corp.	75
		237
BUILDING PRODUCTS—1.5%
1,104	A.O. Smith Corp.	68
CAPITAL MARKETS—3.9%
500	Houlihan Lokey, Inc.	77
660	Raymond James Financial, Inc.	105
		182
CHEMICALS—6.9%
515	Albemarle Corp.	101
689	Cabot Corp.	53
938	CF Industries Holdings, Inc.	117
672	Eastman Chemical Co.	49
		320
COMMERCIAL SERVICES & SUPPLIES—1.6%
361	Republic Services, Inc.	76
CONSTRUCTION & ENGINEERING—4.2%
100	EMCOR Group, Inc.	89
213	Valmont Industries, Inc.	108
		197
CONSUMER FINANCE—2.2%
474	FirstCash Holdings, Inc.	103
CONTAINERS & PACKAGING—1.2%
1,070	Sonoco Products Co.	54
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.9%
509	Arrow Electronics, Inc. *	96
203	Teledyne Technologies, Inc. *	131
		227
ENERGY EQUIPMENT & SERVICES—3.1%
3,774	Archrock, Inc.	146
FINANCIAL SERVICES—1.1%
345	WEX, Inc. *	52
GAS UTILITIES—1.8%
3,664	MDU Resources Group, Inc.	83
GROUND TRANSPORTATION—2.8%
513	Ryder System, Inc.	130

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
825	CONMED Corp.	$30
HEALTH CARE PROVIDERS & SERVICES—1.3%
1,122	Centene Corp. *	60
HOTELS, RESTAURANTS & LEISURE—2.8%
376	Darden Restaurants, Inc.	76
918	Papa John’s International, Inc.	33
1,337	Penn Entertainment, Inc. *	23
		132
HOUSEHOLD DURABLES—1.3%
402	DR Horton, Inc.	62
INSURANCE—2.2%
488	Reinsurance Group of America, Inc.	103
IT SERVICES—1.4%
632	Akamai Technologies, Inc. *	65
LIFE SCIENCES TOOLS & SERVICES—4.2%
3,303	Avantor, Inc. *	27
216	Bio-Rad Laboratories, Inc. Class A*	60
370	Charles River Laboratories International, Inc. *	62
1,321	Qiagen NV	46
		195
MACHINERY—4.3%
463	Albany International Corp. Class A	27
503	Middleby Corp. *	71
272	Snap-on, Inc.	104
		202
MULTI-UTILITIES—1.3%
529	WEC Energy Group, Inc.	62
OFFICE REITS—2.2%
884	BXP, Inc.	52
1,549	COPT Defense Properties	48
		100
PROFESSIONAL SERVICES—2.2%
123	CACI International, Inc. Class A*	64
1,040	Insperity, Inc.	37
		101
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
760	CBRE Group, Inc. Class A*	109
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.0%
645	Cirrus Logic, Inc. *	105
1,258	FormFactor, Inc. *	171
78	Monolithic Power Systems, Inc.	126
1,082	ON Semiconductor Corp. *	109
		511
SOFTWARE—2.4%
2,423	Box, Inc. Class A*	59
113	Synopsys, Inc. *	54
		113

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—1.5%
311	SBA Communications Corp.	$69
TRADING COMPANIES & DISTRIBUTORS—2.4%
562	GATX Corp.	110
TOTAL COMMON STOCKS (Cost $3,547)		4,557
TOTAL INVESTMENTS—97.8% (Cost $3,547)		4,557
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		103
TOTAL NET ASSETS—100%		$4,660

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Hologic, Inc.*	1,003	$0.00	02/07/2028	$—	$—[x]
FAIR VALUE MEASUREMENTS
As of April 30, 2026, the investment in Hologic, Inc. (as disclosed in the preceding Rights/Warrants schedule) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: EARNEST Partners LLC
Value and Cost in Thousands

COMMON STOCKS—97.0%
Shares		Value
AEROSPACE & DEFENSE—4.8%
237	Huntington Ingalls Industries, Inc.	$86
514	Moog, Inc. Class A	155
		241
AUTOMOBILE COMPONENTS—0.9%
747	BorgWarner, Inc.	43
BANKS—9.8%
776	Pathward Financial, Inc.	67
691	Pinnacle Financial Partners, Inc.	68
707	Popular, Inc. (Puerto Rico)	106
544	UMB Financial Corp.	69
1,950	United Bankshares, Inc.	86
2,724	WesBanco, Inc.	94
		490
BUILDING PRODUCTS—1.5%
1,024	Masco Corp.	74
CAPITAL MARKETS—2.8%
271	Raymond James Financial, Inc.	43
1,225	Stifel Financial Corp.	96
		139
CHEMICALS—3.0%
833	Cabot Corp.	64
733	Eastman Chemical Co.	53
537	Scotts Miracle-Gro Co.	34
		151
COMMUNICATIONS EQUIPMENT—3.1%
2,799	Digi International, Inc. *	157
CONSTRUCTION MATERIALS—1.1%
263	Eagle Materials, Inc.	55
CONSUMER FINANCE—2.2%
503	FirstCash Holdings, Inc.	110
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.9%
1,028	Performance Food Group Co. *	93
CONTAINERS & PACKAGING—0.7%
695	Sonoco Products Co.	35
DISTRIBUTORS—0.7%
1,077	LKQ Corp.	34
ELECTRICAL EQUIPMENT—7.7%
288	Acuity, Inc.	84
1,051	Atkore, Inc.	82
1,152	Nextpower, Inc. Class A*	137
385	Regal Rexnord Corp.	83
		386
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—16.3%
590	Advanced Energy Industries, Inc.	227
1,494	Avnet, Inc.	123
2,718	Flex Ltd. *	249
979	Sanmina Corp. *	213
		812

COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—2.0%
4,901	NOV, Inc.	$100
FINANCIAL SERVICES—1.0%
341	WEX, Inc. *	51
FOOD PRODUCTS—3.0%
2,337	Darling Ingredients, Inc. *	150
GAS UTILITIES—3.7%
457	Atmos Energy Corp.	87
4,212	MDU Resources Group, Inc.	95
		182
GROUND TRANSPORTATION—1.4%
2,201	Schneider National, Inc. Class B	68
HEALTH CARE REITS—0.4%
466	Alexandria Real Estate Equities, Inc.	19
HOTEL & RESORT REITS—0.7%
2,402	Pebblebrook Hotel Trust	34
HOTELS, RESTAURANTS & LEISURE—1.1%
280	Darden Restaurants, Inc.	56
HOUSEHOLD DURABLES—0.9%
301	DR Horton, Inc.	46
INDUSTRIAL REITS—2.7%
354	EastGroup Properties, Inc.	71
1,601	STAG Industrial, Inc.	62
		133
INSURANCE—3.6%
475	Reinsurance Group of America, Inc.	101
262	RenaissanceRe Holdings Ltd. (Bermuda)	80
		181
LIFE SCIENCES TOOLS & SERVICES—0.9%
270	Charles River Laboratories International, Inc. *	45
MACHINERY—5.2%
767	Albany International Corp. Class A	45
501	Middleby Corp. *	70
217	Snap-on, Inc.	83
546	Timken Co.	61
		259
OFFICE REITS—1.6%
2,624	Vornado Realty Trust	78
OIL, GAS & CONSUMABLE FUELS—3.8%
413	Diamondback Energy, Inc.	85
2,459	Murphy Oil Corp.	103
		188
PROFESSIONAL SERVICES—0.7%
787	TriNet Group, Inc.	36
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.9%
665	CBRE Group, Inc. Class A*	95

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
633	Entegris, Inc.	$89
SOFTWARE—1.5%
152	Synopsys, Inc. *	73
SPECIALTY RETAIL—0.5%
1,268	Bath & Body Works, Inc.	25
TRADING COMPANIES & DISTRIBUTORS—2.1%
544	GATX Corp.	107
TOTAL COMMON STOCKS (Cost $3,500)		4,835
TOTAL INVESTMENTS—97.0% (Cost $3,500)		4,835
CASH AND OTHER ASSETS, LESS LIABILITIES—3.0%		148
TOTAL NET ASSETS—100%		$4,983

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—April 30, 2026 (Unaudited)

Subadvisor: Jennison Associates LLC
Value and Cost in Thousands

COMMON STOCKS—96.2%
Shares		Value
AUTOMOBILES—2.1%
380	Tesla, Inc. *	$145
BIOTECHNOLOGY—1.2%
1,844	Roivant Sciences Ltd. *	53
63	Vertex Pharmaceuticals, Inc. *	27
		80
BROADLINE RETAIL—6.2%
1,585	Amazon.com, Inc. *	420
COMMUNICATIONS EQUIPMENT—2.7%
1,062	Arista Networks, Inc. *	183
ELECTRIC UTILITIES—1.5%
316	Constellation Energy Corp.	99
ELECTRICAL EQUIPMENT—0.9%
992	Schneider Electric SE ADR[1]	63
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
309	Keysight Technologies, Inc. *	108
ENTERTAINMENT—1.6%
1,135	Netflix, Inc. *	106
FINANCIAL SERVICES—1.0%
132	Mastercard, Inc. Class A	66
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
491	Edwards Lifesciences Corp. *	41
191	Intuitive Surgical, Inc. *	87
		128
HOTELS, RESTAURANTS & LEISURE—0.6%
268	Airbnb, Inc. Class A*	38
INTERACTIVE MEDIA & SERVICES—10.4%
1,282	Alphabet, Inc. Class A	493
346	Meta Platforms, Inc. Class A	212
		705
IT SERVICES—3.6%
267	Cloudflare, Inc. Class A*	55
769	Shopify, Inc. Class A (Canada)*	93
677	Snowflake, Inc. *	92
		240

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—1.0%
349	AstraZeneca PLC (United Kingdom)	$65
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—37.2%
653	Advanced Micro Devices, Inc. *	231
318	Analog Devices, Inc.	128
259	ARM Holdings PLC ADR*,1	54
86	ASML Holding NV New York Registry Shares (Netherlands)	124
1,210	Broadcom, Inc.	505
348	Credo Technology Group Holding Ltd. *	61
1,007	Lam Research Corp.	260
1,208	Lattice Semiconductor Corp. *	148
2,533	NVIDIA Corp.	506
581	Onto Innovation, Inc. *	171
828	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	328
		2,516
SOFTWARE—15.1%
192	AppLovin Corp. Class A*	86
273	Cadence Design Systems, Inc. *	90
197	Crowdstrike Holdings, Inc. Class A*	88
741	Datadog, Inc. Class A*	98
825	Microsoft Corp.	336
370	Oracle Corp.	60
496	Palantir Technologies, Inc. Class A*	69
357	Palo Alto Networks, Inc. *	64
176	Salesforce, Inc.	31
1,987	Samsara, Inc. Class A*	57
477	ServiceNow, Inc. *	42
		1,021
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.6%
1,900	Apple, Inc.	516
TOTAL COMMON STOCKS (Cost $5,026)		6,499
TOTAL INVESTMENTS—96.2% (Cost $5,026)		6,499
CASH AND OTHER ASSETS, LESS LIABILITIES—3.8%		257
TOTAL NET ASSETS—100%		$6,756

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Financial Statements.

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⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES—April 30, 2026 (Unaudited)

(All amounts in thousands, except per share amounts)

	Harbor Active Small Cap ETF	Harbor Active Small Cap Growth ETF	Harbor AI Inflection Strategy ETF	Harbor Alpha Layering ETF (Consolidated)	Harbor AlphaEdge™ Large Cap Value ETF
Assets
Investments, at cost	$14,188	$3,451	$4,102	$3,285	$4,059
Investments, at value (Including Securities Loaned $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	$13,216	$3,590	$5,360	$3,368	$4,347
Cash	620	98	32	3,877	—
Due from broker	—	—	—	999	—
Foreign currency, at value (cost: $0, $0, $0, $0, $0, $0, $6, $1, $0, $0, $0, $0, $48, $0 and $0)	—	—	—	—	—
Receivables for:
Investment sold	—	17	—	—	—
Capital shares sold	—	—	—	—	—
Dividends	1	—	2	—	5
Interest	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap agreements	—	—	—	—	—
Withholding tax	—	—	—	—	—
Total Assets	13,837	3,705	5,394	8,244	4,352
Liabilities
Due to custodian	—	—	—	—	2
Payables for:
Investments purchased	—	18	—	—	—
Capital shares reacquired	—	—	—	—	—
Collateral for securities loaned	—	—	—	—	—
Dividend and interest expense on investments sold short	—	—	—	—	—
Investments sold short, at value (proceeds: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	—	—	—	—	—
Variation margin on futures contracts	—	—	—	46	—
Accrued management fees	9	3	4	5	1
Other	—	—	—	—	—
Total Liabilities	9	21	4	51	3
NET ASSETS	$13,828	$3,684	$5,390	$8,193	$4,349
Net Assets Consist of:
Paid-in capital	$14,611	$3,548	$4,135	$7,602	$3,748
Total distributable earnings/(loss)	(783)	136	1,255	591	601
	$13,828	$3,684	$5,390	$8,193	$4,349
NET ASSET VALUE PER SHARE
Net assets	$13,828	$3,684	$5,390	$8,193	$4,349
Shares of beneficial interest (No par value and unlimited authorizations)	675	175	200	250	175
Net asset value per share[1]	$20.49	$21.05	$26.95	$32.77	$24.85
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF	Harbor Ares Systematic High Yield ETF	Harbor Ares Systematic Multi-Sector Income ETF	Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Disciplined Bond ETF	Harbor Dividend Growth Leaders ETF	Harbor Emerging Markets Equity ETF	Harbor Emerging Markets Select ETF	Harbor Health Care ETF	Harbor Human Capital Factor US Large Cap ETF

$10,427	$137,943	$30,170	$2,690,398	$38,088	$159,147	$5,433	$8,516	$24,858	$354,564
$11,399	$138,647	$30,546	$2,690,139	$38,251	$217,640	$7,272	$10,961	$27,450	$469,961
6	5,076	1,475	196,219	222	8,181	192	217	130	—
—	—	228	99,049	—	—	—	—	—	—
—	6	2	—	—	—	—	51	—	—

—	—	—	138,211	—	—	111	—	272	—
—	—	—	17,846	—	—	—	—	—	—
14	—	—	—	—	8	25	10	12	257
—	2,255	414	—	298	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	266	—	—	—	—	—	—	—
—	—	140	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	2	—
11,419	145,984	33,071	3,141,464	38,771	225,829	7,600	11,239	27,866	470,218

—	—	—	—	—	—	—	—	—	87

—	2,019	316	49,999	—	—	18	—	273	3
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
3	56	13	1,617	11	90	4	5	18	133
—	—	—	—	—	—	3	12	—	—
3	2,075	329	51,616	11	90	25	17	291	223
$11,416	$143,909	$32,742	$3,089,848	$38,760	$225,739	$7,575	$11,222	$27,575	$469,995

$10,379	$264,399	$37,148	$2,516,094	$38,629	$177,045	$5,602	$8,522	$25,023	$329,526
1,037	(120,490)	(4,406)	573,754	131	48,694	1,973	2,700	2,552	140,469
$11,416	$143,909	$32,742	$3,089,848	$38,760	$225,739	$7,575	$11,222	$27,575	$469,995

$11,416	$143,909	$32,742	$3,089,848	$38,760	$225,739	$7,575	$11,222	$27,575	$469,995
300	3,164	750	95,175	950	12,527	275	425	925	10,900
$38.05	$45.49	$43.66	$32.46	$40.80	$18.02	$27.54	$26.40	$29.81	$43.12

⬤

Harbor ETF Trust
STATEMENTS OF ASSETS AND LIABILITIES— April 30, 2026 (Unaudited) —Continued

(All amounts in thousands, except per share amounts)

	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor International Equity ETF	Harbor Long-Short Equity ETF	Harbor Long-Term Growers ETF
Assets
Investments, at cost	$141,639	$434,375	$5,370	$16,238*	$805,362
Investments, at value (Including Securities Loaned $0, $7,281, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	$157,482	$481,444	$6,769	$19,164*	$1,069,776
Cash	16	7,948	136	6,795	19,228
Due from broker	—	—	—	—	—
Foreign currency, at value (cost: $0, $1,004, $41, $0, $0, $0, $0, $0, $1,483, $495, $0, $0, $0 and $0)	—	1,005	41	—	—
Receivables for:
Investment sold	—	9,012	—	—	1,663
Capital shares sold	—	4,566	—	—	—
Dividends	46	973	13	8	131
Interest	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap agreements	—	—	—	—	—
Withholding tax	—	350	2	—	29
Total Assets	157,544	505,298	6,961	25,967	1,090,827
Liabilities
Due to custodian	—	—	—	—	—
Payables for:
Investments purchased	—	—	—	—	—
Capital shares reacquired	—	4,578	—	—	—
Collateral for securities loaned	—	7,540	—	—	—
Dividend and interest expense on investments sold short	—	—	—	7	—
Investments sold short, at value (proceeds: $0, $0, $0, $11,849, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	—	—	—	10,562	—
Variation margin on futures contracts	—	—	—	—	—
Accrued management fees	75	221	4	16	488
Other	—	119	1	—	13
Total Liabilities	75	12,458	5	10,585	501
NET ASSETS	$157,469	$492,840	$6,956	$15,382	$1,090,326
Net Assets Consist of:
Paid-in capital	$159,907	$442,692	$5,552	$10,943	$858,347
Total distributable earnings/(loss)	(2,438)	50,148	1,404	4,439	231,979
	$157,469	$492,840	$6,956	$15,382	$1,090,326
NET ASSET VALUE PER SHARE
Net assets	$157,469	$492,840	$6,956	$15,382	$1,090,326
Shares of beneficial interest (No par value and unlimited authorizations)	4,575	16,150	275	450	34,675
Net asset value per share[1]	$34.42	$30.52	$25.29	$34.18	$31.44
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Core ETF	Harbor Mid Cap Value ETF	Harbor Multi-Asset Explorer ETF (Consolidated)	Harbor Osmosis Emerging Markets Resource Efficient ETF	Harbor Osmosis International Resource Efficient ETF	Harbor PanAgora Dynamic Large Cap Core ETF	Harbor SMID Cap Core ETF	Harbor SMID Cap Value ETF	Harbor Transformative Technologies ETF

$3,412	$3,572	$10,446	$115,100	$123,458	$674,453	$3,547*	$3,500	$5,026
$4,347	$4,390	$10,918	$129,471	$139,148	$769,670	$4,557*	$4,835	$6,499
156	51	29	359	—	2,267	105	152	261
—	—	—	—	—	—	—	—	—
—	—	—	1,482	496	—	—	—	—

—	—	—	9,573	11,908	—	—	—	—
—	—	—	—	7,348	—	—	—	—
1	1	—	132	701	215	1	1	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	7	212	—	—	—	—
4,504	4,442	10,947	141,024	159,813	772,152	4,663	4,988	6,760

—	—	—	—	4,864	—	—	—	—

—	—	—	10,957	8,004	—	—	—	—
—	—	—	—	7,403	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
3	3	6	72	63	215	3	5	4
—	—	—	47	78	—	—	—	—
3	3	6	11,076	20,412	215	3	5	4
$4,501	$4,439	$10,941	$129,948	$139,401	$771,937	$4,660	$4,983	$6,756

$3,529	$3,519	$9,890	$106,178	$115,136	$677,665	$3,604	$3,582	$5,246
972	920	1,051	23,770	24,265	94,272	1,056	1,401	1,510
$4,501	$4,439	$10,941	$129,948	$139,401	$771,937	$4,660	$4,983	$6,756

$4,501	$4,439	$10,941	$129,948	$139,401	$771,937	$4,660	$4,983	$6,756
175	175	400	5,175	5,650	29,700	175	175	225
$25.72	$25.36	$27.35	$25.11	$24.67	$25.99	$26.63	$28.48	$30.03

*	Includes purchased options and rights/warrants.
1	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS—Period Ended April 30, 2026 (Unaudited)

(All amounts in thousands)

	Harbor Active Small Cap ETF	Harbor Active Small Cap Growth ETF[1]	Harbor AI Inflection Strategy ETF[2]	Harbor Alpha Layering ETF (Consolidated)	Harbor AlphaEdge™ Large Cap Value ETF
Investment Income
Dividends	$114	$5	$10	$15	$57
Interest	8	1	—	59	—
Net securities lending income	—	—	—	—	—
Consent fee income	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—
Total Investment Income	122	6	10	74	57
Operating Expenses
Management fees	60	8	13	21	6
Dividend and interest expense on investments sold short	—	—	—	—	—
Total Operating Expenses	60	8	13	21	6
Net Investment Income/(Loss)	62	(2)	(3)	53	51
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0 and $0)	(466)	(1)	—	71	(40)
In-kind redemptions	667	—	—	—	507
Investments sold short	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—
Futures contracts	—	—	—	386	—
Swap agreements	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $(11), $0 and $0)	(328)	139	1,258	(28)	(42)
Investments sold short	—	—	—	—	—
Translations of assets and liabilities in foreign currencies	—	—	—	—	—
Futures contracts	—	—	—	(50)	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	(127)	138	1,258	379	425
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(65)	$136	$1,255	$432	$476
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF	Harbor Ares Systematic High Yield ETF	Harbor Ares Systematic Multi-Sector Income ETF	Harbor Commodity All-Weather Strategy ETF (Consolidated)	Harbor Disciplined Bond ETF	Harbor Dividend Growth Leaders ETF	Harbor Emerging Markets Equity ETF	Harbor Emerging Markets Select ETF	Harbor Health Care ETF	Harbor Human Capital Factor US Large Cap ETF

$123	$—	$—	$—	$—	$1,898	$82	$64	$72	$2,857
—	5,859	1,007	32,482	967	90	2	4	4	1
—	—	—	—	—	—	—	—	—	—
—	4	—	—	—	—	—	—	—	—
—	—	—	—	—	(30)	(10)	(8)	(2)	(5)
123	5,863	1,007	32,482	967	1,958	74	60	74	2,853

15	388	82	6,428	66	543	28	32	103	776
—	—	—	—	—	—	—	—	—	—
15	388	82	6,428	66	543	28	32	103	776
108	5,475	925	26,054	901	1,415	46	28	(29)	2,077

(520)	642	301	(7)	(10)	2,956	262	282	239	(11,306)
892	671	36	—	—	9,182	—	—	—	39,711
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	(3)	(7)	—	—
—	—	(16)	—	—	—	—	—	—	—
—	—	(5)	554,239	—	—	—	—	—	—

1,097	(2,560)	(479)	(416)	(683)	12,341	977	1,229	(574)	(5,602)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	1	3	—	—
—	—	(93)	—	—	—	—	—	—	—
—	—	34	—	—	—	—	—	—	—
1,469	(1,247)	(222)	553,816	(693)	24,479	1,237	1,507	(335)	22,803
$1,577	$4,228	$703	$579,870	$208	$25,894	$1,283	$1,535	$(364)	$24,880

⬤

Harbor ETF Trust
STATEMENTS OF OPERATIONS— Period Ended April 30, 2026 (Unaudited) —Continued

(All amounts in thousands)

	Harbor Human Capital Factor US Small Cap ETF	Harbor International Compounders ETF	Harbor International Equity ETF	Harbor Long-Short Equity ETF	Harbor Long-Term Growers ETF
Investment Income
Dividends	$1,044	$4,237	$70	$111	$2,355
Interest	2	89	2	109	109
Net securities lending income	—	—	—	—	—
Consent fee income	—	—	—	—	—
Foreign taxes withheld	—	(513)	(8)	(1)	(20)
Total Investment Income	1,046	3,813	64	219	2,444
Operating Expenses
Management fees	441	1,393	26	102	2,958
Dividend and interest expense on investments sold short	—	—	—	85	—
Total Operating Expenses	441	1,393	26	187	2,958
Net Investment Income/(Loss)	605	2,420	38	32	(514)
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0, $0, $0, $315, $0, $0, $0, $0 and $0)	(10,467)	(15,980)	1	481	(25,714)
In-kind redemptions	20,989	27,551	—	3,194	42,086
Investments sold short	—	—	—	447	—
Foreign currency transactions	—	(54)	—	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0, $0, $0, $338, $0, $0, $0, $0 and $0)	4,885	(3,281)	809	(727)	(44,026)
Investments sold short	—	—	—	(294)	—
Translations of assets and liabilities in foreign currencies	—	62	1	—	—
Futures contracts	—	—	—	—	—
Swap agreements	—	—	—	—	—
Net gain/(loss) on investment transactions	15,407	8,298	811	3,101	(27,654)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$16,012	$10,718	$849	$3,133	$(28,168)
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Mid Cap Core ETF	Harbor Mid Cap Value ETF	Harbor Multi-Asset Explorer ETF (Consolidated)	Harbor Osmosis Emerging Markets Resource Efficient ETF	Harbor Osmosis International Resource Efficient ETF	Harbor PanAgora Dynamic Large Cap Core ETF	Harbor SMID Cap Core ETF	Harbor SMID Cap Value ETF	Harbor Transformative Technologies ETF

$33	$39	$135	$1,431	$2,183	$3,441	$29	$32	$10
2	1	1	4	6	21	1	2	1
—	—	—	—	7	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	(161)	(238)	(3)	—	—	—
35	40	136	1,274	1,958	3,459	30	34	11

18	18	33	427	373	1,148	18	19	21
—	—	—	—	—	—	—	—	—
18	18	33	427	373	1,148	18	19	21
17	22	103	847	1,585	2,311	12	15	(10)

26	90	554	10,090	1,970	(23,888)	38	61	(141)
—	—	31	—	7,887	26,604	—	—	235
—	—	—	—	—	—	—	—	—
—	—	—	30	(29)	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

630	541	(159)	(1,624)	(2,888)	45,146	727	879	74
—	—	—	—	—	—	—	—	—
—	—	—	6	10	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
656	631	426	8,502	6,950	47,862	765	940	168
$673	$653	$529	$9,349	$8,535	$50,173	$777	$955	$158

1	For the period January 14, 2026 (commencement of operations) through April 30, 2026.
2	For the period December 17, 2025 (commencement of operations) through April 30, 2026.

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS

(All amounts in thousands)

	Harbor Active Small Cap ETF		Harbor Active Small Cap Growth ETF	Harbor AI Inflection Strategy ETF	Harbor Alpha Layering ETF (Consolidated)
	November 1, 2025	November 1, 2024	January 14, 2026[a]	December 17, 2025[a]	November 1, 2025	August 13, 2025[a]
	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	April 30, 2026	April 30, 2026	October 31, 2025
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)
Operations:
Net investment income/(loss)	$62	$99	$(2)	$(3)	$53	$14
Net realized gain/(loss) on investments	201	482	(1)	—	457	61
Change in net unrealized appreciation/(depreciation) of investments	(328)	(808)	139	1,258	(78)	305
Net increase/(decrease) in assets resulting from operations	(65)	(227)	136	1,255	432	380
Distributions to Shareholders	(366)	(51)	—	—	(278)	—
Capital Share Transactions:
Net proceeds from sale of shares	510	15,266	3,548	4,135	3,897	3,762
Cost of shares reacquired	(8,153)	(1,658)	—	—	—	—
Net increase/(decrease) derived from capital share transactions	(7,643)	13,608	3,548	4,135	3,897	3,762
Net increase/(decrease) in net assets	(8,074)	13,330	3,684	5,390	4,051	4,142
Net Assets
Beginning of period	21,902	8,572	—	—	4,142	—
End of period	$13,828	$21,902	$3,684	$5,390	$8,193	$4,142
Capital Share Transactions (Shares):
Shares sold	25	700	175	200	125	125
Shares reacquired	(400)	(75)	—	—	—	—
Net increase/(decrease) in shares outstanding	(375)	625	175	200	125	125
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor AlphaEdge™ Large Cap Value ETF		Harbor AlphaEdge™ Small Cap Earners ETF		Harbor Ares Systematic High Yield ETF		Harbor Ares Systematic Multi-Sector Income ETF		Harbor Commodity All-Weather Strategy ETF (Consolidated)
November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$51	$71	$108	$199	$5,475	$11,780	$925	$2,037	$26,054	$14,348
467	1	372	465	1,313	1,197	316	(43)	554,232	73,384
(42)	290	1,097	(207)	(2,560)	(756)	(538)	564	(416)	122
476	362	1,577	457	4,228	12,221	703	2,558	579,870	87,854
(81)	(18)	(184)	(173)	(6,466)	(11,728)	(1,276)	(2,061)	(92,507)	(8,435)

1,819	5,502	4,492	7,200	19,413	84,476	—	—	1,549,630	962,438
(2,999)	(2,774)	(3,621)	(4,847)	(36,329)	(63,480)	(1,093)	—	(137,955)	(96,399)
(1,180)	2,728	871	2,353	(16,916)	20,996	(1,093)	—	1,411,675	866,039
(785)	3,072	2,264	2,637	(19,154)	21,489	(1,666)	497	1,899,038	945,458

5,134	2,062	9,152	6,515	163,063	141,574	34,408	33,911	1,190,810	245,352
$4,349	$5,134	$11,416	$9,152	$143,909	$163,063	$32,742	$34,408	$3,089,848	$1,190,810

75	250	125	225	425	1,850	—	—	54,750	38,575
(125)	(125)	(100)	(150)	(800)	(1,400)	(25)	—	(4,825)	(4,150)
(50)	125	25	75	(375)	450	(25)	—	49,925	34,425

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor Disciplined Bond ETF		Harbor Dividend Growth Leaders ETF		Harbor Emerging Markets Equity ETF		Harbor Emerging Markets Select ETF
	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	June 4, 2025[a]	November 1, 2025	May 14, 2025[a]
	through	through	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$901	$1,439	$1,415	$3,319	$46	$59	$28	$39
Net realized gain/(loss) on investments	(10)	(13)	12,138	24,210	259	18	275	(28)
Change in net unrealized appreciation/(depreciation) of investments	(683)	423	12,341	(12,954)	978	861	1,232	1,205
Net increase/(decrease) in assets resulting from operations	208	1,849	25,894	14,575	1,283	938	1,535	1,216
Distributions to Shareholders	(1,078)	(1,469)	(1,626)	(2,605)	(236)	—	(51)	—
Capital Share Transactions:
Net proceeds from sale of shares	3,095	9,312	23,525	32,901	592	5,534	—	8,522
Cost of shares reacquired	—	—	(33,437)	(111,760)	—	(536)	—	—
Net increase/(decrease) derived from capital share transactions	3,095	9,312	(9,912)	(78,859)	592	4,998	—	8,522
Net increase/(decrease) in net assets	2,225	9,692	14,356	(66,889)	1,639	5,936	1,484	9,738
Net Assets
Beginning of period	36,535	26,843	211,383	278,272	5,936	—	9,738	—
End of period	$38,760	$36,535	$225,739	$211,383	$7,575	$5,936	$11,222	$9,738
Capital Share Transactions (Shares):
Shares sold	75	225	1,400	2,125	25	275	—	425
Shares reacquired	—	—	(1,975)	(7,375)	—	(25)	—	—
Net increase/(decrease) in shares outstanding	75	225	(575)	(5,250)	25	250	—	425
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Health Care ETF		Harbor Human Capital Factor US Large Cap ETF		Harbor Human Capital Factor US Small Cap ETF		Harbor International Compounders ETF		Harbor International Equity ETF
November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	June 4, 2025[a]
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$(29)	$(52)	$2,077	$3,834	$605	$977	$2,420	$5,961	$38	$19
239	612	28,405	36,614	10,522	7,847	11,517	—	1	15
(574)	1,861	(5,602)	26,739	4,885	1,997	(3,219)	49,066	810	589
(364)	2,421	24,880	67,187	16,012	10,821	10,718	55,027	849	623
(58)	(87)	(3,813)	(773)	(814)	(959)	(6,889)	(1,262)	(50)	—

7,025	4,018	107,621	138,136	81,422	72,442	65,130	315,954	—	6,057
—	(2,609)	(97,893)	(117,908)	(79,613)	(73,079)	(112,418)	(68,062)	—	(523)
7,025	1,409	9,728	20,228	1,809	(637)	(47,288)	247,892	—	5,534
6,603	3,743	30,795	86,642	17,007	9,225	(43,459)	301,657	799	6,157

20,972	17,229	439,200	352,558	140,462	131,237	536,299	234,642	6,157	—
$27,575	$20,972	$469,995	$439,200	$157,469	$140,462	$492,840	$536,299	$6,956	$6,157

225	150	2,600	3,725	2,500	2,450	2,150	11,450	—	300
—	(100)	(2,400)	(3,175)	(2,475)	(2,450)	(3,675)	(2,375)	—	(25)
225	50	200	550	25	—	(1,525)	9,075	—	275

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor Long-Short Equity ETF		Harbor Long-Term Growers ETF		Harbor Mid Cap Core ETF		Harbor Mid Cap Value ETF
	November 1, 2025	November 1, 2024	November 1, 2025	November 1, 2024	November 1, 2025	May 1, 2025[a]	November 1, 2025	May 1, 2025[a]
	through	through	through	through	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$32	$382	$(514)	$(596)	$17	$13	$22	$16
Net realized gain/(loss) on investments	4,122	162	16,372	4,470	26	53	90	32
Change in net unrealized appreciation/(depreciation) of investments	(1,021)	(36)	(44,026)	206,510	630	305	541	277
Net increase/(decrease) in assets resulting from operations	3,133	508	(28,168)	210,384	673	371	653	325
Distributions to Shareholders	(440)	—	—	—	(72)	—	(58)	—
Capital Share Transactions:
Net proceeds from sale of shares	3,825	4,936	123,020	403,087	—	3,529	—	3,519
Cost of shares reacquired	(11,225)	(7,710)	(105,841)	(97,468)	—	—	—	—
Net increase/(decrease) derived from capital share transactions	(7,400)	(2,774)	17,179	305,619	—	3,529	—	3,519
Net increase/(decrease) in net assets	(4,707)	(2,266)	(10,989)	516,003	601	3,900	595	3,844
Net Assets
Beginning of period	20,089	22,355	1,101,315	585,312	3,900	—	3,844	—
End of period	$15,382	$20,089	$1,090,326	$1,101,315	$4,501	$3,900	$4,439	$3,844
Capital Share Transactions (Shares):
Shares sold	125	175	4,025	14,550	—	175	—	175
Shares reacquired	(375)	(275)	(3,475)	(3,300)	—	—	—	—
Net increase/(decrease) in shares outstanding	(250)	(100)	550	11,250	—	175	—	175
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor Multi-Asset Explorer ETF (Consolidated)		Harbor Osmosis Emerging Markets Resource Efficient ETF		Harbor Osmosis International Resource Efficient ETF		Harbor PanAgora Dynamic Large Cap Core ETF		Harbor SMID Cap Core ETF
November 1, 2025	November 1, 2024	November 1, 2025	December 18, 2024[a]	November 1, 2025	December 11, 2024[a]	November 1, 2025	November 1, 2024	November 1, 2025	May 1, 2025[a]
through	through	through	through	through	through	through	through	through	through
April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$103	$88	$847	$2,554	$1,585	$2,575	$2,311	$1,327	$12	$9
585	737	10,120	1,527	9,828	7,847	2,716	1,747	38	41
(159)	163	(1,618)	15,959	(2,878)	18,574	45,146	50,155	727	283
529	988	9,349	20,040	8,535	28,996	50,173	53,229	777	333
(233)	(110)	(5,608)	—	(5,811)	—	(2,204)	(9)	(54)	—

3,327	8,711	—	110,340	37,532	145,865	275,487	635,958	579	3,025
(669)	(6,241)	—	(4,173)	(35,230)	(40,486)	(175,189)	(70,961)	—	—
2,658	2,470	—	106,167	2,302	105,379	100,298	564,997	579	3,025
2,954	3,348	3,741	126,207	5,026	134,375	148,267	618,217	1,302	3,358

7,987	4,639	126,207	—	134,375	—	623,670	5,453	3,358	—
$10,941	$7,987	$129,948	$126,207	$139,401	$134,375	$771,937	$623,670	$4,660	$3,358

125	350	—	5,375	1,500	7,350	11,250	28,375	25	150
(25)	(250)	—	(200)	(1,400)	(1,800)	(7,075)	(3,125)	—	—
100	100	—	5,175	100	5,550	4,175	25,250	25	150

⬤

Harbor ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS  —Continued

(All amounts in thousands)

	Harbor SMID Cap Value ETF		Harbor Transformative Technologies ETF
	November 1, 2025	May 1, 2025[a]	November 1, 2025	April 16, 2025[a]
	through	through	through	through
	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$15	$13	$(10)	$(8)
Net realized gain/(loss) on investments	61	98	94	558
Change in net unrealized appreciation/(depreciation) of investments	879	456	74	1,399
Net increase/(decrease) in assets resulting from operations	955	567	158	1,949
Distributions to Shareholders	(121)	—	—	—
Capital Share Transactions:
Net proceeds from sale of shares	—	3,582	1,409	5,989
Cost of shares reacquired	—	—	(710)	(2,039)
Net increase/(decrease) derived from capital share transactions	—	3,582	699	3,950
Net increase/(decrease) in net assets	834	4,149	857	5,899
Net Assets
Beginning of period	4,149	—	5,899	—
End of period	$4,983	$4,149	$6,756	$5,899
Capital Share Transactions (Shares):
Shares sold	—	175	50	275
Shares reacquired	—	—	(25)	(75)
Net increase/(decrease) in shares outstanding	—	175	25	200

a	Commencement of Operations
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Active Small Cap ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from August 28, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$20.86	$20.17	$19.59
Income from Investment Operations
Net investment income/(loss)[b]	0.08	0.13	0.01
Net realized and unrealized gain/(loss) on investments	0.03	0.68	0.57
Total from investment operations	0.11	0.81	0.58
Less Distributions
Dividends from net investment income	(0.15)	(0.03)	—
Distributions from net realized capital gains	(0.33)	(0.09)	—
Total distributions	(0.48)	(0.12)	—
Net asset value end of period	20.49	20.86	20.17
Net assets end of period (000s)	$13,828	$21,902	$8,572
Ratios and Supplemental Data (%)
Total return	0.52%[c]	3.96%	2.96%[c]
Ratio of total expenses to average net assets	0.80[d]	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets	0.82[d]	0.60	0.12[d]
Portfolio turnover^	27[c]	47	12[c]

Harbor Active Small Cap Growth ETF
Period from January 14, 2026[a] through April 30, 2026
(Unaudited)
Net asset value beginning of period	$20.15
Income from Investment Operations
Net investment income/(loss)[b]	(0.01)
Net realized and unrealized gain/(loss) on investments	0.91
Total from investment operations	0.90
Net asset value end of period	21.05
Net assets end of period (000s)	$3,684
Ratios and Supplemental Data (%)
Total return	4.47%[c]
Ratio of total expenses to average net assets	0.80[d]
Ratio of net investment income/(loss) to average net assets	(0.19)[d]
Portfolio turnover^	33[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor AI Inflection Strategy ETF
Period from December 17, 2025[a] through April 30, 2026
(Unaudited)
Net asset value beginning of period	$19.48
Income from Investment Operations
Net investment income/(loss)[b]	(0.02)
Net realized and unrealized gain/(loss) on investments	7.49
Total from investment operations	7.47
Net asset value end of period	26.95
Net assets end of period (000s)	$5,390
Ratios and Supplemental Data (%)
Total return	38.35%[c]
Ratio of total expenses to average net assets	0.88[d]
Ratio of net investment income/(loss) to average net assets	(0.19)[d]
Portfolio turnover^	—[c]

Harbor Alpha Layering ETF (CONSOLIDATED)
	6-Month Period Ended April 30, 2026	Period from August 13, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$33.13	$30.00
Income from Investment Operations
Net investment income/(loss)[b]	0.28	0.12
Net realized and unrealized gain/(loss) on investments	1.59	3.01
Total from investment operations	1.87	3.13
Less Distributions
Dividends from net investment income	(1.75)	—
Distributions from net realized capital gains	(0.48)	—
Total distributions	(2.23)	—
Net asset value end of period	32.77	33.13
Net assets end of period (000s)	$8,193	$4,142
Ratios and Supplemental Data (%)
Total return	6.05%[c]	10.43%[c]
Ratio of total expenses to average net assets	0.69[d]	0.69[d]
Ratio of net investment income/(loss) to average net assets	1.77[d]	1.72[d]
Portfolio turnover^	367[c]	20[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor AlphaEdge™ Large Cap Value ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from September 4, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$22.82	$20.62	$20.23
Income from Investment Operations
Net investment income/(loss)[b]	0.24	0.53	0.07
Net realized and unrealized gain/(loss) on investments	2.15	1.86	0.32
Total from investment operations	2.39	2.39	0.39
Less Distributions
Dividends from net investment income	(0.36)	(0.17)	—
Distributions from net realized capital gains	—	(0.02)	—
Total distributions	(0.36)	(0.19)	—
Net asset value end of period	24.85	22.82	20.62
Net assets end of period (000s)	$4,349	$5,134	$2,062
Ratios and Supplemental Data (%)
Total return	10.55%[c]	11.67%	1.93%[c]
Ratio of total expenses to average net assets	0.25[d]	0.25	0.25[d]
Ratio of net investment income/(loss) to average net assets	2.00[d]	2.47	1.79[d]
Portfolio turnover^	74[c]	105	12[c]

Harbor AlphaEdge™ Small Cap Earners ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from July 9, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$33.28	$32.57	$29.85
Income from Investment Operations
Net investment income/(loss)[b]	0.37	0.70	0.24
Net realized and unrealized gain/(loss) on investments	5.07	0.78	2.48
Total from investment operations	5.44	1.48	2.72
Less Distributions
Dividends from net investment income	(0.67)	(0.29)	—
Distributions from net realized capital gains	—	(0.48)	—
Total distributions	(0.67)	(0.77)	—
Net asset value end of period	38.05	33.28	32.57
Net assets end of period (000s)	$11,416	$9,152	$6,515
Ratios and Supplemental Data (%)
Total return	16.58%[c]	4.65%	9.11%[c]
Ratio of total expenses to average net assets	0.29[d]	0.29	0.29[d]
Ratio of net investment income/(loss) to average net assets	2.11[d]	2.18	2.32[d]
Portfolio turnover^	41[c]	49	17[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Ares Systematic High Yield ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
	(Unaudited)
Net asset value beginning of period	$46.08	$45.84	$42.35	$42.50	$49.64	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	1.53	3.27	3.47	3.35	2.34	1.70
Net realized and unrealized gain/(loss) on investments	(0.61)	0.24	3.44	(0.37)	(6.94)	(2.07)
Total from investment operations	0.92	3.51	6.91	2.98	(4.60)	(0.37)
Less Distributions
Dividends from net investment income	(1.51)	(3.27)	(3.42)	(3.13)	(2.53)	—
Distributions from net realized capital gains	—	—	—	—	(0.01)	—
Total distributions	(1.51)	(3.27)	(3.42)	(3.13)	(2.54)	—
Net asset value end of period	45.49	46.08	45.84	42.35	42.50	49.64
Net assets end of period (000s)	$143,909	$163,063	$141,574	$107,938	$29,838	$34,844
Ratios and Supplemental Data (%)
Total return	2.68%[c]	8.01%	16.82%	7.08%	(9.49)%	(0.72)%[c]
Ratio of total expenses to average net assets	0.48[d]	0.48	0.48	0.48	0.48	0.48[d]
Ratio of net investment income/(loss) to average net assets	6.77[d]	7.19	7.70	7.72	5.13	3.42[d]
Portfolio turnover^	37[c]	48	38	55	114	1[c]

Harbor Ares Systematic Multi-Sector Income ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Period from September 14, 2021[a] through October 31, 2021
	(Unaudited)
Net asset value beginning of period	$44.40	$43.76	$41.35	$41.88	$49.10	$50.00
Income from Investment Operations
Net investment income/(loss)[b]	1.22	2.63	2.87	2.55	1.42	1.00
Net realized and unrealized gain/(loss) on investments	(0.52)	0.67	2.12	(0.92)	(7.24)	(1.90)
Total from investment operations	0.70	3.30	4.99	1.63	(5.82)	(0.90)
Less Distributions
Dividends from net investment income	(1.44)	(2.66)	(2.58)	(2.16)	(1.40)	—
Total distributions	(1.44)	(2.66)	(2.58)	(2.16)	(1.40)	—
Net asset value end of period	43.66	44.40	43.76	41.35	41.88	49.10
Net assets end of period (000s)	$32,742	$34,408	$33,911	$31,013	$29,314	$34,367
Ratios and Supplemental Data (%)
Total return	2.12%[c]	7.84%	12.36%	3.88%	(12.02)%	(1.80)%[c]
Ratio of total expenses to average net assets	0.50[d]	0.50	0.50	0.50	0.50	0.50[d]
Ratio of net investment income/(loss) to average net assets	5.61[d]	6.03	6.62	6.03	3.15	2.02[d]
Portfolio turnover^	33[c]	59	42	63	124	—[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 9, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$26.32	$22.67	$22.74	$20.92	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.39	0.80	1.03	0.78	0.04
Net realized and unrealized gain/(loss) on investments	7.51	3.58	0.42	1.18	0.88
Total from investment operations	7.90	4.38	1.45	1.96	0.92
Less Distributions
Dividends from net investment income	(1.76)	(0.73)	(1.52)	(0.14)	—
Total distributions	(1.76)	(0.73)	(1.52)	(0.14)	—
Net asset value end of period	32.46	26.32	22.67	22.74	20.92
Net assets end of period (000s)	$3,089,848	$1,190,810	$245,352	$105,728	$63,807
Ratios and Supplemental Data (%)
Total return	32.05%[c]	19.98%	6.90%	9.40%	4.60%[c]
Ratio of total expenses to average net assets	0.68[d]	0.68	0.68	0.68	0.68[d]
Ratio of net investment income/(loss) to average net assets	2.76[d]	3.29	4.64	3.53	0.27[d]

Harbor Disciplined Bond ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from May 1, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$41.75	$41.30	$40.00
Income from Investment Operations
Net investment income/(loss)[b]	0.98	2.01	0.98
Net realized and unrealized gain/(loss) on investments	(0.92)	0.54	1.06
Total from investment operations	0.06	2.55	2.04
Less Distributions
Dividends from net investment income	(1.01)	(2.01)	(0.74)
Distributions from net realized capital gains	—	(0.09)	—
Total distributions	(1.01)	(2.10)	(0.74)
Net asset value end of period	40.80	41.75	41.30
Net assets end of period (000s)	$38,760	$36,535	$26,843
Ratios and Supplemental Data (%)
Total return	0.57%[c]	6.40%	5.11%[c]
Ratio of total expenses to average net assets	0.35[d]	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	4.79[d]	4.90	4.72[d]
Portfolio turnover^	37[c]	40	41[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Dividend Growth Leaders ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022[f]	Year Ended October 31, 2021
	(Unaudited)
Net asset value beginning of period	$16.13	$15.16	$11.98	$12.34	$16.50	$13.13
Income from Investment Operations
Net investment income/(loss)[b]	0.11	0.21	0.22	0.24	0.25[e]	0.19[e]
Net realized and unrealized gain/(loss) on investments	1.91	0.93	3.18	0.25	(1.28)	4.33
Total from investment operations	2.02	1.14	3.40	0.49	(1.03)	4.52
Less Distributions
Dividends from net investment income	(0.13)	(0.17)	(0.22)	(0.38)	(0.18)	(0.16)
Distributions from net realized capital gains	—	—	—	(0.47)	(2.95)	(0.99)
Total distributions	(0.13)	(0.17)	(0.22)	(0.85)	(3.13)	(1.15)
Net asset value end of period	18.02	16.13	15.16	11.98	12.34	16.50
Net assets end of period (000s)	$225,739	$211,383	$278,272	$201,885	$141,675	$156,827
Ratios and Supplemental Data (%)
Total return	12.56%[c]	7.57%	28.47%	4.05%	(8.48)%+	36.30%+
Ratio of total expenses to average net assets	0.50[d]	0.50	0.50	0.50	0.83	1.05
Ratio of net expenses to average net assets	0.50[d]	0.50	0.50	0.50	0.76[e]	0.95[e]
Ratio of net investment income/(loss) to average net assets	1.30[d]	1.36	1.53	1.93	1.86[e]	1.25[e]
Portfolio turnover^	38[c]	81	58	71	78	62

Harbor Emerging Markets Equity ETF
	6-Month Period Ended April 30, 2026	Period from June 4, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$23.74	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.17	0.24
Net realized and unrealized gain/(loss) on investments	4.49	3.50
Total from investment operations	4.66	3.74
Less Distributions
Dividends from net investment income	(0.86)	—
Total distributions	(0.86)	—
Net asset value end of period	27.54	23.74
Net assets end of period (000s)	$7,575	$5,936
Ratios and Supplemental Data (%)
Total return	20.40%[c]	18.70%[c]
Ratio of total expenses to average net assets	0.84[d]	0.84[d]
Ratio of net investment income/(loss) to average net assets	1.38[d]	2.65[d]
Portfolio turnover^	10[c]	5[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Emerging Markets Select ETF
	6-Month Period Ended April 30, 2026	Period from May 14, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$22.91	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.06	0.10
Net realized and unrealized gain/(loss) on investments	3.55	2.81
Total from investment operations	3.61	2.91
Less Distributions
Dividends from net investment income	(0.12)	—
Total distributions	(0.12)	—
Net asset value end of period	26.40	22.91
Net assets end of period (000s)	$11,222	$9,738
Ratios and Supplemental Data (%)
Total return	15.86%[c]	14.55%[c]
Ratio of total expenses to average net assets	0.65[d]	0.65[d]
Ratio of net investment income/(loss) to average net assets	0.57[d]	0.98[d]
Portfolio turnover^	23[c]	40[c]

Harbor Health Care ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Period from November 16, 2022[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$29.96	$26.51	$21.24	$19.86
Income from Investment Operations
Net investment income/(loss)[b]	(0.03)	(0.08)	0.04	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.05)	3.67	5.69	1.44
Total from investment operations	(0.08)	3.59	5.73	1.38
Less Distributions
Dividends from net investment income	(0.01)	(0.10)	(0.16)	—
Distributions from net realized capital gains	(0.06)	(0.04)	(0.30)	—
Total distributions	(0.07)	(0.14)	(0.46)	—
Net asset value end of period	29.81	29.96	26.51	21.24
Net assets end of period (000s)	$27,575	$20,972	$17,229	$4,249
Ratios and Supplemental Data (%)
Total return	(0.25)%[c]	13.60%	27.16%	6.97%[c]
Ratio of total expenses to average net assets	0.80[d]	0.80	0.80	0.80[d]
Ratio of net investment income/(loss) to average net assets	(0.23)[d]	(0.31)	0.14	(0.28)[d]
Portfolio turnover^	70[c]	167	146	133[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Human Capital Factor US Large Cap ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from October 12, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$41.05	$34.73	$24.89	$21.78	$19.96
Income from Investment Operations
Net investment income/(loss)[b]	0.19	0.36	0.31	0.28	0.01
Net realized and unrealized gain/(loss) on investments	2.24	6.04	9.87	2.89	1.81
Total from investment operations	2.43	6.40	10.18	3.17	1.82
Less Distributions
Dividends from net investment income	(0.36)	(0.08)	(0.28)	(0.06)	—
Distributions from net realized capital gains	—	—	(0.06)	—*	—
Total distributions	(0.36)	(0.08)	(0.34)	(0.06)	—
Net asset value end of period	43.12	41.05	34.73	24.89	21.78
Net assets end of period (000s)	$469,995	$439,200	$352,558	$247,646	$217,246
Ratios and Supplemental Data (%)
Total return	5.96%[c]	18.45%	41.23%	14.61%	9.12%[c]
Ratio of total expenses to average net assets	0.35[d]	0.35	0.35	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	0.94[d]	0.98	1.01	1.17	0.98[d]
Portfolio turnover^	28[c]	27	41	22	2[c]

Harbor Human Capital Factor US Small Cap ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Period from April 12, 2023[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$30.87	$28.84	$22.61	$24.70
Income from Investment Operations
Net investment income/(loss)[b]	0.13	0.21	0.23	0.08
Net realized and unrealized gain/(loss) on investments	3.60	2.03	6.12	(2.17)
Total from investment operations	3.73	2.24	6.35	(2.09)
Less Distributions
Dividends from net investment income	(0.18)	(0.21)	(0.12)	—
Total distributions	(0.18)	(0.21)	(0.12)	—
Net asset value end of period	34.42	30.87	28.84	22.61
Net assets end of period (000s)	$157,469	$140,462	$131,237	$102,865
Ratios and Supplemental Data (%)
Total return	12.12%[c]	7.81%	28.09%	(8.46)%[c]
Ratio of total expenses to average net assets	0.60[d]	0.60	0.60	0.60[d]
Ratio of net investment income/(loss) to average net assets	0.82[d]	0.73	0.85	0.60[d]
Portfolio turnover^	63[c]	75	96	12[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor International Compounders ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from September 7, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$30.34	$27.28	$22.44	$19.46	$19.89
Income from Investment Operations
Net investment income/(loss)[b]	0.14	0.42	0.29	0.27	0.02
Net realized and unrealized gain/(loss) on investments	0.42	2.77	4.72	2.73	(0.45)
Total from investment operations	0.56	3.19	5.01	3.00	(0.43)
Less Distributions
Dividends from net investment income	(0.38)	(0.13)	(0.17)	(0.02)	—
Total distributions	(0.38)	(0.13)	(0.17)	(0.02)	—
Net asset value end of period	30.52	30.34	27.28	22.44	19.46
Net assets end of period (000s)	$492,840	$536,299	$234,642	$20,753	$6,324
Ratios and Supplemental Data (%)
Total return	1.86%[c]	11.79%	22.37%	15.44%	(2.16)%[c]
Ratio of total expenses to average net assets	0.55[d]	0.55	0.55	0.55	0.55[d]
Ratio of net investment income/(loss) to average net assets	0.96[d]	1.49	1.05	1.12	0.57[d]
Portfolio turnover^	8[c]	23	3	17	1[c]

Harbor International Equity ETF
	6-Month Period Ended April 30, 2026	Period from June 4, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$22.39	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.14	0.08
Net realized and unrealized gain/(loss) on investments	2.94	2.31
Total from investment operations	3.08	2.39
Less Distributions
Dividends from net investment income	(0.18)	—
Total distributions	(0.18)	—
Net asset value end of period	25.29	22.39
Net assets end of period (000s)	$6,956	$6,157
Ratios and Supplemental Data (%)
Total return	13.86%[c]	11.95%[c]
Ratio of total expenses to average net assets	0.80[d]	0.80[d]
Ratio of net investment income/(loss) to average net assets	1.18[d]	0.87[d]
Portfolio turnover^	—[c]	3[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Long-Short Equity ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from December 4, 2023[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$28.70	$27.94	$24.55
Income from Investment Operations
Net investment income/(loss)[b]	0.06	0.54	(0.05)
Net realized and unrealized gain/(loss) on investments	5.42	0.22	3.44
Total from investment operations	5.48	0.76	3.39
Net asset value end of period	34.18	28.70	27.94
Net assets end of period (000s)	$15,382	$20,089	$22,355
Ratios and Supplemental Data (%)
Total return	21.69%[c]	2.72%	13.81%[c]
Ratio of total expenses to average net assets	2.19[d]	2.28	1.98[d]
Ratio of total expenses excluding dividend and interest expense to average net assets	1.20[d]	1.20	1.20[d]
Ratio of net investment income/(loss) to average net assets	0.37[d]	1.90	(0.19)[d]
Portfolio turnover^	142[c]	308	194[c]

Harbor Long-Term Growers ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Period from February 2, 2022[a] through October 31, 2022
	(Unaudited)
Net asset value beginning of period	$32.27	$25.59	$17.59	$14.45	$19.32
Income from Investment Operations
Net investment income/(loss)[b]	(0.01)	(0.02)	(0.01)	0.01	—*
Net realized and unrealized gain/(loss) on investments	(0.82)	6.70	8.02	3.14	(4.87)
Total from investment operations	(0.83)	6.68	8.01	3.15	(4.87)
Less Distributions
Dividends from net investment income	—	—	(0.01)	(0.01)	—
Total distributions	—	—	(0.01)	(0.01)	—
Net asset value end of period	31.44	32.27	25.59	17.59	14.45
Net assets end of period (000s)	$1,090,326	$1,101,315	$585,312	$184,291	$78,726
Ratios and Supplemental Data (%)
Total return	(2.57)%[c]	26.10%	45.57%	21.82%	(25.22)%[c]
Ratio of total expenses to average net assets	0.57[d]	0.57	0.57	0.57	0.57[d]
Ratio of net investment income/(loss) to average net assets	(0.10)[d]	(0.07)	(0.05)	0.05	0.03[d]
Portfolio turnover^	25[c]	52	53	49	24[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Mid Cap Core ETF
	6-Month Period Ended April 30, 2026	Period from May 1, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$22.29	$19.81
Income from Investment Operations
Net investment income/(loss)[b]	0.10	0.08
Net realized and unrealized gain/(loss) on investments	3.74	2.40
Total from investment operations	3.84	2.48
Less Distributions
Dividends from net investment income	(0.11)	—
Distributions from net realized capital gains	(0.30)	—
Total distributions	(0.41)	—
Net asset value end of period	25.72	22.29
Net assets end of period (000s)	$4,501	$3,900
Ratios and Supplemental Data (%)
Total return	17.44%[c]	12.52%[c]
Ratio of total expenses to average net assets	0.88[d]	0.88[d]
Ratio of net investment income/(loss) to average net assets	0.83[d]	0.69[d]
Portfolio turnover^	—[c]	7[c]

Harbor Mid Cap Value ETF
	6-Month Period Ended April 30, 2026	Period from May 1, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$21.97	$19.70
Income from Investment Operations
Net investment income/(loss)[b]	0.13	0.10
Net realized and unrealized gain/(loss) on investments	3.59	2.17
Total from investment operations	3.72	2.27
Less Distributions
Dividends from net investment income	(0.14)	—
Distributions from net realized capital gains	(0.19)	—
Total distributions	(0.33)	—
Net asset value end of period	25.36	21.97
Net assets end of period (000s)	$4,439	$3,844
Ratios and Supplemental Data (%)
Total return	17.12%[c]	11.52%[c]
Ratio of total expenses to average net assets	0.88[d]	0.88[d]
Ratio of net investment income/(loss) to average net assets	1.09[d]	0.87[d]
Portfolio turnover^	6[c]	5[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Multi-Asset Explorer ETF (CONSOLIDATED)
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Year Ended October 31, 2024	Period from September 13, 2023[a] through October 31, 2023
	(Unaudited)
Net asset value beginning of period	$26.62	$23.19	$19.05	$19.99
Income from Investment Operations
Net investment income/(loss)[b,g]	0.29	0.39	0.66	0.03
Net realized and unrealized gain/(loss) on investments	1.22	3.59	4.05	(0.97)
Total from investment operations	1.51	3.98	4.71	(0.94)
Less Distributions
Dividends from net investment income	(0.78)	(0.26)	(0.57)	—
Distributions from net realized capital gains	—	(0.29)	—	—
Total distributions	(0.78)	(0.55)	(0.57)	—
Net asset value end of period	27.35	26.62	23.19	19.05
Net assets end of period (000s)	$10,941	$7,987	$4,639	$3,334
Ratios and Supplemental Data (%)
Total return	5.80%[c]	17.55%	25.14%	(4.70)%[c]
Ratio of total expenses to average net assets[g]	0.70[d]	0.70	0.70	0.70[d]
Ratio of net investment income/(loss) to average net assets[g]	2.19[d]	1.60	3.04	1.03[d]
Portfolio turnover^	150[c]	155	136	125[c]

Harbor Osmosis Emerging Markets Resource Efficient ETF
	6-Month Period Ended April 30, 2026	Period from December 18, 2024[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$24.39	$20.00
Income from Investment Operations
Net investment income/(loss)[b]	0.16	0.59
Net realized and unrealized gain/(loss) on investments	1.65	3.80
Total from investment operations	1.81	4.39
Less Distributions
Dividends from net investment income	(0.70)	—
Distributions from net realized capital gains	(0.39)	—
Total distributions	(1.09)	—
Net asset value end of period	25.11	24.39
Net assets end of period (000s)	$129,948	$126,207
Ratios and Supplemental Data (%)
Total return	7.84%[c]	21.95%[c]
Ratio of total expenses to average net assets	0.69[d]	0.69[d]
Ratio of net investment income/(loss) to average net assets	1.37[d]	3.04[d]
Portfolio turnover^	83[c]	123[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Osmosis International Resource Efficient ETF
	6-Month Period Ended April 30, 2026	Period from December 11, 2024[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$24.21	$19.63
Income from Investment Operations
Net investment income/(loss)[b]	0.28	0.49
Net realized and unrealized gain/(loss) on investments	1.23	4.09
Total from investment operations	1.51	4.58
Less Distributions
Dividends from net investment income	(1.05)	—
Total distributions	(1.05)	—
Net asset value end of period	24.67	24.21
Net assets end of period (000s)	$139,401	$134,375
Ratios and Supplemental Data (%)
Total return	6.37%[c]	23.33%[c]
Ratio of total expenses to average net assets	0.55[d]	0.55[d]
Ratio of net investment income/(loss) to average net assets	2.34[d]	2.54[d]
Portfolio turnover^	54[c]	52[c]

Harbor PanAgora Dynamic Large Cap Core ETF
	6-Month Period Ended April 30, 2026	Year Ended October 31, 2025	Period from October 9, 2024[a] through October 31, 2024
	(Unaudited)
Net asset value beginning of period	$24.43	$19.83	$20.14
Income from Investment Operations
Net investment income/(loss)[b]	0.09	0.16	(—)*
Net realized and unrealized gain/(loss) on investments	1.56	4.47	(0.31)
Total from investment operations	1.65	4.63	(0.31)
Less Distributions
Dividends from net investment income	(0.09)	(0.03)	—
Total distributions	(0.09)	(0.03)	—
Net asset value end of period	25.99	24.43	19.83
Net assets end of period (000s)	$771,937	$623,670	$5,453
Ratios and Supplemental Data (%)
Total return	6.76%[c]	23.40%	(1.54)%[c]
Ratio of total expenses to average net assets	0.35[d]	0.35	0.35[d]
Ratio of net investment income/(loss) to average net assets	0.70[d]	0.68	(0.13)[d]
Portfolio turnover^	40[c]	53	—[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor SMID Cap Core ETF
	6-Month Period Ended April 30, 2026	Period from May 1, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$22.38	$19.82
Income from Investment Operations
Net investment income/(loss)[b]	0.07	0.06
Net realized and unrealized gain/(loss) on investments	4.49	2.50
Total from investment operations	4.56	2.56
Less Distributions
Dividends from net investment income	(0.08)	—
Distributions from net realized capital gains	(0.23)	—
Total distributions	(0.31)	—
Net asset value end of period	26.63	22.38
Net assets end of period (000s)	$4,660	$3,358
Ratios and Supplemental Data (%)
Total return	20.60%[c]	12.92%[c]
Ratio of total expenses to average net assets	0.88[d]	0.88[d]
Ratio of net investment income/(loss) to average net assets	0.58[d]	0.58[d]
Portfolio turnover^	3[c]	6[c]

Harbor SMID Cap Value ETF
	6-Month Period Ended April 30, 2026	Period from May 1, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$23.71	$19.82
Income from Investment Operations
Net investment income/(loss)[b]	0.09	0.08
Net realized and unrealized gain/(loss) on investments	5.37	3.81
Total from investment operations	5.46	3.89
Less Distributions
Dividends from net investment income	(0.13)	—
Distributions from net realized capital gains	(0.56)	—
Total distributions	(0.69)	—
Net asset value end of period	28.48	23.71
Net assets end of period (000s)	$4,983	$4,149
Ratios and Supplemental Data (%)
Total return	23.54%[c]	19.63%[c]
Ratio of total expenses to average net assets	0.88[d]	0.88[d]
Ratio of net investment income/(loss) to average net assets	0.68[d]	0.69[d]
Portfolio turnover^	4[c]	9[c]
The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust Financial Highlights
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

Harbor Transformative Technologies ETF
	6-Month Period Ended April 30, 2026	Period from April 16, 2025[a] through October 31, 2025
	(Unaudited)
Net asset value beginning of period	$29.49	$19.54
Income from Investment Operations
Net investment income/(loss)[b]	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on investments	0.59	9.99
Total from investment operations	0.54	9.95
Net asset value end of period	30.03	29.49
Net assets end of period (000s)	$6,756	$5,899
Ratios and Supplemental Data (%)
Total return	1.83%[c]	50.92%[c]
Ratio of total expenses to average net assets	0.69[d]	0.69[d]
Ratio of net investment income/(loss) to average net assets	(0.33)[d]	(0.29)[d]
Portfolio turnover^	7[c]	13[c]

^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
*	Less than $0.01
+	The total return would have been lower had management fee not been waived during the period shown.
a	Commencement of Operations
b	Amounts are based on average daily shares outstanding during the period.
c	Unannualized
d	Annualized
e	Reflects the Advisor’s waiver, if any, of its management fee.
f	On May 20, 2022, the Westfield Capital Dividend Growth Fund was reorganized and converted from a mutual fund into Harbor Dividend Growth Leaders ETF.
g
The per share net investment income/(loss) and the ratios of income and expenses to average net assets represents the expenses paid by the Fund but does not include the acquired fund fees and expenses from the underlying funds.

The accompanying notes are an integral part of the Financial Statements.

⬤

Harbor ETF Trust
Notes to Financial Statements—April 30, 2026 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2026, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, Harbor Long-Term Growers ETF, and Harbor PanAgora Dynamic Large Cap Core ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Active Small Cap ETF
Harbor Active Small Cap Growth ETF
Harbor AI Inflection Strategy ETF
Harbor Alpha Layering ETF (Consolidated)
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Small Cap Earners ETF
Harbor Ares Systematic High Yield ETF
Harbor Ares Systematic Multi-Sector Income ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF
The following Funds commenced operations during the period ended April 30, 2026:
Commencement Date
Harbor AI Inflection Strategy ETF	12/17/2025
Harbor Active Small Cap Growth ETF	01/14/2026
Effective March 1, 2026, the Harbor Scientific High-Yield ETF and Harbor Scientific Alpha Income ETF names were changed to Harbor Ares Systematic High Yield ETF and Harbor Ares Systematic Multi-Sector Income ETF, respectively.
Each Fund is considered a single operating segment. Harbor Capital’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the Funds, collectively act as the chief operating decision maker (“CODM”). Each Fund has a single investment strategy, as disclosed in its respective prospectus, against which the CODM, through various management committees, assesses its performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total return, expense ratio and changes in net assets as reflected in each Fund’s financial statements.
Harbor Multi-Asset Explorer ETF invests primarily in unaffiliated investment companies. The recent financial statements of the underlying funds, including the accounting policies and schedules of investments, should be read in conjunction with the Fund’s financial statements. The expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the underlying funds.

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Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants, and centrally cleared swaps agreements) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom London Stock Exchange securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term debt securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) swap agreements value is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as underlying asset prices, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. OTC swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

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Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on the ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available, or based on management’s estimates when actual information has not yet been reported. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses are recognized as a component of interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Harbor Alpha Layering ETF’s, Harbor Commodity All-Weather Strategy ETF’s, and Harbor Multi-Asset Explorer ETF’s Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations and Consolidated Statements of Changes in Net Assets include the investments and account balances of each Fund and its wholly owned subsidiary, Harbor Cayman Alpha Layering Ltd., Harbor Cayman Inflation Focus Ltd., and Harbor Cayman Multi-Asset Ltd., respectively (individually, the “Subsidiary”). Each Fund’s Subsidiary enables each Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. All interfund transactions have been eliminated in the consolidation.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.

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Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Each Fund may be subject to taxes imposed by foreign countries in which it invests. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign country’s tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.
Net realized gains or losses on investments resulting from in-kind creation unit redemptions, if any, are recognized in each Fund’s Statement of Operations. Such realized gains or losses are not taxable to a Fund and are reclassified from Distributable earnings (loss) to Paid-in capital at the end of a Fund’s tax year.
The Advisor has analyzed each Fund’s tax positions on the open tax years (in particular, U.S. federal income tax returns for the tax years ended October 31, 2022-2024), if applicable, including all positions expected to be taken upon filing the 2025 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in its Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty through which it made the short sale to serve as collateral for its obligation to deliver the borrowed security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee or premium to borrow securities or maintain an arrangement with a counterparty to borrow securities and is obligated to pay any accrued interest and dividends on these borrowed securities. Dividends declared on securities sold short are accrued on the ex-dividend date and are recorded as expenses in the Fund’s Statement of Operations. If the price of the security sold short increases between the time the short sale originated and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Until the borrowed security is replaced, the Fund will pledge cash or liquid investments sufficient to cover its short position with the Fund’s custodian. Because there is no limit to the amount of the potential increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
During the period, Harbor Long-Short Equity ETF engaged in short sale transactions. The Fund has engaged State Street Bank and Trust Company (“State Street”) to provide prime brokerage and lending services. In accordance with the terms of the Fund’s agreement with State Street, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated and accrued daily based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The prime services fee is included in Dividend and interest expense on investments sold short in the Fund’s Statement of Operations.

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Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the  fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making  cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet  margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Harbor Alpha Layering ETF (Consolidated) and Harbor Ares Systematic Multi-Sector Income ETF held futures contracts. Harbor Alpha Layering ETF (Consolidated) used futures contracts to gain exposure across global equities, fixed income securities, currencies and commodities markets. Harbor Ares Systematic Multi-Sector Income ETF used futures contracts to gain exposure to the fixed income securities.
Options
An option is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
During the period, Harbor Long-Short Equity ETF purchased option contracts to manage its exposure to equity markets.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
During the period, Harbor Emerging Markets Select ETF and Harbor Long-Short Equity ETF held rights and/or warrants as a result of their investments in underlying securities.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statements of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from brokers on the Statements of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.
During the period, Harbor Ares Systematic Multi-Sector Income ETF used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer or as a seller to gain credit exposure to an issuer. As of April 30, 2026, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $5,500,000.

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Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swaps held by Harbor Commodity All-Weather Strategy ETF (Consolidated), which generally are reset monthly, may be terminated by the Funds at any time.
During the period, Harbor Commodity All-Weather Strategy ETF (Consolidated) used excess return swaps to gain exposure to commodities markets.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. A large shareholder risk may also exist in certain Funds whereby certain large shareholders, including authorized participants, may from time to time own a substantial amount of the Funds' shares. Therefore, the redemption of Funds' shares by these large shareholders could have a significant impact to the Funds. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities, U.S. government obligations, investments sold short and in-kind transactions, if any, for each Fund for the period ended April 30, 2026 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Active Small Cap ETF	$4,013	$4,109
Harbor Active Small Cap Growth ETF	1,099	1,160
Harbor AI Inflection Strategy ETF	—	—
Harbor Alpha Layering ETF (Consolidated)	9,422	9,698
Harbor AlphaEdge™ Large Cap Value ETF	3,681	3,716
Harbor AlphaEdge™ Small Cap Earners ETF	4,231	4,727
Harbor Ares Systematic High Yield ETF	58,601	61,911
Harbor Ares Systematic Multi-Sector Income ETF	10,299	10,867
Harbor Commodity All-Weather Strategy ETF (Consolidated)	—	—
Harbor Disciplined Bond ETF	16,943	13,809
Harbor Dividend Growth Leaders ETF	81,552	85,756
Harbor Emerging Markets Equity ETF	726	690
Harbor Emerging Markets Select ETF	2,287	2,289
Harbor Health Care ETF	18,062	18,071
Harbor Human Capital Factor US Large Cap ETF	127,138	130,389
Harbor Human Capital Factor US Small Cap ETF	92,641	93,438
Harbor International Compounders ETF	70,725	41,686
Harbor International Equity ETF	—	—
Harbor Long-Short Equity ETF	30,886	29,930
Harbor Long-Term Growers ETF	259,593	267,386
Harbor Mid Cap Core ETF	—	126
Harbor Mid Cap Value ETF	252	284
Harbor Multi-Asset Explorer ETF (Consolidated)	14,180	14,319
Harbor Osmosis Emerging Markets Resource Efficient ETF	103,157	108,948
Harbor Osmosis International Resource Efficient ETF	74,270	73,174
Harbor PanAgora Dynamic Large Cap Core ETF	265,292	268,275
Harbor SMID Cap Core ETF	110	137
Harbor SMID Cap Value ETF	160	311
Harbor Transformative Technologies ETF	451	703

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
For the period ended April 30, 2026, the following Funds engaged in in-kind transactions associated with Creation Unit purchases and redemptions:
	Purchases (000s)	Sales (000s)
Harbor Active Small Cap ETF	$499	$7,904
Harbor Active Small Cap Growth ETF	3,513	—
Harbor AI Inflection Strategy ETF	4,102	—
Harbor Alpha Layering ETF (Consolidated)	1,066	—
Harbor AlphaEdge™ Large Cap Value ETF	1,812	2,983
Harbor AlphaEdge™ Small Cap Earners ETF	4,526	3,212
Harbor Ares Systematic High Yield ETF	18,889	35,338
Harbor Ares Systematic Multi-Sector Income ETF	—	1,028
Harbor Disciplined Bond ETF	1,022	—
Harbor Dividend Growth Leaders ETF	21,965	31,299
Harbor Emerging Markets Equity ETF	208	—
Harbor Health Care ETF	6,978	—
Harbor Human Capital Factor US Large Cap ETF	107,981	96,274
Harbor Human Capital Factor US Small Cap ETF	82,002	79,164
Harbor International Compounders ETF	12,162	106,708
Harbor Long-Short Equity ETF	4,676	13,426
Harbor Long-Term Growers ETF	120,027	102,294
Harbor Multi-Asset Explorer ETF (Consolidated)	3,335	668
Harbor Osmosis International Resource Efficient ETF	31,198	34,386
Harbor PanAgora Dynamic Large Cap Core ETF	274,978	173,269
Harbor SMID Cap Core ETF	571	—
Harbor Transformative Technologies ETF	1,400	706
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 3—INVESTMENT PORTFOLIO TRANSACTIONS—Continued
sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Funds that engaged in securities lending during the period and summarizes the value of equity securities loaned and related cash and non-cash collateral as of April 30, 2026.
	Value of Securities on Loan (000s)	Cash Collateral (000s)	Non-Cash Collateral (000s)
Harbor International Compounders ETF	$7,281	$7,540	$108
Harbor Osmosis International Resource Efficient ETF	—	—	—
NOTE 4—CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value (“NAV”). The Advisor determines the number of shares that constitutes a Creation Unit and only authorized participants are permitted to purchase or redeem Creation Units from the Funds. Except when aggregated in Creation Units, shares of each Fund are not redeemable. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for Creation Units will generally consist of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets.
From time to time, settlement of securities related to the purchase or redemption of Creation Units may be delayed and are reflected as Capital shares sold or Capital shares reacquired in the Statements of Assets and Liabilities.
NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services. Each Fund has a separate advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Advisor pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 5—FEES AND OTHER TRANSACTIONS WITH AFFILIATES—Continued
The advisory agreements provide for a management fee based on an annual percentage rate of average daily net assets as follows:
Management Fee
Harbor Active Small Cap ETF	0.80%
Harbor Active Small Cap Growth ETF	0.80
Harbor AI Inflection Strategy ETF	0.88
Harbor Alpha Layering ETF (Consolidated)	0.69
Harbor AlphaEdge™ Large Cap Value ETF	0.25
Harbor AlphaEdge™ Small Cap Earners ETF	0.29
Harbor Ares Systematic High Yield ETF	0.48
Harbor Ares Systematic Multi-Sector Income ETF	0.50
Harbor Commodity All-Weather Strategy ETF (Consolidated)	0.68
Harbor Disciplined Bond ETF	0.35
Harbor Dividend Growth Leaders ETF	0.50
Harbor Emerging Markets Equity ETF	0.84
Harbor Emerging Markets Select ETF	0.65
Harbor Health Care ETF	0.80
Harbor Human Capital Factor US Large Cap ETF	0.35
Harbor Human Capital Factor US Small Cap ETF	0.60
Harbor International Compounders ETF	0.55
Harbor International Equity ETF	0.80
Harbor Long-Short Equity ETF	1.20
Harbor Long-Term Growers ETF	0.57
Harbor Mid Cap Core ETF	0.88
Harbor Mid Cap Value ETF	0.88
Harbor Multi-Asset Explorer ETF (Consolidated)	0.70
Harbor Osmosis Emerging Markets Resource Efficient ETF	0.69
Harbor Osmosis International Resource Efficient ETF	0.55
Harbor PanAgora Dynamic Large Cap Core ETF	0.35
Harbor SMID Cap Core ETF	0.88
Harbor SMID Cap Value ETF	0.88
Harbor Transformative Technologies ETF	0.69
Independent Trustees
The Advisor is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2026 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Active Small Cap ETF	$14,188	$1,487	$ (2,459)	$ (972)
Harbor Active Small Cap Growth ETF	3,451	407	(268)	139
Harbor AI Inflection Strategy ETF	4,102	1,370	(112)	1,258
Harbor Alpha Layering ETF (Consolidated)	3,285	430	(194)	236
Harbor AlphaEdge™ Large Cap Value ETF *	4,059	397	(109)	288
Harbor AlphaEdge™ Small Cap Earners ETF *	10,427	1,566	(595)	971
Harbor Ares Systematic High Yield ETF *	137,949	2,364	(1,660)	704
Harbor Ares Systematic Multi-Sector Income ETF *	30,171	592	(244)	348
Harbor Commodity All-Weather Strategy ETF (Consolidated)*	2,690,398	1	(260)	(259)
Harbor Disciplined Bond ETF *	38,088	473	(310)	163
Harbor Dividend Growth Leaders ETF *	159,147	58,848	(355)	58,493
Harbor Emerging Markets Equity ETF	5,433	2,203	(365)	1,838
Harbor Emerging Markets Select ETF *	8,564	3,191	(754)	2,437
Harbor Health Care ETF	24,858	3,773	(1,180)	2,593
Harbor Human Capital Factor US Large Cap ETF *	354,564	126,276	(10,879)	115,397
Harbor Human Capital Factor US Small Cap ETF *	141,639	22,668	(6,825)	15,843
Harbor International Compounders ETF *	435,379	81,621	(34,531)	47,090
Harbor International Equity ETF *	5,411	1,778	(379)	1,399
Harbor Long-Short Equity ETF (includes investments sold short) *	4,389	4,659	(446)	4,213
Harbor Long-Term Growers ETF *	805,362	283,536	(19,123)	264,413
Harbor Mid Cap Core ETF	3,412	1,053	(118)	935
Harbor Mid Cap Value ETF	3,572	1,013	(195)	818
Harbor Multi-Asset Explorer ETF (Consolidated)*	10,446	554	(82)	472
Harbor Osmosis Emerging Markets Resource Efficient ETF	116,583	18,688	(4,347)	14,341
Harbor Osmosis International Resource Efficient ETF *	123,953	20,272	(4,576)	15,696
Harbor PanAgora Dynamic Large Cap Core ETF *	674,453	117,298	(22,081)	95,217
Harbor SMID Cap Core ETF	3,547	1,157	(147)	1,010
Harbor SMID Cap Value ETF	3,500	1,434	(100)	1,334
Harbor Transformative Technologies ETF *	5,026	1,668	(195)	1,473

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2026, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2026, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
Harbor Alpha Layering ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)	Foreign Exchange Contracts (000s)	Equity Contracts (000s)	Commodity Contracts (000s)	Total (000s)
Assets
Variation margin on futures contracts	$70	$—	$179	$90	$339
Liabilities
Variation margin on futures contracts	(1)	(94)	—	(100)	(195)

Harbor Ares Systematic Multi-Sector Income ETF
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Assets
Variation margin on centrally cleared swap agreements[a,b]	$—	$37	$37
Liabilities
Variation margin on futures contracts	(65)	—	(65)

a
Balance includes cumulative appreciation/depreciation of contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

b	Net of upfront premium paid of $156

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Unrealized appreciation on OTC swap agreements	$—

Harbor Long-Short Equity ETF
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Purchased options (included in Investments, at value)	$24

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2026, were:
Harbor Alpha Layering ETF (CONSOLIDATED)
	Interest Rate Contracts (000s)	Foreign Exchange Contracts (000s)	Equity Contracts (000s)	Commodity Contracts (000s)	Total (000s)
Net realized gain/(loss) on derivatives
Futures Contracts	$(240)	$(74)	$168	$532	$386
	Interest Rate Contracts (000s)	Foreign Exchange Contracts (000s)	Equity Contracts (000s)	Commodity Contracts (000s)	Total (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures Contracts	$72	$(179)	$124	$(67)	$(50)

Harbor Ares Systematic Multi-Sector Income ETF
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Net realized gain/(loss) on derivatives
Futures contracts	$(16)	$—	$(16)
Swap agreements	—	(5)	(5)
Net realized gain/(loss) on derivatives	$(16)	$(5)	$(21)
	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Futures contracts	$(93)	$—	$(93)
Swap agreements	—	34	34
Change in net unrealized appreciation/(depreciation) on derivatives	$(93)	$34	$(59)

Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)
Commodity Contracts (000s)
Net realized gain/(loss) on derivatives
Swap agreements	$554,239
Commodity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Swap agreements	$—

Harbor Emerging Markets Select ETF
Equity Contracts (000s)
Net realized gain/(loss) on derivatives
Rights/Warrants (included in Investments)	$6

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 7—DERIVATIVES—Continued
Harbor Long-Short Equity ETF
Equity Contracts (000s)
Net realized gain/(loss) on derivatives
Purchased options (included in Investments)	$(193)
Rights/Warrants (included in Investments)	4
Net realized gain/(loss) on derivatives	$(189)
Equity Contracts (000s)
Change in net unrealized appreciation/(depreciation) on derivatives
Purchased options (included in Investments)	$(296)
Rights/Warrants (included in Investments)	(5)
Change in net unrealized appreciation/(depreciation) on derivatives	$(301)
NOTE 8—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Consolidated Statement of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the period ended April 30, 2026, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of April 30, 2026, Harbor Commodity All-Weather Strategy ETF (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2026.

⬤

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 8—OFFSETTING ASSETS AND LIABILITIES—Continued
HARBOR COMMODITY ALL-WEATHER STRATEGY ETF (CONSOLIDATED)

Counterparty	Collateral (Received)/ Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Inflation Focus Ltd. (Subsidiary)[a]
Goldman Sachs International	$44,880	$—
Macquarie Bank Limited	54,169	—

*Of the total collateral received and/or pledged shown in the above table, cash of $99,049 included in “Due from broker” on the Consolidated Statements of Assets and Liabilities, was pledged as collateral for swaps held in the Subsidiary.

aHarbor Cayman Inflation Focus Ltd. is recognized as a separate legal entity for the purpose of the ISDA agreement.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
NOTE 9—SUBSEQUENT EVENTS
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)

FORM N-CSR ITEMS 8-11
ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Harbor Capital Advisors Inc., the Funds’ investment advisor, is responsible for bearing expenses associated with independent trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.
ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement(s) of each Fund be approved initially, and following an initial two-year term, at least annually, by Harbor ETF Trust’s (the “Trust”) Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR EXCHANGE-TRADED FUNDS
At a meeting of the Board held on February 18-20, 2026 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital, the advisor to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Active Small Cap ETF, Harbor AlphaEdge Large Cap Value ETF (Investment Advisory Agreement only), Harbor AlphaEdge Small Cap Earners ETF (Investment Advisory Agreement only), Harbor Commodity All-Weather Strategy ETF, Harbor Disciplined Bond ETF, Harbor Dividend Growth Leaders ETF, Harbor Health Care ETF, Harbor Human Capital Factor US Large Cap ETF (Investment Advisory Agreement only), Harbor Human Capital Factor US Small Cap ETF (Investment Advisory Agreement only), Harbor International Compounders ETF, Harbor Long-Short Equity ETF, Harbor Long-Term Growers ETF, Harbor Multi-Asset Explorer ETF (Investment Advisory Agreement only), Harbor Osmosis Emerging Markets Resource Efficient ETF, Harbor Osmosis International Resource Efficient ETF, Harbor PanAgora Dynamic Large Cap Core ETF, Harbor Ares Systematic High Yield ETF (formerly, Harbor Scientific Alpha High-Yield ETF) and Harbor Ares Systematic Multi-Sector Income ETF (formerly, Harbor Scientific Alpha Income ETF) (each a “Fund” and, collectively, the “Funds”). The Trustees noted that the Investment Advisory Agreement and Subadvisory Agreements for certain other series of the Trust were in their initial two-year terms and therefore not up for renewal at the meeting.
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, as applicable, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser. These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees. The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, the Trust’s operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.
In considering the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;
•The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;
•The profitability of Harbor Capital with respect to each Fund;
•The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of subadvisory fees, for the investment advisory and related services, including investment, business, legal, compliance, trading (in certain cases), financial and administrative services, that Harbor Capital provides;
•The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;
•The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies and Harbor Capital’s explanations for above-median fees and expense ratios in certain instances;
•The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;
•Any “fall out” benefits that might inure to Harbor Capital, the Subadvisers and their respective affiliates as a result of their relationship with the Funds;
•Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of Harbor Capital and each applicable Subadviser;
•Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers;
•Information contained in materials compiled by Morningstar as to the investment returns of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers; and
•The Funds’ advisory fees relative to the advisory fees that Harbor Capital charges to manage certain collective investment trusts using the same strategies as certain of the Funds, though the Trustees did not consider these comparisons to be a material factor given Harbor Capital’s greater level of responsibilities and additional services provided with respect to the Funds, as well as the more extensive regulatory requirements and risks associated with managing the Funds.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
Nature, Extent, and Quality of Services
The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser. In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement(s), the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital with the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary. The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.
The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Trust, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to the Trust’s operations. The Trustees determined that Harbor Capital has the expertise and resources to manage and effectively operate each Fund.
The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, its approach to controlling risk, and the quality and extent of its investment capabilities and resources, including the nature and extent of research it receives from broker-dealers (to the extent applicable) and other sources. In their deliberations with respect to each applicable Fund, the Trustees considered the history of the Trust’s relationship with each Subadviser and the Trust’s experience with each Subadviser in this capacity.
The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund. The Trustees regularly receive presentations by investment professionals from the Subadvisers. The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.
Investment Performance, Advisory Fees and Expense Ratios
In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar. The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Trustees analyzed the performance of each Fund, the advisory fees of each Fund, and the expenses of each Fund and made certain observations and findings as to each Fund as noted below.  In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.
Harbor Active Small Cap ETF. The Trustees considered Harbor Active Small Cap ETF (inception date August 28, 2024), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the fourth quartile for the period ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the Russell 2000 Growth Index, for the one-year and since inception periods ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of Byron Place Capital Management, LLC (“Byron Place”) in managing assets generally and in the small cap equity strategy specifically, noting that Byron Place managed approximately $14.9 million in assets in this strategy, out of a firm-wide total of approximately $48.2 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of Byron Place.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was above the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor AlphaEdge Large Cap Value ETF. The Trustees considered Harbor AlphaEdge Large Cap Value ETF (inception date September 4, 2024), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Harbor AlphaEdge Large Cap Value Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the first quartile for the period ended

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
December 31, 2025. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the group median and above the universe median. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor AlphaEdge Small Cap Earners ETF. The Trustees considered Harbor AlphaEdge Small Cap Earners ETF (inception date July 9, 2024), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Harbor AlphaEdge Small Cap Earners Index. The Trustees observed that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-year period ended December 31, 2025, and was in line with its Broadridge universe median for the since inception period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the second quartile for the period ended December 31, 2025. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor Commodity All-Weather Strategy ETF. The Trustees considered Harbor Commodity All-Weather Strategy ETF (inception date February 9, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Quantix Commodity Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year, three-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns each ranked in the first quartile for the periods ended December 31, 2025. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered the expertise of Quantix Commodities LP (“Quantix”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Quantix managed approximately $688 million in assets in this strategy, out of a firm-wide total of approximately $4.5 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy. The Trustees noted that Quantix is the index provider for the Fund’s underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the group median and above the universe median. The Trustees noted that the Advisor’s profitability in operating the Fund was not excessive.
Harbor Disciplined Bond ETF. The Trustees considered Harbor Disciplined Bond ETF (inception date May 1, 2024), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the third quartile for the period ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year and since inception periods ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
The Trustees considered the expertise of IR+M in managing assets generally and in the core plus strategy specifically, noting that IR+M managed approximately $4.8 billion in core plus assets out of a firm-wide total of approximately $131 billion in assets under management as of December 31, 2025. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the universe median and above the group median. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor Dividend Growth Leaders ETF. The Trustees considered Harbor Dividend Growth Leaders ETF (inception date April 30, 2010 for predecessor fund), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-, three- and five-year periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-, three-, and five-year rolling returns each ranked in the third quartile for the periods ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the Nasdaq Dividend Achievers Select Total Return Index, for the one-, three- and five-year periods ended December 31, 2025.
The Trustees considered the expertise of Westfield Capital in managing assets generally and specifically with respect to the Fund’s strategy, noting that Westfield Capital managed approximately $372 million in assets in this strategy, out of a firm-wide total of approximately $24.4 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the group median and above the universe median. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor Health Care ETF. The Trustees considered Harbor Health Care ETF (inception date November 16, 2022), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year, three-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns each ranked in the first quartile for the periods ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the Russell 3000 Growth Health Care Index, for the one-year, three-year and since inception periods ended December 31, 2025.
The Trustees considered the expertise of Westfield Capital in managing assets generally and specifically with respect to the Fund’s strategy, noting that Westfield Capital managed approximately $40.3 million in assets in this strategy, out of a firm-wide total of approximately $24.4 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was above the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor Human Capital Factor US Large Cap ETF. The Trustees considered Harbor Human Capital Factor US Large Cap ETF (inception date October 12, 2022), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the CIBC Human Capital Index. The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the three-year and since inception periods ended December 31, 2025, and was in line with its Broadridge universe median for the one-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns ranked in the third and first quartile, respectively, for the periods ended December 31, 2025. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was above the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor Human Capital Factor US Small Cap ETF. The Trustees considered Harbor Human Capital Factor US Small Cap ETF (inception date April 13, 2023), noting that the Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Human Capital Factor Small Cap Index. The Trustees observed that, according to the Broadridge report, the Fund was in line with its Broadridge universe median for the one-year period ended December 31, 2025, and underperformed its Broadridge universe median for the since inception period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the second quartile for the period ended December 31, 2025. The Trustees also considered the Fund’s performance relative to that of its underlying index and the reasons for tracking error between Fund and index performance. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track its underlying index.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was above the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was not excessive.
Harbor International Compounders ETF. The Trustees considered Harbor International Compounders ETF (inception date September 7, 2022). The Trustees observed that, according to the Broadridge report, the Fund was in line with its Broadridge universe median for the since inception period ended December 31, 2025, and underperformed its Broadridge universe median for the one- and three-year periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns each ranked in the third quartile for the periods ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-year, three-year and since inception periods ended December 31, 2025.
The Trustees considered the expertise of C WorldWide in managing assets generally and specifically with respect to the Fund’s strategy, noting that C WorldWide managed approximately $3.2 billion in assets in this strategy, out of a firm-wide total of approximately $15.4 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was not excessive.
Harbor Long-Short Equity ETF. The Trustees considered Harbor Long-Short Equity ETF (inception date December 4, 2023), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the fourth quartile for the period ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the HFRX Equity Hedge Index, for the one-year and since inception periods ended December 31, 2025. The Trustees noted that the performance of the Fund’s predecessor private fund was not included in the comparative information provided. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of Disciplined Alpha, LLC in managing assets generally and specifically with respect to the Fund’s strategy, noting that Disciplined Alpha, LLC managed approximately $20 million in assets in this strategy, out of a firm-wide total of approximately $21.8 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this strategy, noting that he is the founder of Disciplined Alpha.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was above the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
Harbor Long-Term Growers ETF. The Trustees considered Harbor Long-Term Growers ETF (inception date February 2, 2022). The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the three-year period ended December 31, 2025, was in line with its Broadridge universe median for the since inception period ended December 31, 2025, and underperformed its Broadridge universe median for the one-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns ranked in the third and first quartile, respectively, for the periods ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the Russell 1000 Growth Index, for the three-year period ended December 31, 2025, and underperformed its benchmark for the one-year and since inception periods ended December 31, 2025.
The Trustees considered the expertise of Jennison in managing assets generally and specifically with respect to the Fund’s strategy, noting that Jennison managed approximately $1.1 billion in assets in this strategy, out of a firm-wide total of approximately $214 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the universe median and equal to the group median. The Trustees noted that the Advisor’s profitability in operating the Fund was not excessive.
Harbor Multi-Asset Explorer ETF. The Trustees considered Harbor Multi-Asset Explorer ETF (inception date September 13, 2023), noting that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the first quartile for the period ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the ICE BofA 0-3 Month US Treasury Bill Total Return Index, for the one-year and since-inception periods ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of Harbor Capital in managing assets generally and specifically with respect to the Fund’s strategy, noting that Harbor Capital managed approximately $8 million in assets in this strategy. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor Osmosis Emerging Markets Resource Efficient ETF. The Trustees considered Harbor Osmosis Emerging Markets Resource Efficient ETF (inception date December 17, 2024). The Trustees observed that, according to the Broadridge report, the Fund had underperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the fourth quartile for the period ended December 31, 2025. The Trustees also considered that the Fund had underperformed its benchmark, the MSCI Emerging Markets Index, for the one-year and since inception periods ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of Osmosis Investment Management US LLC (“Osmosis”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that Osmosis managed approximately $120 million in assets in this strategy, out of a firm-wide total of approximately $307 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the group median and above the universe median. The Trustees noted that the Advisor’s profitability in operating the Fund was not excessive.
Harbor Osmosis International Resource Efficient ETF. The Trustees considered Harbor Osmosis International Resource Efficient ETF (inception date December 11, 2024). The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the second quartile for the period ended

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the MSCI World ex USA Index, for the one-year and since inception periods ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of Osmosis in managing assets generally and specifically with respect to the Fund’s strategy, noting that Osmosis managed approximately $133.8 million in assets in this strategy, out of a firm-wide total of approximately $307 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was equal to the group median and above the universe median. The Trustees noted that the Advisor’s profitability in operating the Fund was not excessive.
Harbor PanAgora Dynamic Large Cap Core ETF. The Trustees considered Harbor PanAgora Dynamic Large Cap Core ETF (inception date October 9, 2024). The Trustees observed that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025. The Morningstar data presented showed that the Fund’s one-year return ranked in the first quartile for the period ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the S&P 500 Index, for the one-year and since inception periods ended December 31, 2025. The Trustees noted that the short time period since the Fund’s inception did not support making any significant conclusions about the Fund’s performance.
The Trustees considered the expertise of PanAgora Asset Management, Inc. (“PanAgora”) in managing assets generally and specifically with respect to the Fund’s strategy, noting that PanAgora managed approximately $6.46 billion in assets in this strategy, out of a firm-wide total of approximately $43.8 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was below the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor Ares Systematic High Yield ETF. The Trustees considered Harbor Ares Systematic High Yield ETF (inception date September 14, 2021), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the three-year and since inception periods ended December 31, 2025, and was in line with its Broadridge universe median for the one-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns ranked in the second and first quartile, respectively, for the periods ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the ICE BofA U.S. High-Yield Index, for the three-year and since inception periods ended December 31, 2025, and underperformed the benchmark for the one-year period ended December 31, 2025.
The Trustees considered the expertise of BlueCove in managing assets generally and specifically with respect to the Fund’s strategy, noting that BlueCove managed approximately $166.6 million in assets in this strategy, out of a firm-wide total of approximately $5.5 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was above the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
Harbor Ares Systematic Multi-Sector Income ETF. The Trustees considered Harbor Ares Systematic Multi-Sector Income ETF (inception date September 14, 2021), noting that, according to the Broadridge report, the Fund had outperformed its Broadridge universe median for the one-year and since inception periods ended December 31, 2025, and was in line with its Broadridge universe median for the three-year period ended December 31, 2025. The Morningstar data presented showed that the Fund’s one- and three-year rolling returns each ranked in the second quartile for the periods ended December 31, 2025. The Trustees also considered that the Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year, three-year and since inception periods ended December 31, 2025.

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
The Trustees considered the expertise of BlueCove in managing assets generally and specifically with respect to the Fund’s strategy, noting that BlueCove managed approximately $34.5 million in assets in this strategy, out of a firm-wide total of approximately $5.5 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this strategy.
The Trustees considered that the Investment Advisory Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to Harbor Capital and Harbor Capital pays the Fund’s operating expenses, with limited exceptions. The Trustees noted that the Broadridge comparison of expenses showed the Fund’s actual total expense ratio was above the group and universe medians. The Trustees noted that the Advisor’s profitability in operating the Fund was negative.
The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.
Profitability
The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability. The Trustees concluded that the allocation methodology was reasonable and that a reasonable level of profitability was important to provide suitable incentives for Harbor Capital to continue to attract and maintain high quality personnel and to invest in infrastructure and other resources to support and enhance the Funds’ operations. In considering Harbor Capital’s profitability generally, the Trustees also considered any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds. The Trustees also considered that profitability calculations with respect to advisory operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital. The Trustees determined that Harbor Capital’s profitability in operating each Fund was not excessive.
Economies of Scale
The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. As noted above, the Trustees concluded that Harbor Capital’s profitability in each case was not excessive. They concluded that the Funds’ fee structures reflected economies of scale to date and that breakpoints in these fee structures were not required at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, and its payment of fund expenses (with limited exceptions) in accordance with the unitary fee arrangement. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF Harbor AI INFLECTION STRATEGY ETF
At a meeting of the Board held on November 19-21, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor AI Inflection Strategy ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Advisor, the Trust, on behalf of the Fund, and EARNEST Partners LLC (the “Subadviser” or “EARNEST”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Advisor and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Advisor resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadviser in its capacity as a subadviser for other Harbor funds. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Advisor and Subadviser. The Trustees also discussed with representatives of the Advisor, at the Meeting and at prior meetings, the Harbor funds’ operations and the Advisor’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser when appropriate.

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Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and EARNEST, including the background, education, expertise and experience of the investment professionals of Harbor Capital and EARNEST to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and EARNEST as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and EARNEST for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of EARNEST’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•Their knowledge of EARNEST’s performance generally in its capacity as subadviser to other Funds;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, EARNEST and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Fund, to identify and recommend to the Trustees quality subadvisers for the Fund, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
The Board evaluated the nature, extent and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.
Advisory Fee and Expense Ratio
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of a peer group of funds consisting of mutual funds and ETFs and above the average and median of a peer group of funds consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to EARNEST and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed,however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT OF HARBOR ACTIVE SMALL CAP GROWTH ETF
At a meeting of the Board held on November 19-21, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between the Trust, on behalf of Harbor Active Small Cap Growth ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Advisor, the Trust, on behalf of the Fund, and Granahan Investment Management LLC (the “Subadviser” or “Granahan”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Advisor and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Advisor resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadviser in its capacity as a subadviser for other Harbor funds. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Advisor and Subadviser. The Trustees also discussed with representatives of the Advisor, at the Meeting and at prior meetings, the Harbor funds’ operations and the Advisor’s ability, consistent with the “manager-of-managers” structure of many Harbor funds, to (i) identify and recommend to the Trustees a subadviser for the Fund, (ii) monitor and oversee the performance and investment capabilities of such subadviser, and (iii) recommend the replacement of a subadviser when appropriate.
At the Meeting, the Trustees, including the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and Granahan, including the background, education, expertise and experience of the investment professionals of Harbor Capital and Granahan to provide services to the Fund;
•The favorable history, reputation, qualifications and background of Harbor Capital and Granahan as well as the qualifications of their personnel;
•The fees proposed to be charged by Harbor Capital and Granahan for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of Granahan’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•The investment performance of Granahan in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index;
•The expected profitability of Harbor Capital with respect to the Fund;
•Information received at meetings throughout the year related to services rendered by Harbor Capital;
•The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•Any “fall out” benefits that might inure to Harbor Capital, Granahan and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Fund, to identify and recommend to the Trustees quality subadvisers for the Fund, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment,

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
administrative, legal and compliance professionals dedicated to the Harbor funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the Subadviser.
Advisory Fee and Expense Ratio
The Trustees noted that the proposed Investment Advisory Agreement provides that Harbor Capital will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of a peer group of funds consisting of mutual funds and ETFs and above the average and median of a peer group of funds consisting solely of ETFs, both compiled using Morningstar data and presented to the Board for comparison purposes. The Trustees further noted that a majority of the ETFs in the peer group consisting solely of ETFs are passively managed.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to Granahan and specifically the net advisory fee to be retained by Harbor Capital at various asset levels.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee schedule were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE SUBADVISORY AGREEMENT OF HARBOR ARES SYSTEMATIC HIGH YIELD ETF AND HARBOR ARES SYSTEMATIC MULTI-SECTOR INCOME ETF
At a meeting of the Board held on November 19-21, 2025 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the new Subadvisory Agreement among Harbor Capital Advisors, Inc. (“Harbor Capital”), Harbor ETF Trust (the “Trust”), on behalf of Harbor Ares Systematic High Yield ETF and Harbor Ares Systematic Multi-Sector Income ETF (each a “Fund” and, collectively, the “Funds”), and BlueCove Limited (“BlueCove”), to take effect upon the change of control of BlueCove in connection with the acquisition of BlueCove by Ares Management LLC (the “BlueCove Transaction”).
It was further noted that BlueCove had indicated that the BlueCove Transaction was not expected to result in any changes to the day-to-day management of BlueCove, the services that BlueCove provides to the Funds or the personnel providing those services. It was further noted that each new subadvisory agreement with BlueCove contains the same terms as the current subadvisory agreement for the applicable Funds with the exception of the effective date and term provisions.
In anticipation of the termination of the current subadvisory agreements in connection with the BlueCove Transaction, the Board, including the Independent Trustees, determined that the terms of each new subadvisory agreement with BlueCove were fair and reasonable, and that each new subadvisory agreement should be approved.
Factors Considered
In considering each new subadvisory agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. Among the factors considered by the Trustees were the following:
•The BlueCove Transaction is not expected to affect the nature, extent, and quality of the services to be provided by BlueCove or result in a change in the day-to-day management of BlueCove or the investment professionals who provide investment management services to the Funds;

⬤

Harbor ETF Trust
ADDITIONAL INFORMATION (Unaudited)—Continued

FORM N-CSR ITEMS 8-11—Continued
•Key BlueCove personnel, including those who provide services to the Funds, are not expected to be negatively impacted by the consummation of the BlueCove Transaction; and
•The terms of each new subadvisory agreement are identical to the terms of the current subadvisory agreement for the applicable Fund except for the effective date and term provisions, and the services to be provided by BlueCove and compensation payable to BlueCove will remain the same.
The Trustees considered the nature, extent and quality of the services to be provided by BlueCove to the Funds. In its deliberations, the Board was mindful of the fact that, by choosing to invest in the Funds, the Funds’ shareholders entrusted Harbor Capital with the responsibility, subject to the approval of the Board, for selecting the Funds’ subadviser, overseeing and monitoring that subadviser’s performance and replacing the subadviser if necessary.
The Board considered that it had approved the annual renewal of the current subadvisory agreement at the February 20-22, 2025 Board meeting. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds given the continuity of portfolio management expected following the Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the most recent approval of the renewal of the current subadvisory agreement for the applicable Funds, that it need not reconsider all of the factors that it would typically consider in connection with an initial approval or contract renewal. The Board also noted that, notwithstanding the initial two-year period permitted under the Investment Company Act, it would nonetheless consider the renewal of each subadvisory agreement in February 2026 as part of the annual contract renewal process.

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ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Refer to the “Additional Information” section of the financial statements filed under Item 7 of this Form N-CSR.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable

ITEM 19 – EXHIBITS

(a)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 22, 2026 on its behalf by the undersigned, thereunto duly authorized.

HARBOR ETF TRUST

By:	/s/ Charles F. McCain
Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles F. McCain	Chairman, President and Trustee	June 22, 2026
	Charles F. McCain	(Principal Executive Officer)

By:	/s/ Howard M. Reich	Treasurer (Principal Financial	June 22, 2026
	Howard M. Reich	and Accounting Officer)

Exhibit Index

Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).